UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 9 of its series:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

March 31, 2016

Wells Fargo Diversified Capital Builder Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified Capital Builder Fund for the six-month period that ended March 31, 2016. The period was marked by heightened volatility for high-yield bond markets, driven in part by continued weakness in energy-related bonds. A resilient U.S. economy supported the domestic stock market despite worries about slowing overseas growth. Solid U.S. growth led into a generally benign credit cycle for nonenergy debt, and that factor along with continued low interest rates helped support investment-grade bonds.

Economic data supported the view of a resilient U.S. economy, which aided stock-market returns.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate remained basically unchanged, beginning and ending the period at 5.0%. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the U.S. Federal Reserve’s (Fed’s) favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate by 0.25% in December 2015. However, the FOMC remained on hold after its March 2016 meeting, and the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual.

Despite the favorable backdrop for U.S. growth, signs of a slowdown in China’s economy led to late-2015 fears of a hard landing in that country. The S&P 500 Index,1 which is filled with multinational companies that conduct business in China, thus posted a loss for the three-month period from December 2015 through February 2016. The Chinese authorities were able to reassure investors, however, and large-cap stocks rebounded in March 2016 to end the six-month period with an 8.49% gain.

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market, and the Barclays Corporate Bond Index2 posted a 3.37% return for the reporting period.

By contrast, the high-yield bond market displayed considerable volatility. A major negative factor was the number of energy companies with outstanding high-yield debt. These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded near $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. In fact, credit rating agency Fitch Ratings Ltd. estimated that the default rate for energy bonds in 2016 would exceed the previous mark set in 1999. Liquidity-related concerns also affected the high-yield bond market in the fourth quarter of 2015. Notably, a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Diversified Capital Builder Fund	3

high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive (and illiquid) investments led to its eventual issues, that event put pressure on certain securities, especially the lower-quality securities that the fund in question preferred. Nonetheless, the relatively generous yields on high-yield bonds remained attractive in a low-yielding environment, and investor interest returned in the first quarter of 2016. This late-period rebound allowed the Barclays U.S. Corporate High Yield Bond Index3 to post a 1.22% gain for the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns (%) as of March 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	(5.28)	6.84	4.69	0.49	8.11	5.31	1.15	1.15
Class B (EKBBX)*	9-11-1935	(4.87)	6.99	4.80	(0.37)	7.29	4.80	1.90	1.90
Class C (EKBCX)	1-22-1998	(1.34)	7.29	4.53	(0.34)	7.29	4.53	1.90	1.90
Administrator Class (EKBDX)	7-30-2010	–	–	–	0.58	8.34	5.48	1.07	1.05
Institutional Class (EKBYX)	1-26-1998	–	–	–	0.76	8.55	5.67	0.82	0.78
Diversified Capital Builder Blended Index[4]	–	–	–	–	(0.54)	9.73	7.09	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–	–	–	–	(3.90)	4.71	6.78	–	–
Russell 1000® Index[6]	–	–	–	–	0.50	11.35	7.06	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified Capital Builder Fund	5

Ten largest holdings (%) as of March 31, 2016[7]
FEI Company	3.54
Columbia Pipeline Group Incorporated	3.10
Tronox Finance LLC, 6.38%, 8-15-2020	2.94
Jarden Corporation	2.84
CMS Energy Corporation	2.55
Dominion Resources Incorporated	2.54
DTE Energy Company	2.53
John Bean Technologies Corporation	2.48
Amphenol Corporation Class A	2.45
The Estee Lauder Companies Incorporated Class A	2.39

Portfolio allocation as of March 31, 2016[8]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.05% for Administrator Class and 0.78% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the following indexes: BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (25%) and Russell 1000® Index (75%). You cannot invest directly in an index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,098.26	$6.03	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,093.91	$9.95	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,094.30	$9.95	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$1,099.13	$5.20	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.00	0.99%
Institutional Class
Actual	$1,000.00	$1,099.45	$4.09	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund	7

Security name	Shares	Value

Common Stocks: 71.75%

Consumer Discretionary: 10.46%

Auto Components: 1.19%
Gentex Corporation	450,000	$7,060,500

Distributors: 1.76%
Genuine Parts Company	105,000	10,432,800

Household Durables: 5.25%
Harman International Industries Incorporated	70,000	6,232,800
Jarden Corporation †	285,000	16,800,750
Leggett & Platt Incorporated	165,000	7,986,000

		31,019,550

Specialty Retail: 2.26%
The Home Depot Incorporated	100,000	13,343,000

Consumer Staples: 6.46%

Food & Staples Retailing: 2.02%
CVS Health Corporation	115,000	11,928,950

Food Products: 1.81%
ConAgra Foods Incorporated	240,000	10,708,800

Household Products: 0.24%
Church & Dwight Company Incorporated	15,000	1,382,700

Personal Products: 2.39%
The Estee Lauder Companies Incorporated Class A	150,000	14,146,500

Energy: 4.51%

Oil, Gas & Consumable Fuels: 4.51%
Cabot Oil & Gas Corporation	100,000	2,271,000
Columbia Pipeline Group Incorporated	730,000	18,323,000
EQT Corporation	90,000	6,053,400

		26,647,400

Financials: 2.90%

Banks: 0.29%
PNC Financial Services Group Incorporated	20,000	1,691,400

Real Estate Management & Development: 1.51%
CBRE Group Incorporated Class A †	310,000	8,934,200

REITs: 1.10%
Boston Properties Incorporated	20,000	2,541,600
Saul Centers Incorporated	75,000	3,976,500

		6,518,100

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Health Care: 10.18%

Biotechnology: 0.48%
Baxalta Incorporated	70,000	$2,828,000

Health Care Equipment & Supplies: 4.89%
Becton Dickinson & Company	61,942	9,404,034
C.R. Bard Incorporated	30,000	6,080,100
Medtronic plc	170,000	12,750,000
West Pharmaceutical Services Incorporated	10,000	693,200

		28,927,334

Health Care Providers & Services: 1.09%
Cardinal Health Incorporated	50,000	4,097,500
McKesson Corporation	15,000	2,358,750

		6,456,250

Life Sciences Tools & Services: 3.01%
Quintiles Transnational Holdings Incorporated †	150,000	9,765,000
Thermo Fisher Scientific Incorporated	10,000	1,415,900
Waters Corporation †	50,000	6,596,000

		17,776,900

Pharmaceuticals: 0.71%
Eli Lilly & Company	50,000	3,600,500
Mallinckrodt plc †	10,000	612,800

		4,213,300

Industrials: 8.50%

Aerospace & Defense: 3.67%
Huntington Ingalls Industries Incorporated	85,000	11,639,900
Lockheed Martin Corporation	15,000	3,322,500
Raytheon Company	55,000	6,744,650

		21,707,050

Building Products: 0.64%
Apogee Enterprises Incorporated	70,000	3,072,300
Lennox International Incorporated	5,000	675,950

		3,748,250

Electrical Equipment: 0.48%
AMETEK Incorporated	45,000	2,249,100
Sensata Technologies Holding NV †	15,000	582,600

		2,831,700

Machinery: 3.71%
Donaldson Company Incorporated	20,000	638,200
IDEX Corporation	80,000	6,630,400
John Bean Technologies Corporation	260,000	14,666,600

		21,935,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund	9

Security name	Shares	Value

Information Technology: 11.52%

Communications Equipment: 0.07%
CommScope Holdings Incorporated †	15,000	$418,800

Electronic Equipment, Instruments & Components: 6.35%
Amphenol Corporation Class A	250,000	14,455,000
Belden Incorporated	35,000	2,148,300
FEI Company	235,000	20,917,350

		37,520,650

Internet Software & Services: 1.55%
Akamai Technologies Incorporated †	165,000	9,169,050

IT Services: 2.28%
Automatic Data Processing Incorporated	150,000	13,456,500

Software: 0.69%
Adobe Systems Incorporated †	5,000	469,000
CDK Global Incorporated	20,000	931,000
FireEye Incorporated «†	35,000	629,650
Mentor Graphics Corporation	30,000	609,900
Splunk Incorporated †	30,000	1,467,900

		4,107,450

Technology Hardware, Storage & Peripherals: 0.58%
Seagate Technology plc «	100,000	3,445,000

Materials: 0.26%

Chemicals: 0.26%
LyondellBasell Industries NV Class A	5,000	427,900
Westlake Chemical Corporation	15,000	694,500
Westlake Chemical Partners LP	20,000	394,000

		1,516,400

Utilities: 16.96%

Electric Utilities: 4.84%
American Electric Power Company Incorporated	130,000	8,632,000
Edison International	100,000	7,189,000
Exelon Corporation	80,000	2,868,800
NextEra Energy Incorporated	55,000	6,508,700
Pinnacle West Capital Corporation	45,000	3,378,150

		28,576,650

Gas Utilities: 1.44%
Atmos Energy Corporation	115,000	8,539,900

Multi-Utilities: 10.68%
CMS Energy Corporation	355,000	15,066,200
Dominion Resources Incorporated	200,000	15,024,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name			Shares	Value

Multi-Utilities (continued)
DTE Energy Company			165,000	$14,958,900
NiSource Incorporated			170,000	4,005,200
Sempra Energy			135,000	14,046,750

				63,101,050

Total Common Stocks (Cost $351,324,718)				424,089,334

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 25.03%

Consumer Discretionary: 3.47%

Auto Components: 2.01%
Dana Holding Corporation	5.50%	12-15-2024	$500,000	471,250
Lear Corporation	5.25	1-15-2025	11,000,000	11,440,000

				11,911,250

Hotels, Restaurants & Leisure: 0.35%
Speedway Motorsports Incorporated	5.13	2-1-2023	2,000,000	2,050,000

Specialty Retail: 1.11%
Group 1 Automotive Incorporated «	5.00	6-1-2022	2,280,000	2,257,200
Penske Auto Group Incorporated	5.75	10-1-2022	4,200,000	4,284,000

				6,541,200

Consumer Staples: 0.63%

Beverages: 0.63%
Constellation Brands Incorporated	4.75	11-15-2024	3,600,000	3,753,000

Energy: 2.44%

Oil, Gas & Consumable Fuels: 2.44%
Kinder Morgan Energy Partners LP	4.30	6-1-2025	2,500,000	2,378,968
ONEOK Incorporated	7.50	9-1-2023	1,000,000	975,000
Tennessee Gas Pipeline Company	7.00	3-15-2027	10,534,000	11,063,123

				14,417,091

Financials: 0.63%

REITs: 0.63%
Crown Castle International Corporation	4.88	4-15-2022	3,000,000	3,210,600
Iron Mountain Incorporated	5.75	8-15-2024	500,000	512,500

				3,723,100

Health Care: 3.52%

Health Care Providers & Services: 1.24%
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	1,010,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,295,500
HCA Incorporated	5.25	6-15-2026	2,000,000	2,050,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	996,250

				7,351,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 1.32%
Quintiles Transnational Corporation 144A	4.88%	5-15-2023	$7,600,000	$7,768,188

Pharmaceuticals: 0.96%
AMAG Pharmaceuticals Incorporated 144A	7.88	9-1-2023	1,800,000	1,588,500
Horizon Pharma plc 144A	6.63	5-1-2023	4,650,000	4,103,625

				5,692,125

Industrials: 3.58%

Aerospace & Defense: 2.72%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	11,926,000	12,492,485
Moog Incorporated 144A	5.25	12-1-2022	1,500,000	1,501,875
Orbital ATK Incorporated 144A	5.50	10-1-2023	2,000,000	2,100,000

				16,094,360

Commercial Services & Supplies: 0.17%
Clean Harbors Incorporated 144A	5.13	6-1-2021	500,000	505,625
Clean Harbors Incorporated	5.13	6-1-2021	500,000	505,625

				1,011,250

Machinery: 0.34%
Oshkosh Corporation	5.38	3-1-2025	2,000,000	2,015,000

Trading Companies & Distributors: 0.35%
HD Supply Incorporated 144A%%	5.75	4-15-2024	2,000,000	2,055,000

Information Technology: 2.88%

Communications Equipment: 1.37%
CommScope Incorporated 144A	5.50	6-15-2024	8,000,000	8,080,000

Electronic Equipment, Instruments & Components: 0.82%
Anixter International Incorporated	5.13	10-1-2021	1,000,000	1,005,000
Belden Incorporated 144A	5.25	7-15-2024	3,000,000	2,865,000
Belden Incorporated 144A	5.50	9-1-2022	1,000,000	1,005,000

				4,875,000

IT Services: 0.48%
Neustar Incorporated	4.50	1-15-2023	3,500,000	2,852,500

Semiconductors & Semiconductor Equipment: 0.21%
Micron Technology Incorporated 144A	5.25	8-1-2023	1,500,000	1,226,250

Materials: 7.88%

Chemicals: 6.81%
A. Schulman Incorporated 144A	6.88	6-1-2023	4,640,000	4,570,400
Celanese U.S. Holdings LLC	4.63	11-15-2022	2,000,000	2,012,000
Huntsman International LLC «	4.88	11-15-2020	1,000,000	990,000
Olin Corporation	5.50	8-15-2022	6,000,000	5,880,000
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	5,604,700
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	3,600,000	3,798,000
Tronox Finance LLC	6.38	8-15-2020	22,588,000	17,392,760

				40,247,860

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 1.07%
Ball Corporation	5.00%	3-15-2022	$500,000	$522,500
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,159,000
Berry Plastics Corporation 144A	6.00	10-15-2022	2,000,000	2,095,000
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	528,750

				6,305,250

Total Corporate Bonds and Notes (Cost $153,811,802)				147,970,174

Yankee Corporate Bonds and Notes: 2.62%

Health Care: 0.45%

Pharmaceuticals: 0.45%
Mallinckrodt plc 144A	5.50	4-15-2025	3,000,000	2,647,500

Industrials: 0.34%

Electrical Equipment: 0.34%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	2,010,000

Information Technology: 1.83%

Technology Hardware, Storage & Peripherals: 1.83%
Seagate HDD Cayman	4.75	6-1-2023	9,500,000	7,871,938
Seagate HDD Cayman 144A	4.88	6-1-2027	3,896,000	2,934,423

				10,806,361

Total Yankee Corporate Bonds and Notes (Cost $17,349,359)				15,463,861

	Yield		Shares
Short-Term Investments: 1.77%

Investment Companies: 1.77%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43		7,149,345	7,149,345
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.44		3,322,529	3,322,529

Total Short-Term Investments (Cost $10,471,874)				10,471,874

Total investments in securities (Cost $532,957,753) *	101.17%	597,995,243
Other assets and liabilities, net	(1.17)	(6,935,601)

Total net assets	100.00%	$591,059,642

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $532,843,006 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,238,033
Gross unrealized losses	(24,085,796)

Net unrealized gains	$65,152,237

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Diversified Capital Builder Fund	13

Assets
Investments
In unaffiliated securities (including $6,985,278 of securities loaned), at value (cost $522,485,879)	$587,523,369
In affiliated securities, at value (cost $10,471,874)	10,471,874

Total investments, at value (cost $532,957,753)	597,995,243
Receivable for Fund shares sold	373,833
Receivable for dividends and interest	3,056,467
Receivable for securities lending income	3,618
Prepaid expenses and other assets	129,346

Total assets	601,558,507

Liabilities
Payable for investments purchased	2,016,250
Payable for Fund shares redeemed	584,029
Payable upon receipt of securities loaned	7,149,345
Management fee payable	312,142
Distribution fees payable	36,925
Administration fees payable	95,066
Accrued expenses and other liabilities	305,108

Total liabilities	10,498,865

Total net assets	$591,059,642

NET ASSETS CONSIST OF
Paid-in capital	$525,856,607
Undistributed net investment income	1,341,321
Accumulated net realized losses on investments	(1,175,776)
Net unrealized gains on investments	65,037,490

Total net assets	$591,059,642

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$414,938,746
Shares outstanding – Class A1	46,123,630
Net asset value per share – Class A	$9.00
Maximum offering price per share – Class A2	$9.55
Net assets – Class B	$2,225,916
Shares outstanding – Class B1	245,062
Net asset value per share – Class B	$9.08
Net assets – Class C	$57,206,114
Shares outstanding – Class C1	6,355,575
Net asset value per share – Class C	$9.00
Net assets – Administrator Class	$14,062,267
Shares outstanding – Administrator Class[1]	1,561,986
Net asset value per share – Administrator Class	$9.00
Net assets – Institutional Class	$102,626,599
Shares outstanding – Institutional Class[1]	11,473,743
Net asset value per share – Institutional Class	$8.94

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified Capital Builder Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Interest	$4,164,304
Dividends	3,911,017
Income from affiliated securities	16,149
Securities lending income, net	12,968

Total investment income	8,104,438

Expenses
Management fee	1,813,287
Administration fees
Class A	420,695
Class B	2,736
Class C	56,866
Administrator Class	4,657
Institutional Class	63,812
Shareholder servicing fees
Class A	500,828
Class B	3,257
Class C	67,698
Administrator Class	8,955
Distribution fees
Class B	9,772
Class C	203,092
Custody and accounting fees	19,263
Professional fees	23,118
Registration fees	32,407
Shareholder report expenses	28,597
Trustees’ fees and expenses	11,000
Other fees and expenses	3,807

Total expenses	3,273,847
Less: Fee waivers and/or expense reimbursements	(20,585)

Net expenses	3,253,262

Net investment income	4,851,176

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,290,135)
Net change in unrealized gains (losses) on investments	49,660,031

Net realized and unrealized gains (losses) on investments	48,369,896

Net increase in net assets resulting from operations	$53,221,072

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Diversified Capital Builder Fund	15

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment income		$4,851,176		$7,234,900
Net realized gains (losses) on investments		(1,290,135)		59,544,695
Net change in unrealized gains (losses) on investments		49,660,031		(71,976,899)

Net increase (decrease) in net assets resulting from operations		53,221,072		(5,197,304)

Distributions to shareholders from
Net investment income
Class A		(2,414,244)		(4,369,242)
Class B		(3,447)		(7,771)
Class C		(130,184)		(141,210)
Administrator Class		(77,162)		(120,391)
Institutional Class		(775,130)		(1,482,197)
Net realized gains
Class A		(38,200,806)		0
Class B		(258,301)		0
Class C		(5,148,475)		0
Administrator Class		(504,792)		0
Institutional Class		(9,439,938)		0

Total distributions to shareholders		(56,952,479)		(6,120,811)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	589,825	5,184,188	2,083,460	20,605,565
Class B	4,614	38,831	13,876	136,786
Class C	557,869	4,876,861	1,628,588	15,975,268
Administrator Class	1,120,603	9,728,858	597,936	5,892,607
Institutional Class	613,265	5,357,362	1,457,516	14,260,256

		25,186,100		56,870,482

Reinvestment of distributions
Class A	4,621,181	38,648,345	423,836	4,106,343
Class B	24,756	208,368	676	6,705
Class C	564,770	4,716,676	12,912	126,376
Administrator Class	67,956	572,125	12,215	118,673
Institutional Class	1,124,674	9,366,773	140,068	1,347,977

		53,512,287		5,706,074

Payment for shares redeemed
Class A	(3,212,184)	(28,331,898)	(4,696,961)	(46,170,825)
Class B	(115,167)	(1,018,215)	(235,677)	(2,347,105)
Class C	(617,174)	(5,440,744)	(690,709)	(6,779,827)
Administrator Class	(492,227)	(4,464,725)	(754,084)	(7,409,406)
Institutional Class	(987,689)	(8,518,637)	(1,683,456)	(16,493,344)

		(47,774,219)		(79,200,507)

Net increase (decrease) in net assets resulting from capital share transactions		30,924,168		(16,623,951)

Total increase (decrease) in net assets		27,192,761		(27,942,066)

Net assets
Beginning of period		563,866,881		591,808,947

End of period		$591,059,642		$563,866,881

Undistributed (overdistributed) net investment income		$1,341,321		$(109,688)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.12	$9.31	$7.89	$6.93	$5.65	$6.02
Net investment income	0.08	0.11	0.09	0.12	0.15	0.10
Net realized and unrealized gains (losses) on investments	0.74	(0.20)	1.41	0.96	1.29	(0.36)

Total from investment operations	0.82	(0.09)	1.50	1.08	1.44	(0.26)
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.08)	(0.12)	(0.16)	(0.11)
Net realized gains	(0.89)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.94)	(0.10)	(0.08)	(0.12)	(0.16)	(0.11)
Net asset value, end of period	$9.00	$9.12	$9.31	$7.89	$6.93	$5.65
Total return[1]	9.83%	(1.05)%	19.10%	15.75%	25.58%	(4.53)%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.19%	1.21%	1.20%	1.21%	1.21%
Net expenses	1.15%	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment income	1.73%	1.17%	1.09%	1.66%	2.40%	1.57%
Supplemental data
Portfolio turnover rate	24%	69%	82%	70%	79%	56%
Net assets, end of period (000s omitted)	$414,939	$402,303	$431,388	$399,535	$390,705	$364,533

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Capital Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.19	$9.38	$7.95	$6.98	$5.69	$6.05
Net investment income	0.04 [1]	0.04 [1]	0.03 [1]	0.07 [1]	0.11 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	0.75	(0.21)	1.41	0.96	1.28	(0.37)

Total from investment operations	0.79	(0.17)	1.44	1.03	1.39	(0.31)
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.06)	(0.10)	(0.05)
Net realized gains	(0.89)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.90)	(0.02)	(0.01)	(0.06)	(0.10)	(0.05)
Net asset value, end of period	$9.08	$9.19	$9.38	$7.95	$6.98	$5.69
Total return[2]	9.39%	(1.86)%	18.15%	14.87%	24.62%	(5.20)%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.94%	1.96%	1.95%	1.96%	1.96%
Net expenses	1.90%	1.94%	1.95%	1.95%	1.95%	1.95%
Net investment income	0.95%	0.44%	0.34%	0.94%	1.65%	0.81%
Supplemental data
Portfolio turnover rate	24%	69%	82%	70%	79%	56%
Net assets, end of period (000s omitted)	$2,226	$3,042	$5,180	$6,502	$8,077	$10,360

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.12	$9.32	$7.90	$6.94	$5.66	$6.02
Net investment income	0.05	0.05	0.03	0.07	0.10	0.05
Net realized and unrealized gains (losses) on investments	0.74	(0.22)	1.41	0.96	1.29	(0.35)

Total from investment operations	0.79	(0.17)	1.44	1.03	1.39	(0.30)
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.02)	(0.07)	(0.11)	(0.06)
Net realized gains	(0.89)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.91)	(0.03)	(0.02)	(0.07)	(0.11)	(0.06)
Net asset value, end of period	$9.00	$9.12	$9.32	$7.90	$6.94	$5.66
Total return[1]	9.43%	(1.88)%	18.21%	14.86%	24.63%	(5.14)%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.94%	1.96%	1.95%	1.96%	1.96%
Net expenses	1.90%	1.94%	1.95%	1.95%	1.95%	1.95%
Net investment income	0.99%	0.41%	0.34%	0.91%	1.65%	0.79%
Supplemental data
Portfolio turnover rate	24%	69%	82%	70%	79%	56%
Net assets, end of period (000s omitted)	$57,206	$53,373	$45,670	$39,758	$38,279	$35,665

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.12	$9.32	$7.90	$6.94	$5.66	$5.99
Net investment income	0.08 [1]	0.14 [1]	0.12 [1]	0.14 [1]	0.17 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.75	(0.22)	1.41	0.96	1.28	(0.37)

Total from investment operations	0.83	(0.08)	1.53	1.10	1.45	(0.24)
Distributions to shareholders from
Net investment income	(0.06)	(0.12)	(0.11)	(0.14)	(0.17)	(0.09)
Net realized gains	(0.89)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.95)	(0.12)	(0.11)	(0.14)	(0.17)	(0.09)
Net asset value, end of period	$9.00	$9.12	$9.32	$7.90	$6.94	$5.66
Total return[2]	9.91%	(0.92)%	19.39%	16.06%	25.84%	(4.25)%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.05%	1.04%	1.04%	1.03%	1.04%
Net expenses	0.99%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.86%	1.41%	1.33%	1.84%	2.65%	1.86%
Supplemental data
Portfolio turnover rate	24%	69%	82%	70%	79%	56%
Net assets, end of period (000s omitted)	$14,062	$7,898	$9,411	$6,836	$3,015	$3,632

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.07	$9.27	$7.85	$6.90	$5.62	$5.99
Net investment income	0.09	0.15	0.13 [1]	0.15	0.18 [1]	0.14
Net realized and unrealized gains (losses) on investments	0.74	(0.21)	1.41	0.95	1.28	(0.37)

Total from investment operations	0.83	(0.06)	1.54	1.10	1.46	(0.23)
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.12)	(0.15)	(0.18)	(0.14)
Net realized gains	(0.89)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.96)	(0.14)	(0.12)	(0.15)	(0.18)	(0.14)
Net asset value, end of period	$8.94	$9.07	$9.27	$7.85	$6.90	$5.62
Total return[2]	9.94%	(0.75)%	19.68%	16.17%	26.23%	(4.08)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.79%	0.78%	0.77%	0.78%	0.78%
Net expenses	0.78%	0.77%	0.78%	0.77%	0.78%	0.77%
Net investment income	2.10%	1.58%	1.52%	2.08%	2.80%	1.99%
Supplemental data
Portfolio turnover rate	24%	69%	82%	70%	79%	56%
Net assets, end of period (000s omitted)	$102,627	$97,251	$100,160	$149,790	$142,256	$71,195

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

22	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	23

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$61,855,850	$0	$0	$61,855,850
Consumer staples	38,166,950	0	0	38,166,950
Energy	26,647,400	0	0	26,647,400
Financials	17,143,700	0	0	17,143,700
Health care	60,201,784	0	0	60,201,784
Industrials	50,222,200	0	0	50,222,200
Information technology	68,117,450	0	0	68,117,450
Materials	1,516,400	0	0	1,516,400
Utilities	100,217,600	0	0	100,217,600

Corporate bonds and notes	0	147,970,174	0	147,970,174

Yankee corporate bonds and notes	0	15,463,861	0	15,463,861

Short-term investments
Investment companies	3,322,529	0	0	3,322,529
Investments measured at net asset value*				7,149,345
Total assets	$427,411,863	$163,434,035	$0	$597,995,243

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $7,149,345 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

24	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.05% for Administrator Class shares, and 0.78% for Institutional Class Shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $10,034 from the sale of Class A shares and $1,185 and $69 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $140,724,591 and $134,770,214, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	25

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Diversified Capital Builder Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Diversified Capital Builder Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

28	Wells Fargo Diversified Capital Builder Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Diversified Capital Builder Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about
Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a
trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo
Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

  241824 05-16
SA225/SAR225 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Diversified Income Builder
Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

2

Wells Fargo Diversified Income Builder Fund

Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and
persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified Income Builder Fund for the six-month period that ended March 31, 2016.
The period was marked by heightened volatility for high-yield bond markets, driven in part by continued weakness in energy-related bonds. A resilient U.S. economy supported the domestic stock market despite worries about slowing overseas growth.
Solid U.S. growth led into a generally benign credit cycle for nonenergy debt, and that factor along with continued low interest rates helped support investment-grade bonds.

Economic data supported the view of a resilient U.S. economy, which aided stock-market returns.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate remained basically unchanged, beginning and ending the period at
5.0%. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the U.S. Federal Reserve’s (Fed’s) favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate
economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate by 0.25% in December 2015. However, the FOMC remained on hold after its March 2016 meeting, and the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual.

Despite the favorable backdrop for U.S. growth, signs of a slowdown in China’s economy led to late-2015 fears of a hard landing in that country. The S&P 500 Index,1 which is filled with multinational companies that conduct business in China, thus posted a loss for the three-month period from December 2015 through February 2016. The Chinese authorities were able to reassure investors, however, and large-cap stocks rebounded in March 2016 to end the six-month period with an 8.49% gain.

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market, and the Barclays Corporate Bond Index2 posted a 3.37% return for the reporting period.

By contrast, the high-yield bond market displayed considerable volatility. A major negative factor was the number of energy companies with outstanding high-yield debt.
These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded near $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. In fact, credit rating agency Fitch Ratings Ltd. estimated that the default rate for energy bonds in 2016 would exceed the previous mark set in 1999. Liquidity-related concerns also affected the high-yield bond market in the fourth quarter of 2015. Notably, a

[1]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]
The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

Letter to shareholders (unaudited)

Wells Fargo Diversified Income Builder Fund

3

high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive (and illiquid) investments led to its eventual issues, that event put pressure on certain securities, especially the lower-quality securities that the fund in question preferred. Nonetheless, the relatively generous yields on high-yield bonds remained attractive in a low-yielding environment, and investor interest returned in the first quarter of 2016. This late-period rebound allowed the Barclays U.S. Corporate High Yield Bond Index3 to post a 1.22% gain for the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.
To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at
wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]
The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4

Wells Fargo Diversified Income Builder Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Capital
Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns (%) as of
March 31, 20161

Including sales charge

Excluding sales charge

Expense ratios[2] (%)

Inception date

1 year

5 year

10 year

1 year

5 year

10 year

Gross

Net[3]

Class A (EKSAX)

4-14-1987

(5.62
)

4.59

4.37

0.22

5.82

4.98

1.07

1.07

Class B (EKSBX)*

2-1-1993

(5.19
)

4.71

4.44

(0.53
)

5.02

4.44

1.82

1.82

Class C (EKSCX)

2-1-1993

(1.53
)

5.03

4.20

(0.53
)

5.03

4.20

1.82

1.82

Administrator Class (EKSDX)

7-30-2010

–

–

–

0.33

5.97

5.10

0.99

0.90

Institutional Class (EKSYX)

1-13-1997

–

–

–

0.52

6.18

5.28

0.74

0.71

Diversified Income Builder Blended Index[4]

–

–

–

–

(2.74
)

6.41

6.95

–

–

BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]

–

–

–

–

(3.90
)

4.71

6.78

–

–

Russell 1000® Index[6]

–

–

–

–

0.50

11.35

7.06

–

–

*

Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator
Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and
bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment
(relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)

Wells Fargo Diversified Income Builder Fund

5

Ten largest holdings (%) as of March 31, 2016[7]

National Fuel Gas Company, 4.90%, 12-1-2021

3.10

CommScope Incorporated, 5.50%, 6-15-2024

3.07

Penske Auto Group Incorporated, 5.75%, 10-1-2022

2.92

  Huntington Ingalls Industries Incorporated,
5.00%, 11-15-2025

2.78

Tronox Finance LLC, 6.38%, 8-15-2020

2.73

  Rayonier Advanced Materials Products Incorporated, 5.50%,
6-1-2024

2.41

Orbital ATK Incorporated, 5.50%, 10-1-2023

2.40

Olin Corporation, 5.50%, 8-15-2022

2.21

 Quintiles Transnational Corporation,
4.88%, 5-15-2023

2.17

Group 1 Automotive Incorporated, 5.00%, 6-1-2022

2.07

Portfolio allocation as of March 31, 2016[8]

[1]
Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to
Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

[2]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]
The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at
1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.90% for Administrator Class, and 0.71% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]
Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the following indexes: BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (75%) and Russell 1000® Index (25%). You cannot invest directly in an index.

[5]
The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index.

[6]
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000®
Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]
The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]
Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6

Wells Fargo Diversified Income Builder Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The
example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line
of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning account value 10-1-2015

Ending account value 3-31-2016

Expenses paid during the period¹

Net annualized expense ratio

Class A

Actual

$
1,000.00

$
1,061.66

$
5.57

1.08
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.60

$
5.45

1.08
%

Class B

Actual

$
1,000.00

$
1,057.54

$
9.41

1.83
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.85

$
9.22

1.83
%

Class C

Actual

$
1,000.00

$
1,057.63

$
9.41

1.83
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,015.85

$
9.22

1.83
%

Administrator Class

Actual

$
1,000.00

$
1,061.62

$
4.64

0.90
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.50

$
4.55

0.90
%

Institutional Class

Actual

$
1,000.00

$
1,062.70

$
3.66

0.71
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.45

$
3.59

0.71
%

[1]
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)

Wells Fargo Diversified Income Builder Fund

7

Security name

Shares

Value

Common Stocks: 22.26%

Consumer Discretionary: 2.86%

Auto Components: 0.42%

Gentex Corporation

100,000

$
1,569,000

Distributors: 0.13%

Genuine Parts Company

5,000

496,800

Household Durables: 1.81%

Harman International Industries Incorporated

15,000

1,335,600

Jarden Corporation †

40,000

2,358,000

Leggett & Platt Incorporated

65,000

3,146,000

6,839,600

Specialty Retail: 0.50%

The Home Depot Incorporated

14,000

1,868,020

Consumer Staples: 1.65%

Food Products: 0.65%

ConAgra Foods Incorporated

55,000

2,454,100

Personal Products: 1.00%

The Estee Lauder Companies Incorporated Class A

40,000

3,772,400

Energy: 1.53%

Oil, Gas & Consumable Fuels: 1.53%

Cabot Oil & Gas Corporation

25,000

567,750

Columbia Pipeline Group Incorporated

140,000

3,514,000

EQT Corporation

25,000

1,681,500

5,763,250

Financials: 0.82%

Real Estate Management & Development: 0.50%

CBRE Group Incorporated Class A †

65,000

1,873,300

REITs: 0.32%

Saul Centers Incorporated

23,000

1,219,460

Health Care: 3.17%

Biotechnology: 0.11%

Baxalta Incorporated

10,000

404,000

Health Care Equipment & Supplies: 1.34%

Becton Dickinson & Company

2,000

303,640

C.R. Bard Incorporated

8,000

1,621,360

Medtronic plc

37,000

2,775,000

West Pharmaceutical Services Incorporated

5,000

346,600

5,046,600

The accompanying notes are
an integral part of these financial statements.

8

Wells Fargo Diversified Income Builder Fund

Portfolio of investments—March 31, 2016 (unaudited)

Security name

Shares

Value

Health Care Providers & Services: 0.22%

Cardinal Health Incorporated

10,000

$
819,500

Life Sciences Tools & Services: 1.31%

Quintiles Transnational Holdings Incorporated †

45,000

2,929,500

Thermo Fisher Scientific Incorporated

5,000

707,950

Waters Corporation †

10,000

1,319,200

4,956,650

Pharmaceuticals: 0.19%

Eli Lilly & Company

10,000

720,100

Industrials: 2.48%

Aerospace & Defense: 1.34%

Huntington Ingalls Industries Incorporated

28,000

3,834,320

Raytheon Company

10,000

1,226,300

5,060,620

Building Products: 0.12%

Apogee Enterprises Incorporated

10,000

438,900

Electrical Equipment: 0.05%

Sensata Technologies Holding NV †

5,000

194,200

Machinery: 0.97%

John Bean Technologies Corporation

65,000

3,666,650

Information Technology: 2.48%

Electronic Equipment, Instruments & Components: 1.41%

Amphenol Corporation Class A

20,000

1,156,400

Belden Incorporated

10,000

613,800

FEI Company

40,000

3,560,400

5,330,600

Internet Software & Services: 0.51%

Akamai Technologies Incorporated †

35,000

1,944,950

IT Services: 0.48%

Automatic Data Processing Incorporated

20,000

1,794,200

Software: 0.08%

FireEye Incorporated †«

17,000

305,830

Utilities: 7.27%

Electric Utilities: 0.82%

American Electric Power Company Incorporated

20,000

1,328,000

NextEra Energy Incorporated

15,000

1,775,100

3,103,100

The accompanying notes are
an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)

Wells Fargo Diversified Income Builder Fund

9

Security name

Shares

Value

Gas Utilities: 0.79%

Atmos Energy Corporation

40,000

$
2,970,400

Multi-Utilities: 5.66%

CMS Energy Corporation

100,000

4,244,000

Dominion Resources Incorporated

60,000

4,507,200

DTE Energy Company

60,000

5,439,600

NiSource Incorporated

40,000

942,400

Sempra Energy

60,000

6,243,000

21,376,200

Total Common Stocks (Cost $75,341,396)

83,988,430

Interest rate

Maturity date

Principal

Corporate Bonds and Notes: 69.48%

Consumer Discretionary: 10.32%

Auto Components: 3.72%

Dana Holding Corporation

5.50
%

12-15-2024

$
3,925,000

3,699,313

Lear Corporation

4.75

1-15-2023

6,000,000

6,165,000

Lear Corporation

5.25

1-15-2025

2,000,000

2,080,000

Lear Corporation

5.38

3-15-2024

2,000,000

2,085,000

14,029,313

Hotels, Restaurants & Leisure: 1.28%

Speedway Motorsports Incorporated

5.13

2-1-2023

4,700,000

4,817,500

Household Durables: 0.33%

Jarden Corporation 144A

5.00

11-15-2023

1,200,000

1,257,000

Specialty Retail: 4.99%

Group 1 Automotive Incorporated «

5.00

6-1-2022

7,873,000

7,794,270

Penske Auto Group Incorporated

5.75

10-1-2022

10,813,000

11,029,260

18,823,530

Consumer Staples: 1.34%

Beverages: 1.34%

Constellation Brands Incorporated

4.75

11-15-2024

4,850,000

5,056,125

Energy: 2.41%

Oil, Gas & Consumable Fuels: 2.41%

Kinder Morgan Energy Partners LP

4.30

6-1-2025

3,500,000

3,330,555

ONEOK Incorporated

4.25

2-1-2022

2,000,000

1,660,000

ONEOK Incorporated

7.50

9-1-2023

1,000,000

975,000

Tennessee Gas Pipeline Company

7.00

3-15-2027

3,000,000

3,150,690

9,116,245

The accompanying notes are
an integral part of these financial statements.

10

Wells Fargo Diversified Income Builder Fund

Portfolio of investments—March 31, 2016 (unaudited)

Security name

Interest rate

Maturity date

Principal

Value

Financials: 2.31%

REITs: 2.31%

Crown Castle International Corporation

4.88
%

4-15-2022

$
3,000,000

$
3,210,600

Iron Mountain Incorporated

5.75

8-15-2024

3,927,000

4,025,175

Sabra Health Care LP / Sabra Capital Corporation

5.38

6-1-2023

1,500,000

1,470,000

8,705,775

Health Care: 10.14%

Health Care Equipment & Supplies: 1.72%

Fresenius Medical Care Holdings Incorporated 144A

5.88

1-31-2022

5,000,000

5,492,500

Halyard Health Incorporated

6.25

10-15-2022

1,000,000

996,250

6,488,750

Health Care Providers & Services: 4.64%

DaVita HealthCare Partners Incorporated

5.13

7-15-2024

3,000,000

3,030,000

DaVita HealthCare Partners Incorporated

5.75

8-15-2022

2,700,000

2,818,125

HCA Incorporated

5.25

6-15-2026

4,000,000

4,100,000

HCA Incorporated

5.38

2-1-2025

5,500,000

5,560,170

HealthSouth Corporation

5.13

3-15-2023

2,000,000

1,992,500

17,500,795

Life Sciences Tools & Services: 2.17%

Quintiles Transnational Corporation 144A

4.88

5-15-2023

8,000,000

8,177,040

Pharmaceuticals: 1.61%

AMAG Pharmaceuticals Incorporated 144A

7.88

9-1-2023

1,900,000

1,676,750

Horizon Pharma plc «144A

6.63

5-1-2023

5,000,000

4,412,500

6,089,250

Industrials: 13.07%

Aerospace & Defense: 6.64%

Huntington Ingalls Industries Incorporated 144A

5.00

11-15-2025

10,000,000

10,475,000

Moog Incorporated 144A

5.25

12-1-2022

5,500,000

5,506,875

Orbital ATK Incorporated 144A

5.50

10-1-2023

8,640,000

9,072,000

25,053,875

Commercial Services & Supplies: 2.55%

Clean Harbors Incorporated 144A

5.13

6-1-2021

2,500,000

2,528,125

Clean Harbors Incorporated

5.13

6-1-2021

7,000,000

7,078,750

9,606,875

Machinery: 2.79%

Actuant Corporation

5.63

6-15-2022

1,165,000

1,182,475

Oshkosh Corporation

5.38

3-1-2022

5,550,000

5,647,125

Oshkosh Corporation

5.38

3-1-2025

3,675,000

3,702,563

10,532,163

Trading Companies & Distributors: 1.09%

HD Supply Incorporated 144A%%

5.75

4-15-2024

4,000,000

4,110,000

The accompanying notes are
an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)

Wells Fargo Diversified Income Builder Fund

11

Security name

Interest rate

Maturity date

Principal

Value

Information Technology: 10.14%

Communications Equipment: 3.07%

CommScope Incorporated 144A

5.50
%

6-15-2024

$
11,479,000

$
11,593,790

Electronic Equipment, Instruments & Components: 2.63%

Anixter International Incorporated

5.13

10-1-2021

3,000,000

3,015,000

Belden Incorporated 144A

5.25

7-15-2024

3,000,000

2,865,000

Belden Incorporated 144A

5.50

9-1-2022

4,000,000

4,020,000

9,900,000

IT Services: 1.62%

Neustar Incorporated «(i)

4.50

1-15-2023

7,500,000

6,112,500

Semiconductors & Semiconductor Equipment: 2.55%

Micron Technology Incorporated 144A

5.25

8-1-2023

2,600,000

2,125,500

Micron Technology Incorporated

5.50

2-1-2025

4,750,000

3,850,469

Microsemi Corporation 144A

9.13

4-15-2023

3,328,000

3,652,480

9,628,449

Technology Hardware, Storage & Peripherals: 0.27%

Western Digital Corporation 144A%%

7.38

4-1-2023

1,000,000

1,020,000

Materials: 16.65%

Chemicals: 8.73%

A. Schulman Incorporated 144A

6.88

6-1-2023

4,000,000

3,940,000

Celanese U.S. Holdings LLC

4.63

11-15-2022

3,625,000

3,646,750

Huntsman International LLC «

4.88

11-15-2020

1,600,000

1,584,000

Olin Corporation

5.50

8-15-2022

8,500,000

8,330,000

Rayonier Advanced Materials Products Incorporated 144A

5.50

6-1-2024

11,100,000

9,102,000

Scotts Miracle-Gro Company 144A

6.00

10-15-2023

6,000,000

6,330,000

32,932,750

Containers & Packaging: 4.72%

Ball Corporation

5.00

3-15-2022

2,500,000

2,612,500

Berry Plastics Corporation

5.13

7-15-2023

2,500,000

2,531,250

Berry Plastics Corporation 144A

6.00

10-15-2022

5,100,000

5,342,250

Greif Incorporated

7.75

8-1-2019

1,200,000

1,341,000

Sealed Air Corporation 144A

5.25

4-1-2023

5,150,000

5,446,125

Sealed Air Corporation 144A

5.50

9-15-2025

500,000

524,375

17,797,500

Metals & Mining: 3.20%

Commercial Metals Company

4.88

5-15-2023

2,000,000

1,770,000

Tronox Finance LLC

6.38

8-15-2020

13,400,000

10,318,000

12,088,000

Utilities: 3.10%

Gas Utilities: 3.10%

National Fuel Gas Company

4.90

12-1-2021

12,000,000

11,704,512

Total Corporate Bonds and Notes (Cost $268,940,829)

262,141,737

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 6.27%

Health Care: 1.09%

Pharmaceuticals: 1.09%
Mallinckrodt plc 144A	5.50%	4-15-2025	$4,655,000	$4,108,038

Industrials: 2.82%

Electrical Equipment: 2.82%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,733,500
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,900,000

				10,633,500

Information Technology: 2.36%

Technology Hardware, Storage & Peripherals: 2.36%
Seagate HDD Cayman	4.75	6-1-2023	8,500,000	7,043,310
Seagate HDD Cayman 144A	4.88	6-1-2027	2,500,000	1,882,973

				8,926,283

Total Yankee Corporate Bonds and Notes (Cost $25,778,752)				23,667,821

	Yield		Shares

Short-Term Investments: 5.19%

Investment Companies: 5.19%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43		11,155,278	11,155,278
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.44		8,424,823	8,424,823

Total Short-Term Investments (Cost $19,580,101)				19,580,101

Total investments in securities (Cost $389,641,078) *	103.20%	389,378,089
Other assets and liabilities, net	(3.20)	(12,074,141)

Total net assets	100.00%	$377,303,948

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $389,643,764 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,159,952
Gross unrealized losses	(15,425,627)

Net unrealized losses	$(265,675)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Diversified Income Builder Fund	13

Assets
Investments
In unaffiliated securities (including $10,921,534 of securities loaned), at value (cost $370,060,977)	$369,797,988
In affiliated securities, at value (cost $19,580,101)	19,580,101

Total investments, at value (cost $389,641,078)	389,378,089
Receivable for Fund shares sold	950,802
Receivable for dividends and interest	4,621,829
Receivable for securities lending income	9,427
Prepaid expenses and other assets	72,940

Total assets	395,033,087

Liabilities
Dividends payable	134,560
Payable for investments purchased	5,032,500
Payable for Fund shares redeemed	1,001,389
Payable upon receipt of securities loaned	11,155,278
Management fee payable	159,152
Distribution fees payable	69,020
Administration fees payable	55,542
Accrued expenses and other liabilities	121,698

Total liabilities	17,729,139

Total net assets	$377,303,948

NET ASSETS CONSIST OF
Paid-in capital	$382,864,336
Overdistributed net investment income	(136,430)
Accumulated net realized losses on investments	(5,160,969)
Net unrealized losses on investments	(262,989)

Total net assets	$377,303,948

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$131,786,029
Shares outstanding – Class A1	22,970,907
Net asset value per share – Class A	$5.74
Maximum offering price per share – Class A2	$6.09
Net assets – Class B	$971,259
Shares outstanding – Class B1	168,594
Net asset value per share – Class B	$5.76
Net assets – Class C	$109,115,982
Shares outstanding – Class C1	18,977,020
Net asset value per share – Class C	$5.75
Net assets – Administrator Class	$52,440,682
Shares outstanding – Administrator Class[1]	9,329,186
Net asset value per share – Administrator Class	$5.62
Net assets – Institutional Class	$82,989,996
Shares outstanding – Institutional Class[1]	14,781,533
Net asset value per share – Institutional Class	$5.61

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified Income Builder Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Interest	$7,182,792
Dividends	752,498
Securities lending income, net	52,604
Income from affiliated securities	15,542

Total investment income	8,003,436

Expenses
Management fee	948,906
Administration fees
Class A	133,850
Class B	1,202
Class C	113,590
Administrator Class	20,334
Institutional Class	50,032
Shareholder servicing fees
Class A	159,345
Class B	1,431
Class C	135,226
Administrator Class	38,776
Distribution fees
Class B	4,293
Class C	405,679
Custody and accounting fees	13,420
Professional fees	29,110
Registration fees	54,397
Shareholder report expenses	23,358
Trustees’ fees and expenses	7,600
Other fees and expenses	5,503

Total expenses	2,146,052
Less: Fee waivers and/or expense reimbursements	(43,335)

Net expenses	2,102,717

Net investment income	5,900,719

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(5,157,875)
Net change in unrealized gains (losses) on investments	19,773,223

Net realized and unrealized gains (losses) on investments	14,615,348

Net increase in net assets resulting from operations	$20,516,067

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Diversified Income Builder Fund	15

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment income		$5,900,719		$11,987,706
Net realized gains (losses) on investments		(5,157,875)		12,354,202
Net change in unrealized gains (losses) on investments		19,773,223		(31,717,824)

Net increase (decrease) in net assets resulting from operations		20,516,067		(7,375,916)

Distributions to shareholders from
Net investment income
Class A		(2,266,555)		(4,749,720)
Class B		(15,934)		(63,936)
Class C		(1,516,058)		(3,030,262)
Administrator Class		(582,470)		(1,676,989)
Institutional Class		(1,511,051)		(2,456,799)
Net realized gains
Class A		(4,558,034)		(7,807,842)
Class B		(41,594)		(161,998)
Class C		(3,924,833)		(6,201,022)
Administrator Class		(1,131,639)		(2,904,026)
Institutional Class		(2,810,835)		(3,326,577)

Total distributions to shareholders		(18,359,003)		(32,379,171)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,541,313	14,281,931	4,241,152	26,154,843
Class B	2,011	11,189	23,198	143,786
Class C	1,762,529	9,936,321	3,886,301	23,984,622
Administrator Class	5,308,483	29,560,476	4,464,133	26,956,519
Institutional Class	3,802,192	20,721,853	7,757,218	46,139,832

		74,511,770		123,379,602

Reinvestment of distributions
Class A	1,143,421	6,349,121	1,878,275	11,337,103
Class B	7,614	42,387	30,536	185,089
Class C	807,162	4,483,840	1,238,763	7,487,729
Administrator Class	312,186	1,699,704	626,804	3,713,014
Institutional Class	632,697	3,440,040	930,533	5,503,062

		16,015,092		28,225,997

Payment for shares redeemed
Class A	(3,002,987)	(16,918,047)	(6,277,811)	(38,460,578)
Class B	(84,989)	(485,612)	(318,762)	(1,971,499)
Class C	(2,900,221)	(16,302,953)	(3,207,318)	(19,688,593)
Administrator Class	(1,893,289)	(10,365,503)	(7,273,755)	(43,352,349)
Institutional Class	(3,524,945)	(19,329,660)	(4,599,131)	(27,541,817)

		(63,401,775)		(131,014,836)

Net increase in net assets resulting from capital share transactions		27,125,087		20,590,763

Total increase (decrease) in net assets		29,282,151		(19,164,324)

Net assets
Beginning of period		348,021,797		367,186,121

End of period		$377,303,948		$348,021,797

Overdistributed net investment income		$(136,430)		$(145,081)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.71	$6.37	$6.13	$6.00	$5.26	$5.57
Net investment income	0.10	0.21	0.23	0.25	0.28	0.28
Net realized and unrealized gains (losses) on investments	0.24	(0.31)	0.38	0.13	0.74	(0.27)

Total from investment operations	0.34	(0.10)	0.61	0.38	1.02	0.01
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.23)	(0.25)	(0.28)	(0.32)
Net realized gains	(0.21)	(0.35)	(0.14)	0.00	0.00	0.00

Total distributions to shareholders	(0.31)	(0.56)	(0.37)	(0.25)	(0.28)	(0.32)
Net asset value, end of period	$5.74	$5.71	$6.37	$6.13	$6.00	$5.26
Total return[1]	6.17%	(1.92)%	10.13%	6.37%	19.86%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.11%	1.13%	1.12%	1.14%	1.13%
Net expenses	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income	3.56%	3.38%	3.60%	4.03%	4.93%	4.86%
Supplemental data
Portfolio turnover rate	16%	63%	52%	60%	72%	65%
Net assets, end of period (000s omitted)	$131,786	$127,242	$143,062	$159,229	$145,156	$134,340

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.73	$6.40	$6.15	$6.02	$5.28	$5.59
Net investment income	0.08 [1]	0.16 [1]	0.18 [1]	0.21 [1]	0.24 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	0.24	(0.32)	0.39	0.12	0.74	(0.27)

Total from investment operations	0.32	(0.16)	0.57	0.33	0.98	(0.03)
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.18)	(0.20)	(0.24)	(0.28)
Net realized gains	(0.21)	(0.35)	(0.14)	0.00	0.00	0.00

Total distributions to shareholders	(0.29)	(0.51)	(0.32)	(0.20)	(0.24)	(0.28)
Net asset value, end of period	$5.76	$5.73	$6.40	$6.15	$6.02	$5.28
Total return[2]	5.75%	(2.80)%	9.46%	5.57%	18.92%	(1.01)%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.86%	1.88%	1.87%	1.88%	1.88%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income	2.79%	2.65%	2.86%	3.31%	4.21%	4.11%
Supplemental data
Portfolio turnover rate	16%	63%	52%	60%	72%	65%
Net assets, end of period (000s omitted)	$971	$1,398	$3,256	$4,557	$6,449	$7,971

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.72	$6.39	$6.14	$6.01	$5.27	$5.58
Net investment income	0.08	0.16 [1]	0.18	0.20	0.24	0.24
Net realized and unrealized gains (losses) on investments	0.24	(0.32)	0.39	0.13	0.74	(0.27)

Total from investment operations	0.32	(0.16)	0.57	0.33	0.98	(0.03)
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.18)	(0.20)	(0.24)	(0.28)
Net realized gains	(0.21)	(0.35)	(0.14)	0.00	0.00	0.00

Total distributions to shareholders	(0.29)	(0.51)	(0.32)	(0.20)	(0.24)	(0.28)
Net asset value, end of period	$5.75	$5.72	$6.39	$6.14	$6.01	$5.27
Total return[2]	5.76%	(2.81)%	9.47%	5.58%	18.94%	(1.02)%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.86%	1.88%	1.87%	1.89%	1.88%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income	2.81%	2.62%	2.85%	3.29%	4.18%	4.12%
Supplemental data
Portfolio turnover rate	16%	63%	52%	60%	72%	65%
Net assets, end of period (000s omitted)	$109,116	$110,457	$111,045	$112,113	$114,896	$101,140

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.60	$6.25	$6.01	$5.89	$5.16	$5.46
Net investment income	0.10 [1]	0.21 [1]	0.24	0.26	0.28	0.29 [1]
Net realized and unrealized gains (losses) on investments	0.23	(0.30)	0.38	0.12	0.74	(0.26)

Total from investment operations	0.33	(0.09)	0.62	0.38	1.02	0.03
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.24)	(0.26)	(0.29)	(0.33)
Net realized gains	(0.21)	(0.35)	(0.14)	0.00	0.00	0.00

Total distributions to shareholders	(0.31)	(0.56)	(0.38)	(0.26)	(0.29)	(0.33)
Net asset value, end of period	$5.62	$5.60	$6.25	$6.01	$5.89	$5.16
Total return[2]	6.16%	(1.69)%	10.46%	6.43%	20.15%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.97%	0.96%	0.96%	0.97%	0.89%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.87%
Net investment income	3.72%	3.56%	3.77%	4.21%	5.10%	5.09%
Supplemental data
Portfolio turnover rate	16%	63%	52%	60%	72%	65%
Net assets, end of period (000s omitted)	$52,441	$31,367	$48,690	$43,135	$35,727	$35,157

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.59	$6.25	$6.01	$5.88	$5.16	$5.46
Net investment income	0.11	0.24	0.25 [1]	0.27 [1]	0.30 [1]	0.30
Net realized and unrealized gains (losses) on investments	0.23	(0.32)	0.38	0.13	0.72	(0.26)

Total from investment operations	0.34	(0.08)	0.63	0.40	1.02	0.04
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.25)	(0.27)	(0.30)	(0.34)
Net realized gains	(0.21)	(0.35)	(0.14)	0.00	0.00	0.00

Total distributions to shareholders	(0.32)	(0.58)	(0.39)	(0.27)	(0.30)	(0.34)
Net asset value, end of period	$5.61	$5.59	$6.25	$6.01	$5.88	$5.16
Total return[2]	6.27%	(1.65)%	10.68%	6.83%	20.18%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.71%	0.70%	0.69%	0.71%	0.70%
Net expenses	0.71%	0.69%	0.70%	0.69%	0.71%	0.69%
Net investment income	3.93%	3.76%	3.98%	4.43%	5.32%	5.27%
Supplemental data
Portfolio turnover rate	16%	63%	52%	60%	72%	65%
Net assets, end of period (000s omitted)	$82,990	$77,558	$61,133	$49,807	$59,031	$61,029

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining

22	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	23

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$10,773,420	$0	$0	$10,773,420
Consumer staples	6,226,500	0	0	6,226,500
Energy	5,763,250	0	0	5,763,250
Financials	3,092,760	0	0	3,092,760
Health care	11,946,850	0	0	11,946,850
Industrials	9,360,370	0	0	9,360,370
Information technology	9,375,580	0	0	9,375,580
Utilities	27,449,700	0	0	27,449,700

Corporate bonds and notes	0	262,141,737	0	262,141,737

Yankee corporate bonds and notes	0	23,667,821	0	23,667,821

Short-term investments
Investment companies	8,424,823	0	0	8,424,823
Investments measured at net asset value*				11,155,278
Total assets	$92,413,253	$285,809,558	$0	$389,378,089

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,155,278 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

24	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class B shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.71% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $14,348 from the sale of Class A shares and $107 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $92,337,276 and $52,082,458, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	25

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Diversified Income Builder Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Diversified Income Builder Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization) (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Diversified Income Builder Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Diversified Income Builder Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241825 05-16 SA226/SAR226 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Index Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

U.S. economic growth continued at a moderate pace during the six-month period.

The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Index Asset Allocation Fund for the six-month period that ended March 31, 2016. The period was marked by heightened volatility for high-yield bond markets, driven in part by continued weakness in energy-related bonds. A resilient U.S. economy supported the domestic stock market despite worries about slowing overseas growth. Solid U.S. growth led into a generally benign credit cycle for nonenergy debt, and that factor along with continued low interest rates helped support investment-grade bonds.

Economic data supported the view of a resilient U.S. economy, which aided stock-market returns.

U.S. economic growth continued at a moderate pace during the six-month period. The unemployment rate remained basically unchanged, beginning and ending the period at 5.0%. Reported gross domestic product growth increased at an annual rate of 1.4% in the fourth quarter of 2015, according to the third estimate from the Bureau of Economic Analysis. In addition, the core personal consumption expenditures deflator, the U.S. Federal Reserve’s (Fed’s) favorite measure of inflation, remained below the Fed’s longer-term objective of 2%.

The combination of moderate economic growth and low inflation allowed the Federal Open Market Committee (FOMC) to raise its key rate by 0.25% in December 2015. However, the FOMC remained on hold after its March 2016 meeting, and the FOMC’s guidance led investors to believe that the path of future rate increases would be gradual.

Despite the favorable backdrop for U.S. growth, signs of a slowdown in China’s economy led to late-2015 fears of a hard landing in that country. The S&P 500 Index,1 which is filled with multinational companies that conduct business in China, thus posted a loss for the three-month period from December 2015 through February 2016. The Chinese authorities were able to reassure investors, however, and large-cap stocks rebounded in March 2016 to end the six-month period with an 8.49% gain.

Low interest rates supported investment-grade bonds, but falling commodity prices affected high-yield bonds.

Despite the FOMC’s December rate hike, interest rates remained low on an absolute basis. The combination of low interest rates and a resilient economy tended to support the investment-grade bond market, and the Barclays Corporate Bond Index2 posted a 3.37% return for the reporting period.

By contrast, the high-yield bond market displayed considerable volatility. A major negative factor was the number of energy companies with outstanding high-yield debt. These firms were able to sell oil at a price approximating $100 per barrel in 2008; in early 2016, the West Texas Intermediate oil benchmark consistently traded near $40 per barrel. The dramatic and persistent decline in the oil price pressured several energy firms, leading to layoffs and debt defaults. In fact, credit rating agency Fitch Ratings Ltd. estimated that the default rate for energy bonds in 2016 would exceed the previous mark set in 1999. Liquidity-related concerns also affected the high-yield bond market in the fourth quarter of 2015. Notably, a

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Index Asset Allocation Fund	3

high-yield bond mutual fund had to lock investors out of redeeming shares and close the fund. While that fund’s aggressive (and illiquid) investments led to its eventual issues, that event put pressure on certain securities, especially the lower-quality securities that the fund in question preferred. Nonetheless, the relatively generous yields on high-yield bonds remained attractive in a low-yielding environment, and investor interest returned in the first quarter of 2016. This late-period rebound allowed the Barclays U.S. Corporate High Yield Bond Index3 to post a 1.22% gain for the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Christian Chan, CFA®

Average annual total returns (%) as of March 31, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFAAX)	11-13-1986	(4.28)	9.42	5.92	1.57	10.72	6.55	1.20	1.16
Class B (SASBX)*	1-1-1995	(4.27)	9.60	6.00	0.73	9.88	6.00	1.95	1.91
Class C (WFALX)	4-1-1998	(0.22)	9.88	5.76	0.78	9.88	5.76	1.95	1.91
Administrator Class (WFAIX)	11-8-1999	–	–	–	1.83	10.99	6.82	1.12	0.91
Index Asset Allocation Composite Index[3]	–	–	–	–	2.30	11.75	8.13	–	–
Barclays U.S. Treasury Index[4]	–	–	–	–	2.39	3.59	4.64	–	–
S&P 500 Index[5]	–	–	–	–	1.78	11.58	7.01	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Index Asset Allocation Fund	5

Ten largest holdings (%) as of March 31, 2016[6]
Apple Incorporated	1.97
Microsoft Corporation	1.42
Exxon Mobil Corporation	1.13
Johnson & Johnson	0.97
General Electric Company	0.97
Berkshire Hathaway Incorporated Class B	0.86
Facebook Incorporated Class A	0.85
AT&T Incorporated	0.78
Amazon.com Incorporated	0.75
Wells Fargo & Company	0.73

Neutral target allocation[8]

Sector distribution as of March 31, 2016[7]

Current target allocation as of March 31, 2016[8]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class A, 1.90% for Class B, 1.90% for Class C, and 0.90% for Administrator Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. Effective April 1, 2015, the Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Composite Index was weighted 60% in the S&P 500 Index and 40% in the Barclays U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

[4]	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	Target allocations are subject to change and may have changed since the date specified. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified.

6	Wells Fargo Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,056.33	$5.76	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%
Class B
Actual	$1,000.00	$1,051.91	$9.59	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.65	$9.42	1.87%
Class C
Actual	$1,000.00	$1,052.11	$9.59	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.65	$9.42	1.87%
Administrator Class
Actual	$1,000.00	$1,057.59	$4.63	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.01%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$73,743	$90,439

Total Agency Securities (Cost $76,256)				90,439

			Shares

Common Stocks: 58.44%

Consumer Discretionary: 7.54%

Auto Components: 0.21%
BorgWarner Incorporated			7,356	282,470
Delphi Automotive plc			9,339	700,612
Johnson Controls Incorporated			21,814	850,092
The Goodyear Tire & Rubber Company			8,985	296,325

				2,129,499

Automobiles: 0.35%
Ford Motor Company			131,187	1,771,025
General Motors Company			47,291	1,486,356
Harley-Davidson Incorporated			6,195	317,989

				3,575,370

Distributors: 0.05%
Genuine Parts Company			5,034	500,178

Diversified Consumer Services: 0.02%
H&R Block Incorporated			7,939	209,748

Hotels, Restaurants & Leisure: 1.10%
Carnival Corporation			15,163	800,152
Chipotle Mexican Grill Incorporated †			1,010	475,680
Darden Restaurants Incorporated			3,885	257,576
Marriott International Incorporated Class A «			6,399	455,481
McDonald’s Corporation			30,336	3,812,628
Royal Caribbean Cruises Limited			5,707	468,830
Starbucks Corporation			49,739	2,969,418
Starwood Hotels & Resorts Worldwide Incorporated			5,678	473,716
Wyndham Worldwide Corporation			3,783	289,135
Wynn Resorts Limited «			2,736	255,624
Yum! Brands Incorporated			13,755	1,125,847

				11,384,087

Household Durables: 0.26%
D.R. Horton Incorporated			11,072	334,707
Garmin Limited «			3,957	158,122
Harman International Industries Incorporated			2,394	213,162
Leggett & Platt Incorporated			4,564	220,898
Lennar Corporation Class A			6,063	293,207
Mohawk Industries Incorporated †			2,141	408,717
Newell Rubbermaid Incorporated «			8,991	398,211
PulteGroup Incorporated			10,693	200,066

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Whirlpool Corporation	2,597	$468,343

		2,695,433

Internet & Catalog Retail: 1.16%
Amazon.com Incorporated †	12,991	7,711,977
Expedia Incorporated	3,987	429,878
Netflix Incorporated †	14,405	1,472,623
The Priceline Group Incorporated †	1,672	2,155,141
TripAdvisor Incorporated †	3,830	254,695

		12,024,314

Leisure Products: 0.07%
Hasbro Incorporated	3,777	302,538
Mattel Incorporated	11,439	384,579

		687,117

Media: 1.82%
Cablevision Systems Corporation New York Group Class A	7,488	247,104
CBS Corporation Class B	14,194	781,947
Comcast Corporation Class A	81,869	5,000,559
Discovery Communications Incorporated Class A †	5,052	144,639
Discovery Communications Incorporated Class C †	8,011	216,297
Interpublic Group of Companies Incorporated	13,531	310,536
News Corporation Class A	12,786	163,277
News Corporation Class B	3,626	48,045
Omnicom Group Incorporated	8,058	670,667
Scripps Networks Interactive Incorporated Class A	3,194	209,207
Tegna Incorporated	7,392	173,416
The Walt Disney Company	50,509	5,016,049
Time Warner Cable Incorporated	9,532	1,950,438
Time Warner Incorporated	26,589	1,929,032
Twenty-First Century Fox Incorporated Class A	37,668	1,050,184
Twenty-First Century Fox Incorporated Class B	14,513	409,267
Viacom Incorporated Class B	11,656	481,160

		18,801,824

Multiline Retail: 0.40%
Dollar General Corporation	9,791	838,110
Dollar Tree Incorporated †	7,903	651,681
Kohl’s Corporation	6,387	297,698
Macy’s Incorporated	10,440	460,300
Nordstrom Incorporated «	4,318	247,033
Target Corporation	20,263	1,667,240

		4,162,062

Specialty Retail: 1.56%
Advance Auto Parts Incorporated	2,465	395,238
AutoNation Incorporated †	2,489	116,187
AutoZone Incorporated †	1,016	809,437

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
Bed Bath & Beyond Incorporated †	5,502	$273,119
Best Buy Company Incorporated	9,478	307,466
CarMax Incorporated «†	6,586	336,545
GameStop Corporation Class A «	3,524	111,817
L Brands Incorporated	8,570	752,532
Lowe’s Companies Incorporated	30,794	2,332,646
O’Reilly Automotive Incorporated †	3,271	895,142
Ross Stores Incorporated	13,629	789,119
Signet Jewelers Limited	2,676	331,904
Staples Incorporated	21,730	239,682
The Gap Incorporated «	7,613	223,822
The Home Depot Incorporated	42,666	5,692,924
The TJX Companies Incorporated	22,530	1,765,226
Tiffany & Company	3,753	275,395
Tractor Supply Company	4,499	406,980
Urban Outfitters Incorporated †	2,923	96,722

		16,151,903

Textiles, Apparel & Luxury Goods: 0.54%
Coach Incorporated	9,346	374,681
HanesBrands Incorporated	13,177	373,436
Michael Kors Holdings Limited †	6,038	343,924
Nike Incorporated Class B	45,421	2,792,029
PVH Corporation	2,754	272,811
Ralph Lauren Corporation	1,954	188,092
Under Armour Incorporated Class A «†	6,110	518,311
VF Corporation	11,427	740,013

		5,603,297

Consumer Staples: 6.08%

Beverages: 1.40%
Brown-Forman Corporation Class B	3,380	332,829
Coca-Cola Enterprises Incorporated	7,036	357,007
Constellation Brands Incorporated Class A	5,917	894,000
Dr Pepper Snapple Group Incorporated	6,302	563,525
Molson Coors Brewing Company Class B	6,183	594,681
Monster Beverage Corporation †	5,052	673,836
PepsiCo Incorporated	48,638	4,984,422
The Coca-Cola Company	131,121	6,082,703

		14,483,003

Food & Staples Retailing: 1.42%
Costco Wholesale Corporation	14,795	2,331,396
CVS Health Corporation	36,964	3,834,276
Sysco Corporation	17,670	825,719
The Kroger Company	32,796	1,254,447
Wal-Mart Stores Incorporated	52,795	3,615,930
Walgreens Boots Alliance Incorporated	29,037	2,446,077
Whole Foods Market Incorporated	10,922	339,783

		14,647,628

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Food Products: 1.00%
Archer Daniels Midland Company	20,034	$727,435
Campbell Soup Company	6,050	385,930
ConAgra Foods Incorporated	14,608	651,809
General Mills Incorporated	19,967	1,264,909
Hormel Foods Corporation	9,094	393,225
Kellogg Company	8,486	649,603
McCormick & Company Incorporated	3,879	385,883
Mead Johnson Nutrition Company	6,272	532,932
Mondelez International Incorporated Class A	52,794	2,118,095
The Hershey Company	4,823	444,150
The J.M. Smucker Company	4,029	523,125
The Kraft Heinz Company	20,010	1,571,986
Tyson Foods Incorporated Class A	9,862	657,401

		10,306,483

Household Products: 1.16%
Church & Dwight Company Incorporated	4,366	402,458
Colgate-Palmolive Company	30,042	2,122,467
Kimberly-Clark Corporation	12,142	1,633,220
The Clorox Company	4,354	548,865
The Procter & Gamble Company	89,261	7,347,073

		12,054,083

Personal Products: 0.07%
The Estee Lauder Companies Incorporated Class A	7,469	704,401

Tobacco: 1.03%
Altria Group Incorporated	65,882	4,128,166
Philip Morris International	52,133	5,114,769
Reynolds American Incorporated	27,859	1,401,586

		10,644,521

Energy: 3.95%

Energy Equipment & Services: 0.60%
Baker Hughes Incorporated	14,735	645,835
Cameron International Corporation †	6,447	432,271
Diamond Offshore Drilling Incorporated «	2,171	47,176
FMC Technologies Incorporated †	7,638	208,976
Halliburton Company	28,881	1,031,629
Helmerich & Payne Incorporated «	3,632	213,271
National Oilwell Varco Incorporated	12,648	393,353
Schlumberger Limited	42,173	3,110,259
Transocean Limited «	11,517	105,265

		6,188,035

Oil, Gas & Consumable Fuels: 3.35%
Anadarko Petroleum Corporation	17,110	796,813
Apache Corporation	12,732	621,449
Cabot Oil & Gas Corporation	15,414	350,052

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corporation «	17,412	$71,737
Chevron Corporation	63,368	6,045,307
Cimarex Energy Company	3,194	310,680
Columbia Pipeline Group Incorporated	13,454	337,695
Concho Resources Incorporated †	4,348	439,322
ConocoPhillips	41,596	1,675,071
Devon Energy Corporation	17,171	471,172
EOG Resources Incorporated	18,506	1,343,165
EQT Corporation	5,370	361,186
Exxon Mobil Corporation	139,740	11,680,867
Hess Corporation	8,912	469,217
Kinder Morgan Incorporated	61,576	1,099,747
Marathon Oil Corporation	28,388	316,242
Marathon Petroleum Corporation	17,808	662,101
Murphy Oil Corporation	5,443	137,109
Newfield Exploration Company †	6,669	221,744
Noble Energy Incorporated	14,428	453,183
Occidental Petroleum Corporation	25,706	1,759,062
ONEOK Incorporated	7,066	210,991
Phillips 66 Company	15,793	1,367,516
Pioneer Natural Resources Company	5,491	772,803
Range Resources Corporation «	5,707	184,793
Southwestern Energy Company «†	13,111	105,806
Spectra Energy Corporation	22,596	691,438
Tesoro Corporation	4,011	344,986
The Williams Companies Incorporated	22,968	369,096
Valero Energy Corporation	15,830	1,015,336

		34,685,686

Financials: 9.13%

Banks: 3.06%
Bank of America Corporation	347,456	4,697,605
BB&T Corporation	26,265	873,837
Citigroup Incorporated	99,202	4,141,684
Citizens Financial Group Incorporated	17,760	372,072
Comerica Incorporated	5,881	222,713
Fifth Third Bancorp	26,355	439,865
Huntington Bancshares Incorporated	26,752	255,214
JPMorgan Chase & Company	123,507	7,314,085
KeyCorp	28,117	310,412
M&T Bank Corporation	5,352	594,072
People’s United Financial Incorporated «	10,446	166,405
PNC Financial Services Group Incorporated	16,865	1,426,273
Regions Financial Corporation	43,334	340,172
SunTrust Banks Incorporated	16,990	612,999
US Bancorp	54,954	2,230,583
Wells Fargo & Company (l)	155,455	7,517,804
Zions Bancorporation	6,880	166,565

		31,682,360

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Capital Markets: 1.09%
Affiliated Managers Group Incorporated †	1,816	$294,918
Ameriprise Financial Incorporated	5,684	534,353
Bank of New York Mellon Corporation	36,201	1,333,283
BlackRock Incorporated	4,246	1,446,060
E*TRADE Financial Corporation †	9,514	232,998
Franklin Resources Incorporated	12,564	490,624
Goldman Sachs Group Incorporated	13,219	2,075,119
Invesco Limited	14,014	431,211
Legg Mason Incorporated	3,626	125,750
Morgan Stanley	51,405	1,285,639
Northern Trust Corporation	7,240	471,831
State Street Corporation	13,459	787,621
T. Rowe Price Group Incorporated	8,353	613,611
The Charles Schwab Corporation	40,435	1,132,989

		11,256,007

Consumer Finance: 0.44%
American Express Company	27,576	1,693,166
Capital One Financial Corporation	17,748	1,230,114
Discover Financial Services	13,935	709,570
Navient Corporation	11,536	138,086
Synchrony Financial †	28,057	804,114

		4,575,050

Diversified Financial Services: 1.24%
Berkshire Hathaway Incorporated Class B †	63,043	8,944,541
CME Group Incorporated	11,384	1,093,433
Intercontinental Exchange Incorporated	3,999	940,325
Leucadia National Corporation	11,216	181,363
McGraw Hill Financial Incorporated	8,925	883,397
Moody’s Corporation	5,707	551,068
The NASDAQ OMX Group Incorporated	3,861	256,293

		12,850,420

Insurance: 1.52%
AFLAC Incorporated	14,134	892,421
American International Group Incorporated	38,678	2,090,546
Aon plc	9,088	949,242
Assurant Incorporated	2,177	167,956
Chubb Limited	15,505	1,847,421
Cincinnati Financial Corporation	4,979	325,427
Lincoln National Corporation	8,107	317,794
Loews Corporation	9,009	344,684
Marsh & McLennan Companies Incorporated	17,538	1,066,135
MetLife Incorporated	36,905	1,621,606
Principal Financial Group Incorporated	9,123	359,902
Prudential Financial Incorporated	15,005	1,083,661
The Allstate Corporation	12,732	857,755
The Hartford Financial Services Group Incorporated	13,346	614,984

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
The Progressive Corporation	19,661	$690,888
The Travelers Companies Incorporated	9,923	1,158,113
Torchmark Corporation	3,794	205,483
Unum Group	8,035	248,442
Willis Towers Watson plc	4,649	551,650
XL Group plc	9,821	361,413

		15,755,523

Real Estate Management & Development: 0.03%
CBRE Group Incorporated Class A †	9,785	282,004

REITs: 1.75%
American Tower Corporation	14,266	1,460,410
Apartment Investment & Management Company Class A	5,268	220,308
AvalonBay Communities Incorporated	4,612	877,202
Boston Properties Incorporated	5,166	656,495
Crown Castle International Corporation	11,228	971,222
Equinix Incorporated	2,315	765,594
Equity Residential	12,287	921,894
Essex Property Trust Incorporated	2,201	514,726
Extra Space Storage Incorporated	4,209	393,373
Federal Realty Investment Trust	2,345	365,937
General Growth Properties Incorporated	19,595	582,559
HCP Incorporated	15,667	510,431
Host Hotels & Resorts Incorporated	25,315	422,761
Iron Mountain Incorporated	6,477	219,635
Kimco Realty Corporation	13,923	400,704
Prologis Incorporated	17,658	780,130
Public Storage Incorporated	4,955	1,366,738
Realty Income Corporation «	8,426	526,709
Simon Property Group Incorporated	10,411	2,162,261
SL Green Realty Corporation	3,368	326,292
The Macerich Company	4,264	337,879
UDR Incorporated	8,991	346,423
Ventas Incorporated	11,307	711,889
Vornado Realty Trust	5,966	563,369
Welltower Incorporated	11,950	828,613
Weyerhaeuser Company	26,565	822,984

		18,056,538

Health Care: 8.35%

Biotechnology: 1.86%
AbbVie Incorporated	54,220	3,097,046
Alexion Pharmaceuticals Incorporated †	7,578	1,055,009
Amgen Incorporated	25,308	3,794,428
Baxalta Incorporated	22,914	925,726
Biogen Incorporated †	7,356	1,914,914
Celgene Corporation †	26,301	2,632,467
Gilead Sciences Incorporated	45,992	4,224,825
Regeneron Pharmaceuticals Incorporated †	2,628	947,236
Vertex Pharmaceuticals Incorporated †	8,294	659,290

		19,250,941

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 1.31%
Abbott Laboratories	49,576	$2,073,764
Baxter International Incorporated	18,434	757,269
Becton Dickinson & Company	7,127	1,082,021
Boston Scientific Corporation †	45,373	853,466
C.R. Bard Incorporated	2,483	503,230
Dentsply Sirona Incorporated	8,119	500,374
Edwards Lifesciences Corporation †	7,222	637,053
Hologic Incorporated †	8,310	286,695
Intuitive Surgical Incorporated †	1,257	755,520
Medtronic plc	47,316	3,548,700
St. Jude Medical Incorporated	9,544	524,920
Stryker Corporation	10,543	1,131,158
Varian Medical Systems Incorporated †	3,212	257,024
Zimmer Holdings Incorporated	6,020	641,913

		13,553,107

Health Care Providers & Services: 1.59%
Aetna Incorporated	11,763	1,321,573
AmerisourceBergen Corporation	6,567	568,374
Anthem Incorporated	8,793	1,222,139
Cardinal Health Incorporated	11,084	908,334
Centene Corporation †	5,720	352,180
Cigna Corporation	8,606	1,181,087
DaVita HealthCare Partners Incorporated †	5,575	409,094
Express Scripts Holding Company †	22,481	1,544,220
HCA Holdings Incorporated †	10,284	802,666
Henry Schein Incorporated †	2,754	475,423
Humana Incorporated	4,991	913,103
Laboratory Corporation of America Holdings †	3,421	400,702
McKesson Corporation	7,692	1,209,567
Patterson Companies Incorporated	2,809	130,703
Quest Diagnostics Incorporated	4,805	343,317
Tenet Healthcare Corporation †	3,314	95,874
UnitedHealth Group Incorporated	31,991	4,123,640
Universal Health Services Incorporated Class B	3,043	379,523

		16,381,519

Health Care Technology: 0.05%
Cerner Corporation †	10,182	539,239

Life Sciences Tools & Services: 0.36%
Agilent Technologies Incorporated	11,029	439,506
Illumina Incorporated †	4,943	801,310
PerkinElmer Incorporated	3,692	182,606
Thermo Fisher Scientific Incorporated	13,333	1,887,819
Waters Corporation †	2,736	360,933

		3,672,174

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	15

Security name	Shares	Value

Pharmaceuticals: 3.18%
Allergan plc †	13,279	$3,559,170
Bristol-Myers Squibb Company	56,175	3,588,459
Eli Lilly & Company	32,755	2,358,688
Endo International plc †	6,880	193,672
Johnson & Johnson	92,851	10,046,479
Mallinckrodt plc †	3,765	230,719
Merck & Company Incorporated	93,386	4,941,053
Mylan NV «†	13,869	642,828
Perrigo Company plc	4,926	630,183
Pfizer Incorporated	203,518	6,032,274
Zoetis Incorporated	15,390	682,239

		32,905,764

Industrials: 5.92%

Aerospace & Defense: 1.44%
General Dynamics Corporation	9,840	1,292,681
Honeywell International Incorporated	25,886	2,900,526
L-3 Communications Holdings Incorporated	2,616	309,996
Lockheed Martin Corporation	8,840	1,958,060
Northrop Grumman Corporation	6,086	1,204,419
Raytheon Company	10,061	1,233,780
Rockwell Collins Incorporated	4,414	407,015
Textron Incorporated	9,123	332,625
The Boeing Company	20,954	2,659,901
United Technologies Corporation	26,174	2,620,017

		14,919,020

Air Freight & Logistics: 0.44%
C.H. Robinson Worldwide Incorporated	4,817	357,566
Expeditors International of Washington Incorporated	6,128	299,108
FedEx Corporation	8,624	1,403,297
United Parcel Service Incorporated Class B	23,221	2,449,119

		4,509,090

Airlines: 0.37%
American Airlines Group Incorporated	20,292	832,175
Delta Air Lines Incorporated	26,198	1,275,319
Southwest Airlines Company	21,471	961,901
United Continental Holdings Incorporated †	12,095	724,007

		3,793,402

Building Products: 0.05%
Allegion plc	3,235	206,102
Masco Corporation	11,234	353,309

		559,411

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies: 0.26%
Cintas Corporation	2,947	$264,670
Pitney Bowes Incorporated	6,447	138,868
Republic Services Incorporated	8,004	381,391
Stericycle Incorporated †	2,856	360,399
The ADT Corporation	5,563	229,529
Tyco International plc	14,290	524,586
Waste Management Incorporated	13,947	822,873

		2,722,316

Construction & Engineering: 0.05%
Fluor Corporation	4,673	250,940
Jacobs Engineering Group Incorporated †	4,126	179,687
Quanta Services Incorporated †	5,376	121,283

		551,910

Electrical Equipment: 0.29%
AMETEK Incorporated	7,927	396,191
Eaton Corporation plc	15,438	965,801
Emerson Electric Company	21,639	1,176,729
Rockwell Automation Incorporated	4,420	502,775

		3,041,496

Industrial Conglomerates: 1.54%
3M Company	20,358	3,392,254
Danaher Corporation	20,118	1,908,393
General Electric Company	313,973	9,981,202
Roper Industries Incorporated	3,398	621,052

		15,902,901

Machinery: 0.74%
Caterpillar Incorporated	19,595	1,499,801
Cummins Incorporated	5,455	599,723
Deere & Company	10,079	775,982
Dover Corporation	5,214	335,417
Flowserve Corporation	4,378	194,427
Illinois Tool Works Incorporated	11,018	1,128,684
Ingersoll-Rand plc	8,642	535,890
Paccar Incorporated	11,823	646,600
Parker-Hannifin Corporation	4,547	505,081
Pentair plc	6,140	333,156
Snap-on Incorporated	1,954	306,758
Stanley Black & Decker Incorporated	5,123	538,991
Xylem Incorporated	6,008	245,727

		7,646,237

Professional Services: 0.18%
Dun & Bradstreet Corporation	1,215	125,242
Equifax Incorporated	3,993	456,360
Nielsen Holdings plc	12,178	641,293

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	17

Security name	Shares	Value

Professional Services (continued)
Robert Half International Incorporated	4,414	$205,604
Verisk Analytics Incorporated †	5,202	415,744

		1,844,243

Road & Rail: 0.45%
CSX Corporation	32,412	834,609
J.B. Hunt Transport Services Incorporated	2,995	252,299
Kansas City Southern	3,650	311,893
Norfolk Southern Corporation	10,032	835,164
Ryder System Incorporated	1,798	116,474
Union Pacific Corporation	28,483	2,265,823

		4,616,262

Trading Companies & Distributors: 0.11%
Fastenal Company	9,707	475,643
United Rentals Incorporated †	3,061	190,364
W.W. Grainger Incorporated «	1,912	446,318

		1,112,325

Information Technology: 12.18%

Communications Equipment: 0.59%
Cisco Systems Incorporated	169,331	4,820,854
F5 Networks Incorporated †	2,315	245,043
Harris Corporation	4,191	326,311
Juniper Networks Incorporated	11,841	302,064
Motorola Solutions Incorporated	5,340	404,238

		6,098,510

Electronic Equipment, Instruments & Components: 0.22%
Amphenol Corporation Class A	10,363	599,189
Corning Incorporated	37,446	782,247
FLIR Systems Incorporated	4,631	152,591
TE Connectivity Limited	12,438	770,161

		2,304,188

Internet Software & Services: 2.55%
Akamai Technologies Incorporated †	5,948	330,530
Alphabet Incorporated Class A †	9,846	7,511,513
Alphabet Incorporated Class C †	10,002	7,450,990
eBay Incorporated	36,489	870,628
Facebook Incorporated Class A †	77,225	8,811,373
VeriSign Incorporated «†	3,241	286,958
Yahoo! Incorporated †	29,308	1,078,827

		26,340,819

IT Services: 2.19%
Accenture plc Class A	21,128	2,438,171
Alliance Data Systems Corporation †	1,997	439,340

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

IT Services (continued)
Automatic Data Processing Incorporated	15,390	$1,380,637
Cognizant Technology Solutions Corporation Class A †	20,496	1,285,099
CSRA Incorporated	4,582	123,256
Fidelity National Information Services Incorporated	9,291	588,213
Fiserv Incorporated †	7,500	769,350
International Business Machines Corporation	29,747	4,505,183
MasterCard Incorporated Class A	32,994	3,117,933
Paychex Incorporated	10,807	583,686
PayPal Holdings Incorporated †	37,440	1,445,184
Teradata Corporation †	4,475	117,424
The Western Union Company	16,887	325,750
Total System Services Incorporated	5,672	269,874
Visa Incorporated Class A	64,577	4,938,849
Xerox Corporation	32,038	357,544

		22,685,493

Semiconductors & Semiconductor Equipment: 1.63%
Analog Devices Incorporated	10,434	617,588
Applied Materials Incorporated	38,047	805,835
Broadcom Limited	12,480	1,928,160
First Solar Incorporated †	2,568	175,831
Intel Corporation	158,962	5,142,421
KLA-Tencor Corporation	5,238	381,379
Lam Research Corporation	5,346	441,580
Linear Technology Corporation	8,053	358,842
Microchip Technology Incorporated «	6,850	330,170
Micron Technology Incorporated †	34,907	365,476
NVIDIA Corporation	17,201	612,872
Qorvo Incorporated †	4,342	218,880
QUALCOMM Incorporated	50,304	2,572,547
Skyworks Solutions Incorporated	6,447	502,221
Texas Instruments Incorporated	33,824	1,942,174
Xilinx Incorporated	8,600	407,898

		16,803,874

Software: 2.55%
Activision Blizzard Incorporated	17,062	577,378
Adobe Systems Incorporated †	16,768	1,572,838
Autodesk Incorporated †	7,583	442,165
CA Incorporated	9,960	306,668
Citrix Systems Incorporated †	5,178	406,887
Electronic Arts Incorporated †	10,411	688,271
Intuit Incorporated	8,642	898,854
Microsoft Corporation	266,146	14,699,244
Oracle Corporation	106,029	4,337,646
Red Hat Incorporated †	6,146	457,938
Salesforce.com Incorporated †	21,219	1,566,599
Symantec Corporation	21,947	403,386

		26,357,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	19

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 2.45%
Apple Incorporated	186,574	$20,334,700
EMC Corporation	65,515	1,745,975
Hewlett Packard Enterprise Company	57,763	1,024,138
Hewlett Packard Incorporated	58,099	715,780
NetApp Incorporated	9,724	265,368
SanDisk Corporation	6,766	514,757
Seagate Technology plc «	9,971	343,501
Western Digital Corporation	7,830	369,889

		25,314,108

Materials: 1.65%

Chemicals: 1.21%
Air Products & Chemicals Incorporated	6,531	940,791
Airgas Incorporated	2,195	310,900
CF Industries Holdings Incorporated	7,842	245,768
Dow Chemical Company	37,589	1,911,777
E.I. du Pont de Nemours & Company	29,332	1,857,302
Eastman Chemical Company	4,973	359,200
Ecolab Incorporated	8,961	999,331
FMC Corporation	4,499	181,625
International Flavors & Fragrances Incorporated	2,688	305,814
LyondellBasell Industries NV Class A	11,631	995,381
Monsanto Company	14,819	1,300,219
PPG Industries Incorporated	8,978	1,000,957
Praxair Incorporated	9,587	1,097,232
The Mosaic Company	11,860	320,220
The Sherwin-Williams Company	2,640	751,529

		12,578,046

Construction Materials: 0.08%
Martin Marietta Materials Incorporated	2,165	345,339
Vulcan Materials Company	4,480	472,954

		818,293

Containers & Packaging: 0.18%
Avery Dennison Corporation	3,007	216,835
Ball Corporation	4,769	339,982
International Paper Company	13,833	567,706
Owens-Illinois Incorporated †	5,419	86,487
Sealed Air Corporation	6,597	316,722
WestRock Company	8,540	333,316

		1,861,048

Metals & Mining: 0.18%
Alcoa Incorporated «	44,242	423,838
Freeport-McMoRan Incorporated «	42,125	435,573
Newmont Mining Corporation	17,809	473,363
Nucor Corporation	10,699	506,063

		1,838,837

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Telecommunication Services: 1.63%

Diversified Telecommunication Services: 1.63%
AT&T Incorporated	206,987	$8,107,678
CenturyLink Incorporated	18,301	584,900
Frontier Communications Corporation «	39,311	219,748
Level 3 Communications Incorporated †	9,725	513,966
Verizon Communications Incorporated	137,087	7,413,665

		16,839,957

Utilities: 2.01%

Electric Utilities: 1.14%
American Electric Power Company Incorporated	16,521	1,096,994
Duke Energy Corporation	23,161	1,868,629
Edison International	10,964	788,202
Entergy Corporation	6,008	476,314
Eversource Energy	10,675	622,780
Exelon Corporation	30,956	1,110,082
FirstEnergy Corporation	14,254	512,716
NextEra Energy Incorporated	15,499	1,834,152
Pinnacle West Capital Corporation	3,735	280,386
PPL Corporation	22,674	863,199
The Southern Company	30,715	1,588,887
Xcel Energy Incorporated	17,080	714,286

		11,756,627

Gas Utilities: 0.02%
AGL Resources Incorporated	4,053	264,012

Independent Power & Renewable Electricity Producers: 0.04%
AES Corporation	22,199	261,948
NRG Energy Incorporated	10,597	137,867

		399,815

Multi-Utilities: 0.77%
Ameren Corporation	8,167	409,167
CenterPoint Energy Incorporated	14,476	302,838
CMS Energy Corporation	9,328	395,880
Consolidated Edison Incorporated	9,881	757,082
Dominion Resources Incorporated	20,070	1,507,658
DTE Energy Company	6,038	547,405
NiSource Incorporated	10,760	253,506
PG&E Corporation	16,581	990,217
Public Service Enterprise Group Incorporated	17,039	803,218
SCANA Corporation	4,811	337,492
Sempra Energy	7,933	825,429
TECO Energy Incorporated	7,927	218,230
WEC Energy Group Incorporated	10,621	638,003

		7,986,125

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	21

Security name			Shares	Value

Water Utilities: 0.04%
American Water Works Company Incorporated			5,990	$412,891

Total Common Stocks (Cost $377,002,359)				604,278,448

	Interest rate	Maturity date	Principal

Non-Agency Mortgage-Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.76%	12-25-2034	$20,526	17,789

Total Non-Agency Mortgage-Backed Securities (Cost $20,526)				17,789

		Expiration date	Shares
Rights: 0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Safeway Casa Ley CVR Rights †(a)(i)		1-30-2019	6,765	0
Safeway PDC CVR Rights †(a)(i)		1-30-2017	6,765	0

Total Rights (Cost $7,171)				0

		Maturity date	Principal
U.S. Treasury Securities: 37.11%
U.S. Treasury Bond	2.50	2-15-2045	$2,399,000	2,339,680
U.S. Treasury Bond	2.50	2-15-2046	1,543,000	1,504,666
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,384,231
U.S. Treasury Bond	2.75	11-15-2042	1,659,000	1,710,844
U.S. Treasury Bond	2.88	5-15-2043	2,348,000	2,475,123
U.S. Treasury Bond	2.88	8-15-2045	2,389,000	2,513,677
U.S. Treasury Bond	3.00	5-15-2042	904,000	982,005
U.S. Treasury Bond	3.00	11-15-2044	2,388,000	2,577,454
U.S. Treasury Bond	3.00	5-15-2045	2,383,000	2,570,568
U.S. Treasury Bond	3.00	11-15-2045	2,403,000	2,595,146
U.S. Treasury Bond	3.13	11-15-2041	846,000	941,704
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,186,050
U.S. Treasury Bond	3.13	2-15-2043	1,578,000	1,748,498
U.S. Treasury Bond	3.13	8-15-2044	2,382,000	2,635,926
U.S. Treasury Bond	3.38	5-15-2044	2,384,000	2,764,601
U.S. Treasury Bond	3.50	2-15-2039	731,000	870,347
U.S. Treasury Bond	3.63	8-15-2043	1,942,000	2,359,909
U.S. Treasury Bond	3.63	2-15-2044	2,360,000	2,863,898
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,145,791
U.S. Treasury Bond	3.75	11-15-2043	2,351,000	2,921,484
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,186,343
U.S. Treasury Bond	4.25	5-15-2039	681,000	901,633
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,294,029
U.S. Treasury Bond	4.38	2-15-2038	381,000	515,228
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,019,141
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,451,005
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,137,490
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,148,815
U.S. Treasury Bond	4.50	5-15-2038	428,000	588,467

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.50%	8-15-2039	$721,000	$987,770
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,777,677
U.S. Treasury Bond	4.75	2-15-2037	264,000	373,694
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,540,466
U.S. Treasury Bond	5.00	5-15-2037	375,000	548,833
U.S. Treasury Bond	5.25	11-15-2028	479,000	655,425
U.S. Treasury Bond	5.25	2-15-2029	349,000	479,398
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,078,679
U.S. Treasury Bond	5.50	8-15-2028	369,000	513,414
U.S. Treasury Bond	6.00	2-15-2026	445,000	615,803
U.S. Treasury Bond	6.13	11-15-2027	525,000	756,984
U.S. Treasury Bond	6.13	8-15-2029	293,000	436,158
U.S. Treasury Bond	6.25	5-15-2030	478,000	729,398
U.S. Treasury Bond	6.38	8-15-2027	224,000	327,381
U.S. Treasury Bond	6.50	11-15-2026	296,000	429,848
U.S. Treasury Bond	6.63	2-15-2027	215,000	316,680
U.S. Treasury Bond	6.75	8-15-2026	221,000	324,645
U.S. Treasury Bond	7.25	8-15-2022	261,000	353,258
U.S. Treasury Note	1.38	2-29-2020	1,963,000	1,985,160
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,633,505
U.S. Treasury Note	0.50	3-31-2017	1,454,000	1,452,296
U.S. Treasury Note	0.50	4-30-2017	1,456,000	1,453,783
U.S. Treasury Note	0.50	7-31-2017	1,713,000	1,708,851
U.S. Treasury Note	0.63	5-31-2017	3,382,000	3,380,018
U.S. Treasury Note	0.63	6-30-2017	1,440,000	1,439,156
U.S. Treasury Note	0.63	7-31-2017	1,401,000	1,399,797
U.S. Treasury Note	0.63	8-31-2017	3,435,000	3,431,108
U.S. Treasury Note	0.63	9-30-2017	3,180,000	3,176,025
U.S. Treasury Note	0.63	11-30-2017	1,966,000	1,963,082
U.S. Treasury Note	0.63	4-30-2018	1,753,000	1,748,207
U.S. Treasury Note	0.75	6-30-2017	1,845,000	1,846,803
U.S. Treasury Note	0.75	10-31-2017	3,139,000	3,140,350
U.S. Treasury Note	0.75	12-31-2017	1,742,000	1,742,613
U.S. Treasury Note	0.75	1-31-2018	1,502,000	1,502,587
U.S. Treasury Note	0.75	2-28-2018	3,204,000	3,205,128
U.S. Treasury Note	0.75	3-31-2018	1,422,000	1,422,111
U.S. Treasury Note	0.75	4-15-2018	1,350,000	1,349,684
U.S. Treasury Note	0.75	2-15-2019	1,392,000	1,388,086
U.S. Treasury Note	0.88	4-15-2017	1,697,000	1,700,978
U.S. Treasury Note	0.88	4-30-2017	1,951,000	1,955,649
U.S. Treasury Note	0.88	5-15-2017	1,620,000	1,623,671
U.S. Treasury Note	0.88	6-15-2017	1,586,000	1,589,965
U.S. Treasury Note	0.88	7-15-2017	1,515,000	1,518,669
U.S. Treasury Note	0.88	8-15-2017	1,518,000	1,521,617
U.S. Treasury Note	0.88	10-15-2017	1,521,000	1,524,625
U.S. Treasury Note	0.88	11-15-2017	1,445,000	1,448,725
U.S. Treasury Note	0.88	11-30-2017	1,474,000	1,477,628
U.S. Treasury Note	0.88	1-15-2018	1,339,000	1,342,452
U.S. Treasury Note	0.88	1-31-2018	1,231,000	1,234,270
U.S. Treasury Note	0.88	7-15-2018	1,294,000	1,296,477

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	10-15-2018	$1,390,000	$1,392,389
U.S. Treasury Note	0.88	7-31-2019	811,000	809,226
U.S. Treasury Note	1.00	3-31-2017	1,836,000	1,842,670
U.S. Treasury Note	1.00	9-15-2017	1,515,000	1,521,510
U.S. Treasury Note	1.00	12-15-2017	1,405,000	1,411,366
U.S. Treasury Note	1.00	12-31-2017	1,473,000	1,480,078
U.S. Treasury Note	1.00	2-15-2018	1,336,000	1,342,367
U.S. Treasury Note	1.00	3-15-2018	1,338,000	1,344,742
U.S. Treasury Note	1.00	5-15-2018	1,328,000	1,334,381
U.S. Treasury Note	1.00	5-31-2018	1,878,000	1,887,024
U.S. Treasury Note	1.00	8-15-2018	1,291,000	1,297,203
U.S. Treasury Note	1.00	9-15-2018	1,292,000	1,298,359
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,388,673
U.S. Treasury Note	1.00	6-30-2019	622,000	623,798
U.S. Treasury Note	1.00	8-31-2019	845,000	846,354
U.S. Treasury Note	1.00	9-30-2019	1,067,000	1,068,126
U.S. Treasury Note	1.00	11-30-2019	1,249,000	1,248,805
U.S. Treasury Note	1.13	6-15-2018	1,326,000	1,336,255
U.S. Treasury Note	1.13	5-31-2019	690,000	694,771
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,250,946
U.S. Treasury Note	1.13	3-31-2020	996,000	998,023
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,332,234
U.S. Treasury Note	1.13	2-28-2021	1,850,000	1,843,279
U.S. Treasury Note	1.25	10-31-2018	1,759,000	1,778,377
U.S. Treasury Note	1.25	11-15-2018	1,370,000	1,385,092
U.S. Treasury Note	1.25	11-30-2018	1,654,000	1,672,672
U.S. Treasury Note	1.25	12-15-2018	1,363,000	1,378,653
U.S. Treasury Note	1.25	1-31-2019	1,335,000	1,350,123
U.S. Treasury Note	1.25	4-30-2019	586,000	592,386
U.S. Treasury Note	1.25	10-31-2019	804,000	811,223
U.S. Treasury Note	1.25	1-31-2020	1,967,000	1,980,983
U.S. Treasury Note	1.25	2-29-2020	1,098,000	1,105,463
U.S. Treasury Note	1.38	6-30-2018	1,357,000	1,375,288
U.S. Treasury Note	1.38	7-31-2018	1,610,000	1,631,635
U.S. Treasury Note	1.38	9-30-2018	2,656,000	2,693,973
U.S. Treasury Note	1.38	11-30-2018	787,000	798,590
U.S. Treasury Note	1.38	12-31-2018	968,000	982,256
U.S. Treasury Note	1.38	2-28-2019	1,295,000	1,314,122
U.S. Treasury Note	1.38	1-31-2020	1,307,000	1,322,419
U.S. Treasury Note	1.38	3-31-2020	1,967,000	1,988,899
U.S. Treasury Note	1.38	4-30-2020	1,962,000	1,982,846
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,394,340
U.S. Treasury Note	1.38	8-31-2020	1,904,000	1,922,669
U.S. Treasury Note	1.38	9-30-2020	1,909,000	1,925,629
U.S. Treasury Note	1.38	10-31-2020	2,000,000	2,016,718
U.S. Treasury Note	1.38	1-31-2021	2,009,000	2,024,146
U.S. Treasury Note	1.50	8-31-2018	2,569,000	2,612,853
U.S. Treasury Note	1.50	12-31-2018	1,855,000	1,888,694
U.S. Treasury Note	1.50	1-31-2019	1,716,000	1,747,303
U.S. Treasury Note	1.50	2-28-2019	1,826,000	1,859,167

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	3-31-2019	$645,000	$657,018
U.S. Treasury Note	1.50	5-31-2019	1,966,000	2,001,480
U.S. Treasury Note	1.50	10-31-2019	1,969,000	2,003,381
U.S. Treasury Note	1.50	11-30-2019	1,972,000	2,005,585
U.S. Treasury Note	1.50	5-31-2020	1,953,000	1,982,828
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,630,976
U.S. Treasury Note	1.63	3-31-2019	1,892,000	1,933,314
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,740,320
U.S. Treasury Note	1.63	6-30-2019	1,958,000	2,002,055
U.S. Treasury Note	1.63	7-31-2019	1,926,000	1,968,507
U.S. Treasury Note	1.63	8-31-2019	1,965,000	2,008,291
U.S. Treasury Note	1.63	12-31-2019	1,964,000	2,006,118
U.S. Treasury Note	1.63	6-30-2020	1,945,000	1,984,279
U.S. Treasury Note	1.63	7-31-2020	2,022,000	2,062,598
U.S. Treasury Note	1.63	11-30-2020	1,958,000	1,997,771
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,260,059
U.S. Treasury Note	1.63	11-15-2022	1,908,000	1,922,831
U.S. Treasury Note	1.63	2-15-2026	2,500,000	2,464,943
U.S. Treasury Note	1.75	10-31-2018	704,000	721,023
U.S. Treasury Note	1.75	9-30-2019	1,959,000	2,010,195
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,624,563
U.S. Treasury Note	1.75	12-31-2020	1,901,000	1,948,377
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,667,758
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,669,725
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,640,587
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,472,717
U.S. Treasury Note	1.75	9-30-2022	1,586,000	1,610,719
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,707,813
U.S. Treasury Note	1.75	5-15-2023	2,880,000	2,920,386
U.S. Treasury Note	1.88	8-31-2017	1,517,000	1,542,125
U.S. Treasury Note	1.88	9-30-2017	1,307,000	1,329,618
U.S. Treasury Note	1.88	10-31-2017	1,485,000	1,511,742
U.S. Treasury Note	1.88	6-30-2020	921,000	949,494
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,694,026
U.S. Treasury Note	1.88	5-31-2022	1,601,000	1,641,025
U.S. Treasury Note	1.88	8-31-2022	1,569,000	1,605,958
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,688,414
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,352,781
U.S. Treasury Note	2.00	9-30-2020	1,135,000	1,176,897
U.S. Treasury Note	2.00	11-30-2020	1,306,000	1,353,393
U.S. Treasury Note	2.00	2-28-2021	1,457,000	1,510,443
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,616,000
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,698,755
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,705,234
U.S. Treasury Note	2.00	11-15-2021	2,302,000	2,381,401
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,736,847
U.S. Treasury Note	2.00	7-31-2022	1,588,000	1,638,059
U.S. Treasury Note	2.00	11-30-2022	1,625,000	1,674,892
U.S. Treasury Note	2.00	2-15-2023	2,830,000	2,917,000
U.S. Treasury Note	2.00	2-15-2025	3,703,000	3,784,003

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	25

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	8-15-2025	$3,781,000	$3,854,994
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,538,099
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,469,763
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,580,430
U.S. Treasury Note	2.13	8-15-2021	2,258,000	2,352,466
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,700,489
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,691,547
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,678,276
U.S. Treasury Note	2.13	12-31-2022	1,678,000	1,743,481
U.S. Treasury Note	2.13	5-15-2025	3,793,000	3,911,975
U.S. Treasury Note	2.25	11-30-2017	1,250,000	1,281,299
U.S. Treasury Note	2.25	7-31-2018	521,000	538,482
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,510,368
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,588,103
U.S. Treasury Note	2.25	7-31-2021	1,648,000	1,728,984
U.S. Treasury Note	2.25	11-15-2024	3,705,000	3,864,489
U.S. Treasury Note	2.25	11-15-2025	3,794,000	3,950,059
U.S. Treasury Note	2.38	7-31-2017	1,253,000	1,280,899
U.S. Treasury Note	2.38	5-31-2018	621,000	642,395
U.S. Treasury Note	2.38	6-30-2018	795,000	823,446
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,387,789
U.S. Treasury Note	2.38	8-15-2024	3,716,000	3,915,155
U.S. Treasury Note	2.50	6-30-2017	1,144,000	1,169,651
U.S. Treasury Note	2.50	8-15-2023	2,457,000	2,619,010
U.S. Treasury Note	2.50	5-15-2024	3,619,000	3,849,711
U.S. Treasury Note	2.63	1-31-2018	861,000	890,530
U.S. Treasury Note	2.63	4-30-2018	657,000	682,561
U.S. Treasury Note	2.63	8-15-2020	1,918,000	2,038,849
U.S. Treasury Note	2.63	11-15-2020	3,093,000	3,290,903
U.S. Treasury Note	2.75	5-31-2017	1,136,000	1,163,246
U.S. Treasury Note	2.75	12-31-2017	960,000	993,375
U.S. Treasury Note	2.75	2-28-2018	756,000	784,940
U.S. Treasury Note	2.75	2-15-2019	1,365,000	1,438,688
U.S. Treasury Note	2.75	11-15-2023	3,237,000	3,507,341
U.S. Treasury Note	2.75	2-15-2024	2,787,000	3,018,887
U.S. Treasury Note	2.88	3-31-2018	858,000	893,996
U.S. Treasury Note	3.13	4-30-2017	1,142,000	1,171,978
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,890,172
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,810,014
U.S. Treasury Note	3.25	3-31-2017	1,276,000	1,308,797
U.S. Treasury Note	3.38	11-15-2019	2,038,000	2,210,433
U.S. Treasury Note	3.50	2-15-2018	1,278,000	1,343,947
U.S. Treasury Note	3.50	5-15-2020	1,761,000	1,929,739
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,681,757
U.S. Treasury Note	3.63	2-15-2020	2,451,000	2,691,218
U.S. Treasury Note	3.63	2-15-2021	2,562,000	2,852,426
U.S. Treasury Note	3.75	11-15-2018	1,505,000	1,620,697
U.S. Treasury Note	3.88	5-15-2018	689,000	735,104
U.S. Treasury Note	4.00	8-15-2018	788,000	849,440
U.S. Treasury Note	4.25	11-15-2017	919,000	970,909

26	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	4.50%	5-15-2017	$694,000	$723,441
U.S. Treasury Note	4.75	8-15-2017	857,000	904,001
U.S. Treasury Note	6.25	8-15-2023	378,000	501,883
U.S. Treasury Note	6.88	8-15-2025	224,000	323,549
U.S. Treasury Note	7.13	2-15-2023	260,000	355,560
U.S. Treasury Note	7.50	11-15-2024	240,000	352,359
U.S. Treasury Note	7.63	11-15-2022	140,000	194,436
U.S. Treasury Note	7.63	2-15-2025	216,000	321,452
U.S. Treasury Note	7.88	2-15-2021	180,000	236,285
U.S. Treasury Note	8.00	11-15-2021	511,000	695,579
U.S. Treasury Note	8.13	8-15-2019	307,000	379,972
U.S. Treasury Note	8.13	5-15-2021	181,000	242,236
U.S. Treasury Note	8.13	8-15-2021	175,000	236,674
U.S. Treasury Note	8.50	2-15-2020	162,000	207,942
U.S. Treasury Note	8.75	5-15-2017	452,000	492,715
U.S. Treasury Note	8.75	5-15-2020	130,000	169,797
U.S. Treasury Note	8.75	8-15-2020	288,000	380,981
U.S. Treasury Note	8.88	8-15-2017	271,000	301,414
U.S. Treasury Note	8.88	2-15-2019	306,000	376,081
U.S. Treasury Note	9.00	11-15-2018	193,000	233,899
U.S. Treasury Note	9.13	5-15-2018	169,000	198,998

Total U.S. Treasury Securities (Cost $374,398,377)				383,716,323

	Yield		Shares
Short-Term Investments: 4.75%

Investment Companies: 4.49%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43		6,820,604	6,820,604
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44		39,635,301	39,635,301

				46,455,905

			Principal
U.S. Treasury Securities: 0.26%
U.S. Treasury Bill (z)#	0.11	4-21-2016	$1,138,000	1,137,925
U.S. Treasury Bill (z)#	0.16	4-28-2016	1,001,000	1,000,872
U.S. Treasury Bill (z)#	0.17	6-9-2016	555,000	554,814

				2,693,611

Total Short-Term Investments (Cost $49,149,376)				49,149,516

Total investments in securities (Cost $800,654,065) *	100.31%	1,037,252,515
Other assets and liabilities, net	(0.31)	(3,194,302)

Total net assets	100.00%	$1,034,058,213

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	27

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $824,471,745 and unrealized gains (losses) consists of:

Gross unrealized gains	$246,003,288
Gross unrealized losses	(33,222,518)

Net unrealized gains	$212,780,770

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Index Asset Allocation Fund	Statement of assets and liabilities—March 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $6,660,286 of securities loaned), at value (cost $749,022,551)	$983,278,806
In affiliated securities, at value (cost $51,631,514)	53,973,709

Total investments, at value (cost $800,654,065)	1,037,252,515
Receivable for investments sold	1,648,845
Receivable for Fund shares sold	4,130,959
Receivable for dividends and interest	2,516,626
Receivable for daily variation margin on open futures contracts	35,655
Receivable for securities lending income	3,777
Prepaid expenses and other assets	28,695

Total assets	1,045,617,072

Liabilities
Payable for investments purchased	1,040,625
Payable for Fund shares redeemed	436,971
Payable upon receipt of securities loaned	6,820,604
Payable for daily variation margin on open futures contracts	453,785
Due to custodian bank	1,563,144
Management fee payable	512,980
Distribution fees payable	54,310
Administration fees payable	168,062
Accrued expenses and other liabilities	508,378

Total liabilities	11,558,859

Total net assets	$1,034,058,213

NET ASSETS CONSIST OF
Paid-in capital	$822,585,479
Undistributed net investment income	72,018
Accumulated net realized losses on investments	(26,131,315)
Net unrealized gains on investments	237,532,031

Total net assets	$1,034,058,213

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$788,831,182
Shares outstanding – Class A1	27,611,843
Net asset value per share – Class A	$28.57
Maximum offering price per share – Class A2	$30.31
Net assets – Class B	$234,563
Shares outstanding – Class B1	13,377
Net asset value per share – Class B	$17.53
Net assets – Class C	$89,667,007
Shares outstanding – Class C1	5,155,284
Net asset value per share – Class C	$17.39
Net assets – Administrator Class	$155,325,461
Shares outstanding – Administrator Class[1]	5,435,149
Net asset value per share – Administrator Class	$28.58

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2016 (unaudited)	Wells Fargo Index Asset Allocation Fund	29

Investment income
Dividends	$6,360,384
Interest	2,742,251
Income from affiliated securities	146,988
Securities lending income, net	18,207

Total investment income	9,267,830

Expenses
Management fee	2,950,205
Administration fees
Class A	792,010
Class B	168
Class C	77,396
Administrator Class	73,893
Shareholder servicing fees
Class A	942,869
Class B	200
Class C	92,138
Administrator Class	141,665
Distribution fees
Class B	600
Class C	276,414
Custody and accounting fees	46,466
Professional fees	18,938
Registration fees	32,521
Shareholder report expenses	38,734
Trustees’ fees and expenses	3,512
Other fees and expenses	24,506

Total expenses	5,512,235
Less: Fee waivers and/or expense reimbursements	(80,438)

Net expenses	5,431,797

Net investment income	3,836,033

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	456,542
Futures transactions	2,125,092

Net realized gains on investments	2,581,634

Net change in unrealized gains (losses) on:
Unaffiliated securities	45,347,094
Affiiliated securities	(437,616)
Futures transactions	1,035,067

Net change in unrealized gains (losses) on investments	45,944,545

Net realized and unrealized gains (losses) on investments	48,526,179

Net increase in net assets resulting from operations	$52,362,212

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Index Asset Allocation Fund	Statement of changes in net assets

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment income		$3,836,033		$8,053,389
Net realized gains on investments		2,581,634		68,963,643
Net change in unrealized gains (losses) on investments		45,944,545		(49,489,229)

Net increase in net assets resulting from operations		52,362,212		27,527,803

Distributions to shareholders from
Net investment income
Class A		(4,204,939)		(5,736,797)
Class B		(266)		(465)
Class C		(70,615)		(112,773)
Administrator Class		(905,177)		(895,510)
Net realized gains
Class A		(40,013,880)		(7,330,092)
Class B		(8,382)		(2,581)
Class C		(3,781,718)		(323,336)
Administrator Class		(5,677,540)		(748,042)

Total distributions to shareholders		(54,662,517)		(15,149,596)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,150,038	60,784,411	3,196,418	94,634,140
Class B	12,489	215,823	8,812	160,971
Class C	1,859,237	32,151,280	2,545,026	46,057,126
Administrator Class	3,011,009	85,311,078	2,296,361	67,965,420

		178,462,592		208,817,657

Reinvestment of distributions
Class A	1,542,648	43,229,311	433,559	12,743,979
Class B	338	5,803	119	2,135
Class C	191,098	3,249,521	22,174	396,402
Administrator Class	173,477	4,870,418	37,826	1,115,474

		51,355,053		14,257,990

Payment for shares redeemed
Class A	(1,718,553)	(49,100,735)	(3,132,440)	(92,758,439)
Class B	(8,077)	(141,363)	(21,993)	(397,688)
Class C	(445,414)	(7,743,000)	(417,663)	(7,559,550)
Administrator Class	(719,122)	(20,301,425)	(1,483,497)	(44,036,539)

		(77,286,523)		(144,752,216)

Net increase in net assets resulting from capital share transactions		152,531,122		78,323,431

Total increase in net assets		150,230,817		90,701,638

Net assets
Beginning of period		883,827,396		793,125,758

End of period		$1,034,058,213		$883,827,396

Undistributed net investment income		$72,018		$1,416,982

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$28.72	$28.20	$24.48	$22.17	$18.12	$17.56
Net investment income	0.11	0.27	0.38	0.34	0.29	0.30
Net realized and unrealized gains (losses) on investments	1.47	0.76	3.72	2.31	4.05	0.56

Total from investment operations	1.58	1.03	4.10	2.65	4.34	0.86
Distributions to shareholders from
Net investment income	(0.16)	(0.22)	(0.38)	(0.34)	(0.29)	(0.30)
Net realized gains	(1.57)	(0.29)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.73)	(0.51)	(0.38)	(0.34)	(0.29)	(0.30)
Net asset value, end of period	$28.57	$28.72	$28.20	$24.48	$22.17	$18.12
Total return[1]	5.63%	3.62%	16.83%	12.02%	24.07%	4.84%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.22%	1.20%	1.18%	1.17%	1.18%
Net expenses	1.12%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.84%	0.90%	1.42%	1.43%	1.39%	1.54%
Supplemental data
Portfolio turnover rate	3%	43%	9%	11%	16%	18%
Net assets, end of period (000s omitted)	$788,831	$736,276	$708,873	$657,702	$644,365	$575,248

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.62	$17.33	$15.03	$13.59	$11.10	$10.74
Net investment income	0.01 [1]	0.04 [1]	0.11 [1]	0.10 [1]	0.08 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	0.88	0.46	2.28	1.42	2.48	0.35

Total from investment operations	0.89	0.50	2.39	1.52	2.56	0.44
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.09)	(0.08)	(0.07)	(0.08)
Net realized gains	(0.96)	(0.18)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.98)	(0.21)	(0.09)	(0.08)	(0.07)	(0.08)
Net asset value, end of period	$17.53	$17.62	$17.33	$15.03	$13.59	$11.10
Total return[2]	5.19%	2.85%	15.90%	11.22%	23.08%	4.11%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.97%	1.94%	1.93%	1.93%	1.93%
Net expenses	1.87%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income	0.08%	0.21%	0.67%	0.68%	0.65%	0.78%
Supplemental data
Portfolio turnover rate	3%	43%	9%	11%	16%	18%
Net assets, end of period (000s omitted)	$235	$152	$376	$1,085	$2,171	$4,500

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Index Asset Allocation Fund	33

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.47	$17.20	$14.94	$13.53	$11.06	$10.72
Net investment income	0.02	0.05	0.11	0.10	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.86	0.45	2.27	1.41	2.47	0.34

Total from investment operations	0.88	0.50	2.38	1.51	2.55	0.43
Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.12)	(0.10)	(0.08)	(0.09)
Net realized gains	(0.95)	(0.18)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.96)	(0.23)	(0.12)	(0.10)	(0.08)	(0.09)
Net asset value, end of period	$17.39	$17.47	$17.20	$14.94	$13.53	$11.06
Total return[1]	5.21%	2.86%	15.96%	11.20%	23.11%	4.02%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.98%	1.95%	1.93%	1.92%	1.93%
Net expenses	1.87%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income	0.10%	0.10%	0.67%	0.68%	0.64%	0.79%
Supplemental data
Portfolio turnover rate	3%	43%	9%	11%	16%	18%
Net assets, end of period (000s omitted)	$89,667	$62,019	$24,093	$19,164	$16,699	$15,895

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$28.75	$28.21	$24.49	$22.18	$18.14	$17.57
Net investment income	0.14	0.35	0.45	0.40	0.34	0.34
Net realized and unrealized gains (losses) on investments	1.47	0.76	3.72	2.30	4.04	0.58

Total from investment operations	1.61	1.11	4.17	2.70	4.38	0.92
Distributions to shareholders from
Net investment income	(0.21)	(0.28)	(0.45)	(0.39)	(0.34)	(0.35)
Net realized gains	(1.57)	(0.29)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.78)	(0.57)	(0.45)	(0.39)	(0.34)	(0.35)
Net asset value, end of period	$28.58	$28.75	$28.21	$24.49	$22.18	$18.14
Total return[1]	5.76%	3.89%	17.12%	12.31%	24.30%	5.18%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.09%	1.04%	1.02%	1.01%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.08%	1.12%	1.68%	1.69%	1.63%	1.79%
Supplemental data
Portfolio turnover rate	3%	43%	9%	11%	16%	18%
Net assets, end of period (000s omitted)	$155,325	$85,380	$59,783	$34,536	$29,920	$20,726

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

36	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	37

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$90,439	$0	$90,439

Common stocks
Consumer discretionary	77,924,832	0	0	77,924,832
Consumer staples	62,840,119	0	0	62,840,119
Energy	40,873,721	0	0	40,873,721
Financials	94,457,902	0	0	94,457,902
Health care	86,302,744	0	0	86,302,744
Industrials	61,218,613	0	0	61,218,613
Information technology	125,904,866	0	0	125,904,866
Materials	17,096,224	0	0	17,096,224
Telecommunication services	16,839,957	0	0	16,839,957
Utilities	20,819,470	0	0	20,819,470

Rights
Consumer staples	0	0	0	0

Non-agency mortgage-backed securities	0	17,789	0	17,789

U.S. Treasury securities	383,716,323	0	0	383,716,323

Short-term investments
Investment companies	39,635,301	0	0	39,635,301
U.S. Treasury securities	2,693,611	0	0	2,693,611

Investments measured at net asset value*				6,820,604
	1,030,323,683	108,228	0	1,037,252,515

Futures contracts	35,655	0	0	35,655
Total assets	$1,030,359,338	$108,228	$0	$1,037,288,170
Liabilities

Futures contracts	$453,785	$0	$0	$453,785
Total liabilities	$453,785	$0	$0	$453,785

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $6,820,604 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

38	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, or Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and 0.90% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $78,975 from the sale of Class A shares and $737 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	39

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$52,630,087	$60,159,079	$28,570,356	$3,308,441

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Wells Fargo & Company	141,327	14,128	0	155,455	$7,517,804	$107,310	$0

7. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At March 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 29, 2016	Unrealized gains
6-17-2016	Goldman Sachs	147 Long	S&P 500 E-Mini Index	$15,078,525	$390,619
6-21-2016	Goldman Sachs	755 Short	10-Year U.S. Treasury Notes	98,444,922	180,494
6-21-2016	Goldman Sachs	135 Short	U.S. Treasury Bonds	23,291,719	182,242
6-30-2016	Goldman Sachs	195 Long	5-Year U.S. Treasury Notes	23,626,992	180,226

The Fund had an average notional amount of $55,551,192 and $89,541,857 in long futures contracts and short futures contracts, respectively, during the six months ended March 31, 2016.

On March 31, 2016, the cumulative unrealized gains on futures contracts in the amount of $933,581 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

40	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity contracts	Receivable for daily variation margin on open futures contracts	$0		Payable for daily variation margin on open futures contracts	$27,222	*
Interest rate contracts	Receivable for daily variation margin on open futures contracts	35,655	*	Payable for daily variation margin on open futures contracts	426,563	*
		$35,655			$453,785

*	Only the current day’s variation margin as of March 31, 2016 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity contracts	$6,706,238	$193,267
Interest rate contracts	(4,581,146)	841,800
	$2,125,092	$1,035,067

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Goldman Sachs	$35,655	$(35,655)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	Goldman Sachs	$453,785	$(35,655)	$(418,130)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	41

emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

42	Wells Fargo Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Index Asset Allocation Fund	43

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

44	Wells Fargo Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Index Asset Allocation Fund	45

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241826 05-16 SA227/SAR227 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo C&B Mid Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Investor concerns about deflation and recession increased.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo C&B Mid Cap Value Fund for the six-month period that ended March 31, 2016. After a challenging summer in 2015, U.S. equity markets opened the period with strong gains in October and more modest gains in November before turning negative again in December and early in the new year. Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Following summer losses, stocks gained during the period.

Stock values recovered during October 2015 after dipping into correction territory—defined as a decline of 10% or more—during the second quarter of 2015. The source of investors’ enthusiasm for stocks was not immediately clear. During the month, durable goods and retail sales reports disappointed. The U.S. Bureau of Labor Statistics’ Employment Situation Summary, which had been trending favorably in prior months, was lackluster. Many observers suggested that the month’s strong gains simply represented a bounceback from the substantial selling during the summer.

Business, economic, and central-bank policy developments continued to have counterbalancing influences. For example, U.S. gross domestic product (GDP) grew at an annualized pace of 2.0% during the third quarter, a slowdown from the 3.9% pace of the second quarter, but the November Employment Situation Summary showed improvement compared with October. A stronger dollar and lower interest rates benefited consumer purchasing power even as they limited profits in other sectors, particularly among financial services companies. While domestic manufacturers performed well, exporters were challenged by a strong U.S. dollar and slowing economic activity in international markets.

In December 2015, the U.S. Federal Reserve (Fed) increased the federal funds rate for the first time since 2006. The Fed also expressed its intention to increase the rate several times during 2016. However, oil and natural gas prices remained under pressure, and the People’s Bank of China (PBOC) said it would guide the value of the renminbi lower against the dollar. After the start of the new year, economic data weakened. Fourth-quarter GDP initially was estimated at 0.7% by the U.S. Bureau of Economic Analysis. While it was later revised higher to 1.4%, the reading represented another quarter-over-quarter decline. Investor concerns about deflation and recession increased. During the first six weeks of the first quarter of 2016, U.S. equity markets posted their worst start to a calendar year on record.

Recessionary concerns were assuaged by central-bank resolve and improved economic data.

As economic data weakened and equity market volatility increased, the Fed signaled that future interest-rate increases likely would be more gradual than initially anticipated. In the eurozone, the European Central Bank (ECB) substantially strengthened its policy responses to slow economic growth by lowering its deposit facility interest rate to -0.40%, which encouraged financial centers to put their reserves to work in loans and investments rather keep them on deposit. The ECB also expanded its asset-purchase program to 80 billion euros per month and extended its term six months. In Japan, the central bank also implemented a negative interest-rate policy intended to spur lending and investment. In China, the PBOC lowered interest rates and bank reserve requirements to spur financial activity.

Letter to shareholders (unaudited)	Wells Fargo C&B Mid Cap Value Fund	3

Economic data also turned more positive in the first quarter. U.S. employment data continued to improve. New orders for durable goods were higher, and retail sales advanced. Readings on manufacturing activity in the U.S., Europe, and China showed signs of strengthening. In response, equity investors bid up U.S. stock prices during the last six weeks of the quarter and major indexes ended the period with positive returns. For the six-month period that ended March 31, 2016, the Russell 2000® Index,1 a common small-cap stock index, gained 2.02%; the Russell Midcap® Index2 gained 5.94%; and the S&P 500 Index,3 a commonly referenced gauge of large-cap stock performance, gained 8.94%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Cooke and Bieler, L.P.

Portfolio managers

Andrew B. Armstrong, CFA®

Steve Lyons, CFA®

Michael M. Meyer, CFA®

Edward W. O’Connor, CFA®

R. James O’Neil, CFA®

Mehul Trivedi, CFA®

William Weber, CFA®

Average annual total returns (%) as of March 31, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (CBMAX)	7-26-2004	(7.88)	8.59	5.56	(2.25)	9.88	6.19	1.31	1.25
Class B (CBMBX)*	7-26-2004	(7.97)	8.79	5.63	(2.97)	9.07	5.63	2.06	2.00
Class C (CBMCX)	7-26-2004	(3.98)	9.06	5.39	(2.98)	9.06	5.39	2.06	2.00
Administrator Class (CBMIX)	7-26-2004	–	–	–	(2.18)	9.95	6.28	1.23	1.15
Institutional Class (CBMSX)	7-26-2004	–	–	–	(1.96)	10.23	6.54	0.98	0.90
Russell Midcap® Value Index[3]	–	–	–	–	(3.39)	10.52	7.23	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo C&B Mid Cap Value Fund	5

Ten largest holdings (%) as of March 31, 2016[4]
Omnicom Group Incorporated	3.33
First Cash Financial Services Incorporated	3.16
Laboratory Corporation of America Holdings	3.13
Gildan Activewear Incorporated	3.04
RenaissanceRe Holdings Limited	2.93
AerCap Holdings N.V.	2.84
State Street Corporation	2.78
Crown Holdings Incorporated	2.60
Donaldson Company Incorporated	2.59
Eaton Corporation plc	2.52

Sector distribution as of March 31, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,076.33	$6.33	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16	1.22%
Class B
Actual	$1,000.00	$1,072.20	$10.21	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.15	$9.92	1.97%
Class C
Actual	$1,000.00	$1,072.44	$10.21	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.15	$9.92	1.97%
Administrator Class
Actual	$1,000.00	$1,076.72	$5.97	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Class
Actual	$1,000.00	$1,077.86	$4.68	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.30%

Consumer Discretionary: 15.28%

Automobiles: 1.96%
Winnebago Industries Incorporated «	142,097	$3,190,078

Hotels, Restaurants & Leisure: 0.98%
Brinker International Incorporated	34,900	1,603,655

Household Durables: 3.49%
Helen of Troy Limited †	30,600	3,172,914
Whirlpool Corporation	13,950	2,515,743

		5,688,657

Media: 3.33%
Omnicom Group Incorporated	65,200	5,426,596

Specialty Retail: 2.48%
Penske Auto Group Incorporated	24,900	943,710
Sally Beauty Holdings Incorporated †	95,600	3,095,528

		4,039,238

Textiles, Apparel & Luxury Goods: 3.04%
Gildan Activewear Incorporated	162,600	4,960,926

Consumer Staples: 1.30%

Food & Staples Retailing: 1.30%
United Natural Foods Incorporated †	52,500	2,115,750

Energy: 4.46%

Oil, Gas & Consumable Fuels: 4.46%
Devon Energy Corporation	62,600	1,717,744
Noble Energy Incorporated	49,200	1,545,372
World Fuel Services Corporation	82,600	4,012,708

		7,275,824

Financials: 23.77%

Banks: 4.91%
Commerce Bancshares Incorporated	90,602	4,072,560
TCF Financial Corporation	320,800	3,933,008

		8,005,568

Capital Markets: 2.78%
State Street Corporation	77,300	4,523,596

Consumer Finance: 4.92%
First Cash Financial Services Incorporated	111,700	5,144,902
Portfolio Recovery Associates Incorporated †	98,000	2,880,220

		8,025,122

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Insurance: 11.16%
Endurance Specialty Holdings Limited	55,860	$3,649,892
FNF Group	113,200	3,837,480
RenaissanceRe Holdings Limited	39,900	4,781,217
The Progressive Corporation	104,090	3,657,723
Torchmark Corporation	41,800	2,263,888

		18,190,200

Health Care: 10.22%

Health Care Equipment & Supplies: 2.38%
Becton Dickinson & Company	25,500	3,871,410

Health Care Providers & Services: 7.84%
Cardinal Health Incorporated	45,400	3,720,530
Laboratory Corporation of America Holdings †	43,600	5,106,868
MEDNAX Incorporated †	61,200	3,954,744

		12,782,142

Industrials: 24.50%

Aerospace & Defense: 1.60%
Rockwell Collins Incorporated	28,300	2,609,543

Building Products: 2.16%
Quanex Building Products Corporation	203,100	3,525,816

Commercial Services & Supplies: 2.21%
Tetra Tech Incorporated	120,800	3,602,256

Electrical Equipment: 2.52%
Eaton Corporation plc	65,700	4,110,192

Machinery: 10.29%
Donaldson Company Incorporated	132,100	4,215,311
Graco Incorporated	23,400	1,964,664
Kennametal Incorporated	129,600	2,914,704
Parker-Hannifin Corporation	35,200	3,910,016
Woodward Governor Company	72,200	3,755,844

		16,760,539

Trading Companies & Distributors: 5.72%
AerCap Holdings N.V. †	119,400	4,627,944
W.W. Grainger Incorporated «	11,100	2,591,073
WESCO International Incorporated †	38,400	2,099,328

		9,318,345

Information Technology: 6.90%

Electronic Equipment, Instruments & Components: 0.99%
Knowles Corporation «†	121,900	1,606,642

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	9

Security name		Shares	Value

IT Services: 2.27%
Moneygram International Incorporated †		292,493	$1,790,057
The Western Union Company		99,000	1,909,710

			3,699,767

Semiconductors & Semiconductor Equipment: 3.64%
Entegris Incorporated †		259,500	3,534,390
Linear Technology Corporation		53,900	2,401,784

			5,936,174

Materials: 8.87%

Chemicals: 1.07%
Axalta Coating Systems Limited †		60,100	1,754,920

Containers & Packaging: 3.60%
Ball Corporation		22,900	1,632,541
Crown Holdings Incorporated †		85,300	4,230,027

			5,862,568

Metals & Mining: 2.00%
Reliance Steel & Aluminum Company		47,100	3,258,849

Paper & Forest Products: 2.20%
Schweitzer-Mauduit International Incorporated		113,800	3,582,424

Total Common Stocks (Cost $137,775,989)			155,326,797

	Yield

Short-Term Investments: 8.57%

Investment Companies: 8.57%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43%	5,980,075	5,980,075
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44	7,991,074	7,991,074

Total Short-Term Investments (Cost $13,971,149)			13,971,149

Total investments in securities (Cost $151,747,138) *	103.87%	169,297,946
Other assets and liabilities, net	(3.87)	(6,310,011)

Total net assets	100.00%	$162,987,935

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $152,369,621 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,665,202
Gross unrealized losses	(9,736,877)

Net unrealized gains	$16,928,325

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo C&B Mid Cap Value Fund	Statement of assets and liabilities—March 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $5,848,356 of securities loaned), at value (cost $137,775,989)	$155,326,797
In affiliated securities, at value (cost $13,971,149)	13,971,149

Total investments, at value (cost $151,747,138)	169,297,946
Receivable for Fund shares sold	159,891
Receivable for dividends	102,132
Receivable for securities lending income	2,454
Prepaid expenses and other assets	28,426

Total assets	169,590,849

Liabilities
Payable for investments purchased	311,173
Payable for Fund shares redeemed	119,790
Payable upon receipt of securities loaned	5,980,075
Management fee payable	88,637
Distribution fees payable	4,423
Administration fees payable	26,257
Accrued expenses and other liabilities	72,559

Total liabilities	6,602,914

Total net assets	$162,987,935

NET ASSETS CONSIST OF
Paid-in capital	$221,538,853
Undistributed net investment income	233,517
Accumulated net realized losses on investments	(76,335,243)
Net unrealized gains on investments	17,550,808

Total net assets	$162,987,935

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$125,891,215
Shares outstanding – Class A1	4,664,048
Net asset value per share – Class A	$26.99
Maximum offering price per share – Class A2	$28.64
Net assets – Class B	$100,973
Shares outstanding – Class B1	3,908
Net asset value per share – Class B	$25.84
Net assets – Class C	$7,120,540
Shares outstanding – Class C1	276,402
Net asset value per share – Class C	$25.76
Net assets – Administrator Class	$7,971,139
Shares outstanding – Administrator Class[1]	291,882
Net asset value per share – Administrator Class	$27.31
Net assets – Institutional Class	$21,904,068
Shares outstanding – Institutional Class[1]	805,866
Net asset value per share – Institutional Class	$27.18

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2016 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	11

Investment income
Dividends (net of foreign withholding taxes of $3,870)	$1,257,405
Securities lending income, net	18,885
Income from affiliated securities	6,902

Total investment income	1,283,192

Expenses
Management fee	596,708
Administration fees
Class A	114,085
Class B	109
Class C	7,130
Administrator Class	5,713
Institutional Class	13,096
Investor Class	23,421	[1]
Shareholder servicing fees
Class A	135,816
Class B	130
Class C	8,489
Administrator Class	10,987
Investor Class	18,297	[1]
Distribution fees
Class B	389
Class C	25,466
Custody and accounting fees	9,098
Professional fees	20,026
Registration fees	34,124
Shareholder report expenses	24,687
Trustees’ fees and expenses	7,927
Other fees and expenses	4,635

Total expenses	1,060,333
Less: Fee waivers and/or expense reimbursements	(98,206)

Net expenses	962,127

Net investment income	321,065

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,609,910
Net change in unrealized gains (losses) on investments	5,617,023

Net realized and unrealized gains (losses) on investments	11,226,933

Net increase in net assets resulting from operations	$11,547,998

[1]	For the period from April 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo C&B Mid Cap Value Fund	Statement of changes in net assets

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment income		$321,065		$307,783
Net realized gains on investments		5,609,910		21,451,778
Net change in unrealized gains (losses) on investments		5,617,023		(19,714,772)

Net increase in net assets resulting from operations		11,547,998		2,044,789

Distributions to shareholders from
Net investment income
Class A		(221,256)		(42,042)
Administrator Class		(20,557)		(21,549)
Institutional Class		(109,235)		(168,429)
Investor Class		0 [1]		(138,589)

Total distributions to shareholders		(351,048)		(370,609)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,283,247	113,940,802	72,922	1,938,440
Class B	0	0	307	8,000
Class C	20,664	517,704	25,429	655,305
Administrator Class	12,246	315,555	32,971	883,924
Institutional Class	268,871	7,005,213	316,984	8,567,375
Investor Class	29,800 [1]	784,378 [1]	538,848	14,534,157

		122,563,652		26,587,201

Reinvestment of distributions
Class A	8,427	219,598	1,632	41,628
Administrator Class	474	12,485	502	12,938
Institutional Class	2,752	72,162	4,856	124,658
Investor Class	0 [1]	0 [1]	5,349	137,151

		304,245		316,375

Payment for shares redeemed
Class A	(418,360)	(10,717,204)	(133,726)	(3,568,794)
Class B	(619)	(15,701)	(2,747)	(69,330)
Class C	(24,712)	(614,067)	(55,081)	(1,405,528)
Administrator Class	(103,437)	(2,714,409)	(153,262)	(4,133,075)
Institutional Class	(185,037)	(4,717,193)	(931,932)	(25,602,156)
Investor Class	(4,103,703)[1]	(109,800,701)[1]	(1,121,227)	(30,196,090)

		(128,579,275)		(64,974,973)

Net decrease in net assets resulting from capital share transactions		(5,711,378)		(38,071,397)

Total increase (decrease) in net assets		5,485,572		(36,397,217)

Net assets
Beginning of period		157,502,363		193,899,580

End of period		$162,987,935		$157,502,363

Undistributed net investment income		$233,517		$263,500

[1]	For the period from April 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.12	$25.26	$23.74	$18.22	$14.06	$14.16
Net investment income	0.07 [1]	0.05 [1]	0.06	0.10 [1]	0.16	0.06
Net realized and unrealized gains (losses) on investments	1.85	(0.14)	1.55	5.60	4.10	(0.06)

Total from investment operations	1.92	(0.09)	1.61	5.70	4.26	0.00
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.09)	(0.18)	(0.10)	(0.10)
Net asset value, end of period	$26.99	$25.12	$25.26	$23.74	$18.22	$14.06
Total return[2]	7.63%	(0.36)%	6.78%	31.59%	30.42%	(0.10)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.35%	1.35%	1.38%	1.38%	1.35%
Net expenses	1.22%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.58%	0.18%	0.24%	0.49%	0.97%	0.48%
Supplemental data
Portfolio turnover rate	16%	41%	55%	48%	25%	44%
Net assets, end of period (000s omitted)	$125,891	$19,862	$21,465	$19,468	$13,466	$11,174

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$24.10	$24.36	$22.99	$17.61	$13.60	$13.72
Net investment income (loss)	(0.04)[1]	(0.15)[1]	(0.14)[1]	(0.05)[1]	0.02 [1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	1.78	(0.11)	1.51	5.43	3.99	(0.08)

Total from investment operations	1.74	(0.26)	1.37	5.38	4.01	(0.12)
Net asset value, end of period	$25.84	$24.10	$24.36	$22.99	$17.61	$13.60
Total return[2]	7.22%	(1.11)%	6.00%	30.55%	29.49%	(0.87)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.10%	2.10%	2.13%	2.12%	2.10%
Net expenses	1.97%	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.36)%	(0.59)%	(0.56)%	(0.26)%	0.14%	(0.28)%
Supplemental data
Portfolio turnover rate	16%	41%	55%	48%	25%	44%
Net assets, end of period (000s omitted)	$101	$109	$170	$701	$1,338	$2,622

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$24.02	$24.29	$22.92	$17.60	$13.59	$13.71
Net investment income (loss)	(0.04)[1]	(0.15)[1]	(0.13)[1]	(0.05)[1]	0.03 [1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	1.78	(0.12)	1.50	5.42	3.98	(0.08)

Total from investment operations	1.74	(0.27)	1.37	5.37	4.01	(0.12)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.05)	0.00	0.00
Net asset value, end of period	$25.76	$24.02	$24.29	$22.92	$17.60	$13.59
Total return[2]	7.24%	(1.11)%	5.98%	30.58%	29.51%	(0.88)%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.10%	2.10%	2.13%	2.13%	2.10%
Net expenses	1.97%	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.35)%	(0.57)%	(0.52)%	(0.26)%	0.21%	(0.27)%
Supplemental data
Portfolio turnover rate	16%	41%	55%	48%	25%	44%
Net assets, end of period (000s omitted)	$7,121	$6,737	$7,531	$7,598	$5,254	$4,611

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.42	$25.54	$24.01	$18.42	$14.22	$14.32
Net investment income	0.06 [1]	0.06 [1]	0.07 [1]	0.11 [1]	0.17 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	1.89	(0.13)	1.56	5.67	4.14	(0.07)

Total from investment operations	1.95	(0.07)	1.63	5.78	4.31	0.02
Distributions to shareholders from
Net investment income	(0.06)	(0.05)	(0.10)	(0.19)	(0.11)	(0.12)
Net asset value, end of period	$27.31	$25.42	$25.54	$24.01	$18.42	$14.22
Total return[2]	7.67%	(0.30)%	6.82%	31.65%	30.44%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.21%	1.19%	1.21%	1.21%	1.18%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.43%	0.22%	0.26%	0.53%	1.00%	0.55%
Supplemental data
Portfolio turnover rate	16%	41%	55%	48%	25%	44%
Net assets, end of period (000s omitted)	$7,971	$9,725	$12,830	$19,525	$10,636	$10,299

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.34	$25.49	$23.95	$18.38	$14.19	$14.29
Net investment income	0.10	0.10	0.14	0.17 [1]	0.23	0.13
Net realized and unrealized gains (losses) on investments	1.88	(0.12)	1.55	5.64	4.11	(0.08)

Total from investment operations	1.98	(0.02)	1.69	5.81	4.34	0.05
Distributions to shareholders from
Net investment income	(0.14)	(0.13)	(0.15)	(0.24)	(0.15)	(0.15)
Net asset value, end of period	$27.18	$25.34	$25.49	$23.95	$18.38	$14.19
Total return[2]	7.79%	(0.09)%[3]	7.09%	31.98%	30.80%	0.21%
Ratios to average net assets (annualized)
Gross expenses	1.01%	0.94%	0.92%	0.95%	0.95%	0.92%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.73%	0.47%	0.54%	0.82%	1.31%	0.76%
Supplemental data
Portfolio turnover rate	16%	41%	55%	48%	25%	44%
Net assets, end of period (000s omitted)	$21,904	$18,229	$33,881	$24,628	$24,983	$22,704

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Total return reflects adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	19

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $81,605,968 with $62,387,296 expiring in 2017; and $19,218,672 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$24,909,150	$0	$0	$24,909,150
Consumer staples	2,115,750	0	0	2,115,750
Energy	7,275,824	0	0	7,275,824
Financials	38,744,486	0	0	38,744,486
Health care	16,653,552	0	0	16,653,552
Industrials	39,926,691	0	0	39,926,691
Information technology	11,242,583	0	0	11,242,583
Materials	14,458,761	0	0	14,458,761

Short-term investments
Investment companies	7,991,074	0	0	7,991,074
Investment measured at net asset value*				5,980,075
Total assets	$163,317,871	$0	$0	$169,297,946

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,980,075 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	21

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.15% for Administrator Class shares, and 0.90% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to February 1, 2016, the Fund’s expenses were capped at 1.20% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $866 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $24,338,648 and $37,542,776, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo C&B Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo C&B Mid Cap Value Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo C&B Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo C&B Mid Cap Value Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241827 05-16 SA228/SAR228 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Common Stock Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Common Stock Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Investor concerns about deflation and recession increased.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Common Stock Fund for the six-month period that ended March 31, 2016. After a challenging summer in 2015, U.S. equity markets opened the period with strong gains in October and more modest gains in November before turning negative again in December and early in the new year. Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Following summer losses, stocks gained during the period.

Stock values recovered during October 2015 after dipping into correction territory—defined as a decline of 10% or more—during the second quarter of 2015. The source of investors’ enthusiasm for stocks was not immediately clear. During the month, durable goods and retail sales reports disappointed. The U.S. Bureau of Labor Statistics’ Employment Situation Summary, which had been trending favorably in prior months, was lackluster. Many observers suggested that the month’s strong gains simply represented a bounceback from the substantial selling during the summer.

Business, economic, and central-bank policy developments continued to have counterbalancing influences. For example, U.S. gross domestic product (GDP) grew at an annualized pace of 2.0% during the third quarter, a slowdown from the 3.9% pace of the second quarter, but the November Employment Situation Summary showed improvement compared with October. A stronger dollar and lower interest rates benefited consumer purchasing power even as they limited profits in other sectors, particularly among financial services companies. While domestic manufacturers performed well, exporters were challenged by a strong U.S. dollar and slowing economic activity in international markets.

In December 2015, the U.S. Federal Reserve (Fed) increased the federal funds rate for the first time since 2006. The Fed also expressed its intention to increase the rate several times during 2016. However, oil and natural gas prices remained under pressure, and the People’s Bank of China (PBOC) said it would guide the value of the renminbi lower against the dollar. After the start of the new year, economic data weakened. Fourth-quarter GDP initially was estimated at 0.7% by the U.S. Bureau of Economic Analysis. While it was later revised higher to 1.4%, the reading represented another quarter-over-quarter decline. Investor concerns about deflation and recession increased. During the first six weeks of the first quarter of 2016, U.S. equity markets posted their worst start to a calendar year on record.

Recessionary concerns were assuaged by central-bank resolve and improved economic data.

As economic data weakened and equity market volatility increased, the Fed signaled that future interest-rate increases likely would be more gradual than initially anticipated. In the eurozone, the European Central Bank (ECB) substantially strengthened its policy responses to slow economic growth by lowering its deposit facility interest rate to -0.40%, which encouraged financial centers to put their reserves to work in loans and investments rather keep them on deposit. The ECB also expanded its asset-purchase program to 80 billion euros per month and extended its term six months. In Japan, the central bank also implemented a negative interest-rate policy intended to spur lending and investment. In China, the PBOC lowered interest rates and bank reserve requirements to spur financial activity.

Letter to shareholders (unaudited)	Wells Fargo Common Stock Fund	3

Economic data also turned more positive in the first quarter. U.S. employment data continued to improve. New orders for durable goods were higher, and retail sales advanced. Readings on manufacturing activity in the U.S., Europe, and China showed signs of strengthening. In response, equity investors bid up U.S. stock prices during the last six weeks of the quarter and major indexes ended the period with positive returns. For the six-month period that ended March 31, 2016, the Russell 2000® Index,1 a common small-cap stock index, gained 2.02%; the Russell Midcap® Index2 gained 5.94%; and the S&P 500 Index,3 a commonly referenced gauge of large-cap stock performance, gained 8.94%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns (%) as of March 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	(10.36)	6.75	7.13	(4.90)	8.03	7.77	1.24	1.24
Class B (SCSKX)*	11-30-2000	(10.41)	6.96	7.19	(5.41)	7.26	7.19	1.99	1.99
Class C (STSAX)	11-30-2000	(6.62)	7.21	6.95	(5.62)	7.21	6.95	1.99	1.99
Class R6 (SCSRX)	6-28-2013	–	–	–	(4.48)	8.49	8.02	0.81	0.81
Administrator Class (SCSDX)	7-30-2010	–	–	–	(4.76)	8.21	7.86	1.16	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	(4.54)	8.45	8.00	0.91	0.86
Russell 2500TM Index[4]	–	–	–	–	(7.31)	8.58	6.47	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Common Stock Fund	5

Ten largest holdings (%) as of March 31, 2016[5]
Laboratory Corporation of America Holdings	1.99
Haemonetics Corporation	1.87
Reinsurance Group of America Incorporated	1.81
E*TRADE Financial Corporation	1.73
CNO Financial Group Incorporated	1.72
Pioneer Natural Resources Company	1.68
Harman International Industries Incorporated	1.66
GATX Corporation	1.65
Allison Transmission Holdings Incorporated	1.60
Willis Towers Watson plc	1.55

Portfolio allocation as of March 31, 2016[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, the returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.85% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,046.86	$6.40	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class B
Actual	$1,000.00	$1,044.86	$7.82	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.72	1.53%
Class C
Actual	$1,000.00	$1,042.52	$10.21	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.08	2.00%
Class R6
Actual	$1,000.00	$1,048.95	$4.20	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.14	0.82%
Administrator Class
Actual	$1,000.00	$1,047.85	$5.63	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Institutional Class
Actual	$1,000.00	$1,048.98	$4.35	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Common Stock Fund	7

Security name	Shares	Value

Common Stocks: 95.28%

Consumer Discretionary: 13.40%

Diversified Consumer Services: 1.30%
Houghton Mifflin Harcourt Company †	811,177	$16,174,869

Hotels, Restaurants & Leisure: 1.90%
Buffalo Wild Wings Incorporated †	95,852	14,197,598
Panera Bread Company Class A †	46,642	9,553,681

		23,751,279

Household Durables: 4.28%
Harman International Industries Incorporated	233,093	20,754,601
MDC Holdings Incorporated «	664,357	16,648,786
Mohawk Industries Incorporated †	83,443	15,929,269

		53,332,656

Media: 2.02%
Interpublic Group of Companies Incorporated	550,294	12,629,247
Scripps Networks Interactive Incorporated Class A	192,060	12,579,930

		25,209,177

Specialty Retail: 2.51%
Tractor Supply Company	160,245	14,495,763
Urban Outfitters Incorporated †	507,837	16,804,326

		31,300,089

Textiles, Apparel & Luxury Goods: 1.39%
PVH Corporation	175,277	17,362,940

Consumer Staples: 1.44%

Household Products: 1.44%
Church & Dwight Company Incorporated	194,498	17,928,826

Energy: 6.21%

Energy Equipment & Services: 1.04%
Weatherford International plc †	1,677,896	13,054,031

Oil, Gas & Consumable Fuels: 5.17%
Cimarex Energy Company	159,718	15,535,770
Concho Resources Incorporated †	170,251	17,202,161
Pioneer Natural Resources Company	149,216	21,000,660
Range Resources Corporation «	330,957	10,716,388

		64,454,979

Financials: 19.22%

Banks: 6.10%
Bank of the Ozarks Incorporated	434,779	18,247,675
First Horizon National Corporation	1,317,035	17,253,159

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Common Stock Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
MB Financial Incorporated	473,830	$15,375,784
National Bank Holdings Corporation Class A	536,084	10,930,753
Sterling BanCorp	892,548	14,218,290

		76,025,661

Capital Markets: 3.73%
E*TRADE Financial Corporation †	880,072	21,552,963
Evercore Partners Incorporated Class A	123,587	6,395,627
Raymond James Financial Incorporated	389,162	18,528,003

		46,476,593

Insurance: 8.52%
Arch Capital Group Limited †	164,769	11,715,076
CNO Financial Group Incorporated	1,199,091	21,487,711
Reinsurance Group of America Incorporated	234,587	22,578,999
RenaissanceRe Holdings Limited	121,663	14,578,877
The Progressive Corporation	474,828	16,685,456
Willis Towers Watson plc	162,533	19,286,166

		106,332,285

REITs: 0.87%
Camden Property Trust	129,432	10,883,937

Health Care: 10.77%

Biotechnology: 0.23%
BioMarin Pharmaceutical Incorporated †	34,585	2,852,571

Health Care Equipment & Supplies: 4.33%
Haemonetics Corporation †	667,962	23,365,311
Hologic Incorporated †	420,451	14,505,560
LivaNova plc †	298,723	16,125,068

		53,995,939

Health Care Providers & Services: 3.52%
Laboratory Corporation of America Holdings †	212,438	24,882,863
Universal Health Services Incorporated Class B	152,215	18,984,255

		43,867,118

Life Sciences Tools & Services: 2.69%
Agilent Technologies Incorporated	401,093	15,983,556
PerkinElmer Incorporated	355,611	17,588,520

		33,572,076

Industrials: 18.46%

Aerospace & Defense: 2.74%
B/E Aerospace Incorporated	386,957	17,846,457
BWX Technologies Incorporated	486,423	16,324,356

		34,170,813

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Common Stock Fund	9

Security name	Shares	Value

Airlines: 1.46%
United Continental Holdings Incorporated †	303,748	$18,182,355

Commercial Services & Supplies: 2.68%
Republic Services Incorporated	352,079	16,776,564
Steelcase Incorporated Class A	1,118,466	16,687,513

		33,464,077

Electrical Equipment: 3.98%
AMETEK Incorporated	317,341	15,860,703
Babcock & Wilcox Enterprises Incorporated †	810,780	17,350,692
Sensata Technologies Holding NV †	423,974	16,467,150

		49,678,545

Machinery: 2.41%
Allison Transmission Holdings Incorporated	739,437	19,950,010
Colfax Corporation †	352,281	10,071,714

		30,021,724

Road & Rail: 2.59%
Hertz Global Holdings Incorporated †	1,506,345	15,861,813
Ryder System Incorporated	254,195	16,466,752

		32,328,565

Trading Companies & Distributors: 2.60%
GATX Corporation «	433,669	20,599,278
MRC Global Incorporated †	905,214	11,894,512

		32,493,790

Information Technology: 19.05%

Internet Software & Services: 1.22%
Cornerstone OnDemand Incorporated †	463,620	15,192,827

IT Services: 6.28%
Amdocs Limited	273,112	16,501,427
CoreLogic Incorporated †	448,643	15,567,912
Gartner Incorporated †	158,376	14,150,896
Global Payments Incorporated	281,698	18,394,879
Sabre Corporation	476,641	13,784,458

		78,399,572

Semiconductors & Semiconductor Equipment: 4.57%
Integrated Device Technology Incorporated †	652,816	13,343,559
Maxim Integrated Products Incorporated	306,520	11,273,806
ON Semiconductor Corporation †	1,772,301	16,996,367
Skyworks Solutions Incorporated	197,823	15,410,412

		57,024,144

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Common Stock Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name		Shares	Value

Software: 5.48%
Ansys Incorporated †		202,665	$18,130,411
Nuance Communications Incorporated †		926,428	17,314,939
Red Hat Incorporated †		235,259	17,529,148
Zendesk Incorporated †		733,914	15,360,820

			68,335,318

Technology Hardware, Storage & Peripherals: 1.50%
Diebold Incorporated		648,030	18,734,547

Materials: 5.25%

Chemicals: 1.14%
International Flavors & Fragrances Incorporated		125,234	14,247,872

Containers & Packaging: 1.32%
Crown Holdings Incorporated †		331,031	16,415,827

Metals & Mining: 2.79%
Royal Gold Incorporated		311,509	15,977,297
Steel Dynamics Incorporated		837,491	18,851,922

			34,829,219

Telecommunication Services: 1.48%

Diversified Telecommunication Services: 1.48%
SBA Communications Corporation Class A †		184,280	18,459,323

Total Common Stocks (Cost $910,712,312)			1,188,553,544

Exchange-Traded Funds: 1.99%
SPDR Dow Jones REIT ETF «		175,220	16,672,183
SPDR S&P Biotech ETF «		157,482	8,135,520

Total Exchange-Traded Funds (Cost $22,110,759)			24,807,703

	Yield
Short-Term Investments: 5.63%

Investment Companies: 5.63%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43%	36,443,625	36,443,625
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44	33,824,361	33,824,361

Total Short-Term Investments (Cost $70,267,986)			70,267,986

Total investments in securities (Cost $1,003,091,057) *	102.90%	1,283,629,233
Other assets and liabilities, net	(2.90)	(36,147,863)

Total net assets	100.00%	$1,247,481,370

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,010,099,658 and unrealized gains (losses) consists of:

Gross unrealized gains	$324,047,962
Gross unrealized losses	(50,518,387)

Net unrealized gains	$273,529,575

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Common Stock Fund	11

Assets
Investments
In unaffiliated securities (including $35,593,907 of securities loaned), at value (cost $932,823,071)	$1,213,361,247
In affiliated securities, at value (cost $70,267,986)	70,267,986

Total investments, at value (cost $1,003,091,057)	1,283,629,233
Receivable for Fund shares sold	1,273,765
Receivable for dividends	917,484
Receivable for securities lending income	31,830
Prepaid expenses and other assets	51,144

Total assets	1,285,903,456

Liabilities
Payable for Fund shares redeemed	723,636
Payable upon receipt of securities loaned	36,443,625
Management fee payable	773,548
Distribution fees payable	15,059
Administration fees payable	189,252
Accrued expenses and other liabilities	276,966

Total liabilities	38,422,086

Total net assets	$1,247,481,370

NET ASSETS CONSIST OF
Paid-in capital	$977,498,331
Accumulated net investment loss	(1,318,180)
Accumulated net realized losses on investments	(9,236,957)
Net unrealized gains on investments	280,538,176

Total net assets	$1,247,481,370

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$929,088,393
Shares outstanding – Class A1	46,413,497
Net asset value per share – Class A	$20.02
Maximum offering price per share – Class A2	$21.24
Net assets – Class B	$71,673
Shares outstanding – Class B1	4,488
Net asset value per share – Class B	$15.97
Net assets – Class C	$24,062,017
Shares outstanding – Class C1	1,510,336
Net asset value per share – Class C	$15.93
Net assets – Class R6	$96,142,693
Shares outstanding – Class R6[1]	4,651,531
Net asset value per share – Class R6	$20.67
Net assets – Administrator Class	$17,157,368
Shares outstanding – Administrator Class[1]	846,631
Net asset value per share – Administrator Class	$20.27
Net assets – Institutional Class	$180,959,226
Shares outstanding – Institutional Class[1]	8,771,693
Net asset value per share – Institutional Class	$20.63

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Common Stock Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Dividends	$7,305,867
Securities lending income, net	92,155
Income from affiliated securities	48,556

Total investment income	7,446,578

Expenses
Management fee	4,875,582
Administration fees
Class A	855,912
Class B	91
Class C	25,881
Class R6	14,161
Administrator Class	11,090
Institutional Class	140,615
Investor Class	189,110	[1]
Shareholder servicing fees
Class A	1,017,547
Class C	30,811
Administrator Class	21,328
Investor Class	145,535	[1]
Distribution fees
Class B	326
Class C	92,432
Custody and accounting fees	38,057
Professional fees	25,968
Registration fees	55,894
Shareholder report expenses	35,374
Trustees’ fees and expenses	12,519
Other fees and expenses	17,943

Total expenses	7,606,176
Less: Fee waivers and/or expense reimbursements	(112,501)

Net expenses	7,493,675

Net investment loss	(47,097)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	13,912,914
Net change in unrealized gains (losses) on investments	42,887,647

Net realized and unrealized gains (losses) on investments	56,800,561

Net increase in net assets resulting from operations	$56,753,464

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Common Stock Fund	13

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment loss		$(47,097)		$(1,857,047)
Net realized gains on investments		13,912,914		159,523,664
Net change in unrealized gains (losses) on investments		42,887,647		(167,912,693)

Net increase (decrease) in net assets resulting from operations		56,753,464		(10,246,076)

Distributions to shareholders from
Net realized gains
Class A		(110,146,894)		(31,096,050)
Class B		(12,735)		(33,224)
Class C		(3,575,460)		(3,921,593)
Class R6		(10,822,850)		(10,389,501)
Administrator Class		(1,979,080)		(4,624,038)
Institutional Class		(25,614,461)		(24,118,158)
Investor Class		0 [1]		(103,908,119)

Total distributions to shareholders		(152,151,480)		(178,090,683)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	39,053,212	896,339,515	1,110,029	26,112,093
Class B	0	0	706	13,849
Class C	71,323	1,126,151	109,312	2,111,040
Class R6	490,586	10,351,952	812,069	19,433,857
Administrator Class	59,886	1,165,718	182,887	4,316,363
Institutional Class	980,383	20,851,379	2,720,584	66,290,199
Investor Class	38,960 [1]	902,899 [1]	1,169,258	28,309,355

		930,737,614		146,586,756

Reinvestment of distributions
Class A	5,376,198	105,588,528	1,388,863	30,846,648
Class B	811	12,735	1,808	33,224
Class C	193,065	3,025,330	180,879	3,322,741
Class R6	534,462	10,822,850	457,284	10,389,501
Administrator Class	97,753	1,942,357	204,831	4,590,258
Institutional Class	1,256,619	25,408,843	1,043,559	23,678,356
Investor Class	0 [1]	0 [1]	4,384,158	100,002,451

		146,800,643		172,863,179

Payment for shares redeemed
Class A	(3,924,529)	(80,193,385)	(7,785,918)	(180,271,804)
Class B	(2,870)	(49,261)	(10,025)	(196,353)
Class C	(198,132)	(3,231,826)	(285,089)	(5,585,432)
Class R6	(655,260)	(13,780,608)	(754,917)	(18,105,595)
Administrator Class	(137,472)	(2,848,585)	(1,376,984)	(33,031,475)
Institutional Class	(3,695,693)	(73,784,771)	(2,385,778)	(57,674,780)
Investor Class	(37,451,779)[1]	(884,694,693)[1]	(5,674,483)	(137,556,202)

		(1,058,583,129)		(432,421,641)

Net increase (decrease) in net assets resulting from capital share transactions		18,955,128		(112,971,706)

Total decrease in net assets		(76,442,888)		(301,308,465)

Net assets
Beginning of period		1,323,924,258		1,625,232,723

End of period		$1,247,481,370		$1,323,924,258

Accumulated net investment loss		$(1,318,180)		$(1,271,083)

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$21.62	$24.79	$24.45	$21.18	$17.15	$18.20
Net investment income (loss)	0.00 [1,2]	(0.04)[1]	(0.07)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	0.96	(0.32)	2.48	4.72	5.33	(0.74)

Total from investment operations	0.96	(0.36)	2.41	4.70	5.29	(0.80)
Distributions to shareholders from
Net realized gains	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)
Net asset value, end of period	$20.02	$21.62	$24.79	$24.45	$21.18	$17.15
Total return[3]	4.69%	(1.76)%	10.26%	23.72%	31.90%	(4.61)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.27%	1.28%	1.30%	1.31%	1.30%
Net expenses	1.25%	1.26%	1.26%	1.26%	1.26%	1.26%
Net investment income (loss)	0.04%	(0.19)%	(0.27)%	(0.05)%	(0.16)%	(0.24)%
Supplemental data
Portfolio turnover rate	18%	51%	38%	40%	30%	41%
Net assets, end of period (000s omitted)	$929,088	$127,732	$277,517	$292,806	$207,668	$153,921

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.78	$21.02	$21.18	$18.67	$15.35	$16.44
Net investment loss	(0.03)[1]	(0.18)[1]	(0.22)[1]	(0.15)[1]	(0.17)[1]	(0.20)[1]
Net realized and unrealized gains (losses) on investments	0.78	(0.25)	2.13	4.09	4.75	(0.64)

Total from investment operations	0.75	(0.43)	1.91	3.94	4.58	(0.84)
Distributions to shareholders from
Net realized gains	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)
Net asset value, end of period	$15.97	$17.78	$21.02	$21.18	$18.67	$15.35
Total return[2]	4.49%	(2.49)%	9.42%	22.78%	30.87%	(5.29)%
Ratios to average net assets (annualized)
Gross expenses	1.53%	2.02%	2.03%	2.05%	2.05%	2.05%
Net expenses	1.53%	2.00%	2.01%	2.01%	2.01%	2.01%
Net investment loss	(0.42)%	(0.94)%	(1.03)%	(0.78)%	(0.96)%	(1.13)%
Supplemental data
Portfolio turnover rate	18%	51%	38%	40%	30%	41%
Net assets, end of period (000s omitted)	$72	$116	$296	$521	$806	$1,655

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.77	$21.02	$21.18	$18.67	$15.35	$16.44
Net investment loss	(0.07)[1]	(0.18)	(0.22)[1]	(0.16)[1]	(0.16)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	0.79	(0.26)	2.13	4.10	4.74	(0.66)

Total from investment operations	0.72	(0.44)	1.91	3.94	4.58	(0.84)
Distributions to shareholders from
Net realized gains	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)
Net asset value, end of period	$15.93	$17.77	$21.02	$21.18	$18.67	$15.35
Total return[2]	4.25%	(2.49)%	9.42%	22.78%	30.95%	(5.35)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.02%	2.03%	2.05%	2.06%	2.05%
Net expenses	2.00%	2.00%	2.01%	2.01%	2.01%	2.01%
Net investment loss	(0.84)%	(0.93)%	(1.01)%	(0.81)%	(0.92)%	(1.01)%
Supplemental data
Portfolio turnover rate	18%	51%	38%	40%	30%	41%
Net assets, end of period (000s omitted)	$24,062	$25,668	$30,245	$29,483	$20,080	$17,887

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$22.20	$25.27	$24.78	$22.83
Net investment income	0.04 [2]	0.05	0.07 [2]	0.01
Net realized and unrealized gains (losses) on investments	0.99	(0.31)	2.49	1.94

Total from investment operations	1.03	(0.26)	2.56	1.95
Distributions to shareholders from
Net realized gains	(2.56)	(2.81)	(2.07)	0.00
Net asset value, end of period	$20.67	$22.20	$25.27	$24.78
Total return[3]	4.89%	(1.29)%	10.76%	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.80%	0.80%	0.81%
Net expenses	0.82%	0.80%	0.80%	0.81%
Net investment income	0.35%	0.28%	0.27%	0.18%
Supplemental data
Portfolio turnover rate	18%	51%	38%	40%
Net assets, end of period (000s omitted)	$96,143	$95,037	$95,213	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$21.84	$24.98	$24.59	$21.26	$17.18	$18.20
Net investment income (loss)	0.01 [1]	(0.01)[1]	(0.02)[1]	0.01	0.01	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.98	(0.32)	2.48	4.75	5.33	(0.76)

Total from investment operations	0.99	(0.33)	2.46	4.76	5.34	(0.77)
Distributions to shareholders from
Net realized gains	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)
Net asset value, end of period	$20.27	$21.84	$24.98	$24.59	$21.26	$17.18
Total return[2]	4.79%	(1.62)%	10.41%	23.92%	32.15%	(4.44)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.12%	1.11%	1.11%	1.10%	1.10%
Net expenses	1.10%	1.10%	1.09%	1.09%	1.07%	1.09%
Net investment income (loss)	0.06%	(0.03)%	(0.07)%	0.11%	0.01%	(0.05)%
Supplemental data
Portfolio turnover rate	18%	51%	38%	40%	30%	41%
Net assets, end of period (000s omitted)	$17,157	$18,050	$45,364	$24,871	$19,428	$19,044

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.16	$25.25	$24.77	$21.37	$17.23	$18.21
Net investment income	0.03 [1]	0.03	0.03	0.07 [1]	0.06 [1]	0.01
Net realized and unrealized gains (losses) on investments	1.00	(0.31)	2.52	4.76	5.34	(0.74)

Total from investment operations	1.03	(0.28)	2.55	4.83	5.40	(0.73)
Distributions to shareholders from
Net realized gains	(2.56)	(2.81)	(2.07)	(1.43)	(1.26)	(0.25)
Net asset value, end of period	$20.63	$22.16	$25.25	$24.77	$21.37	$17.23
Total return[2]	4.90%	(1.38)%	10.72%	24.14%	32.42%	(4.22)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.86%	0.85%	0.87%	0.88%	0.87%
Net expenses	0.85%	0.85%	0.85%	0.87%	0.88%	0.87%
Net investment income	0.30%	0.24%	0.14%	0.33%	0.28%	0.29%
Supplemental data
Portfolio turnover rate	18%	51%	38%	40%	30%	41%
Net assets, end of period (000s omitted)	$180,959	$226,729	$223,525	$197,453	$86,645	$16,475

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Common Stock Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $691,459 expiring in 2016.

As of September 30, 2015, the Fund had a qualified late-year ordinary loss of $1,267,133 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

22	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$167,131,010	$0	$0	$167,131,010
Consumer staples	17,928,826	0	0	17,928,826
Energy	77,509,010	0	0	77,509,010
Financials	239,718,476	0	0	239,718,476
Health care	134,287,704	0	0	134,287,704
Industrials	230,339,869	0	0	230,339,869
Information technology	237,686,408	0	0	237,686,408
Materials	65,492,918	0	0	65,492,918
Telecommunication services	18,459,323	0	0	18,459,323

Exchange-traded funds	24,807,703	0	0	24,807,703

Short-term investments
Investment companies	33,824,361	0	0	33,824,361

Investments measured at net asset value*				36,443,625
Total assets	$1,247,185,608	$0	$0	$1,283,629,233

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $36,443,625 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Common Stock Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A shares, 2.01% for Class B shares, 2.01% for Class C shares, 0.85% for Class R6 shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $3,193 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $226,752,307 and $357,230,895, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Common Stock Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Common Stock Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Common Stock Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Common Stock Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241828 05-16 SA229/SAR229 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Discovery Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Investor concerns about deflation and recession increased.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Discovery Fund for the six-month period that ended March 31, 2016. After a challenging summer in 2015, U.S. equity markets opened the period with strong gains in October and more modest gains in November before turning negative again in December and early in the new year. Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Following summer losses, stocks gained during the period.

Stock values recovered during October 2015 after dipping into correction territory—defined as a decline of 10% or more—during the second quarter of 2015. The source of investors’ enthusiasm for stocks was not immediately clear. During the month, durable goods and retail sales reports disappointed. The U.S. Bureau of Labor Statistics’ Employment Situation Summary, which had been trending favorably in prior months, was lackluster. Many observers suggested that the month’s strong gains simply represented a bounceback from the substantial selling during the summer.

Business, economic, and central-bank policy developments continued to have counterbalancing influences. For example, U.S. gross domestic product (GDP) grew at an annualized pace of 2.0% during the third quarter, a slowdown from the 3.9% pace of the second quarter, but the November Employment Situation Summary showed improvement compared with October. A stronger dollar and lower interest rates benefited consumer purchasing power even as they limited profits in other sectors, particularly among financial services companies. While domestic manufacturers performed well, exporters were challenged by a strong U.S. dollar and slowing economic activity in international markets.

In December 2015, the U.S. Federal Reserve (Fed) increased the federal funds rate for the first time since 2006. The Fed also expressed its intention to increase the rate several times during 2016. However, oil and natural gas prices remained under pressure, and the People’s Bank of China (PBOC) said it would guide the value of the renminbi lower against the dollar. After the start of the new year, economic data weakened. Fourth-quarter GDP initially was estimated at 0.7% by the U.S. Bureau of Economic Analysis. While it was later revised higher to 1.4%, the reading represented another quarter-over-quarter decline. Investor concerns about deflation and recession increased. During the first six weeks of the first quarter of 2016, U.S. equity markets posted their worst start to a calendar year on record.

Recessionary concerns were assuaged by central-bank resolve and improved economic data.

As economic data weakened and equity market volatility increased, the Fed signaled that future interest-rate increases likely would be more gradual than initially anticipated. In the eurozone, the European Central Bank (ECB) substantially strengthened its policy responses to slow economic growth by lowering its deposit facility interest rate to -0.40%, which encouraged financial centers to put their reserves to work in loans and investments rather keep them on deposit. The ECB also expanded its asset-purchase program to 80 billion euros per month and extended its term six months. In Japan, the central bank also implemented a negative interest-rate policy intended to spur lending and investment. In China, the PBOC lowered interest rates and bank reserve requirements to spur financial activity.

Letter to shareholders (unaudited)	Wells Fargo Discovery Fund	3

Economic data also turned more positive in the first quarter. U.S. employment data continued to improve. New orders for durable goods were higher, and retail sales advanced. Readings on manufacturing activity in the U.S., Europe, and China showed signs of strengthening. In response, equity investors bid up U.S. stock prices during the last six weeks of the quarter and major indexes ended the period with positive returns. For the six-month period that ended March 31, 2016, the Russell 2000® Index,1 a common small-cap stock index, gained 2.02%; the Russell Midcap® Index2 gained 5.94%; and the S&P 500 Index,3 a commonly referenced gauge of large-cap stock performance, gained 8.94%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Discovery Fund	Performance highlights (unaudited)

The Fund is closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA®

Michael T. Smith, CFA®

Chris Warner, CFA®

Average annual total returns (%) as of March 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFDAX)	7-31-2007	(16.40)	6.14	6.98	(11.30)	7.40	7.61	1.19	1.19
Class C (WDSCX)	7-31-2007	(12.95)	6.60	6.81	(11.95)	6.60	6.81	1.94	1.94
Class R6 (WFDRX)	6-28-2013	–	–	–	(10.92)	7.84	8.03	0.76	0.76
Administrator Class (WFDDX)	4-8-2005	–	–	–	(11.20)	7.52	7.76	1.11	1.11
Institutional Class (WFDSX)	8-31-2006	–	–	–	(10.96)	7.81	8.02	0.86	0.86
Russell 2500TM Growth Index[5]	–	–	–	–	(9.57)	8.77	7.00	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Discovery Fund	5

Ten largest holdings (%) as of March 31, 2016[6]
ServiceMaster Global Holdings Incorporated	2.60
CoStar Group Incorporated	2.35
Zayo Group Holdings Incorporated	2.22
Vail Resorts Incorporated	2.06
KAR Auction Services Incorporated	2.03
Aramark Corporation	2.00
Paycom Software Incorporated	1.97
Bright Horizons Family Solutions Incorporated	1.92
VCA Incorporated	1.91
Allegion plc	1.88

Sector distribution as of March 31, 2016[7]

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Class A and shares prior to their inception reflects the performance of the former Investor Class shares and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.22% for Class A, 1.97% for Class C, 0.84% for Class R6, 1.15% for Administrator Class and 0.89% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$974.00	$5.92	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class C
Actual	$1,000.00	$970.33	$9.61	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class R6
Actual	$1,000.00	$976.02	$3.80	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Administrator Class
Actual	$1,000.00	$974.28	$5.53	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65	1.12%
Institutional Class
Actual	$1,000.00	$975.98	$4.30	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39	0.87%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Discovery Fund	7

Security name	Shares	Value

Common Stocks: 98.79%

Consumer Discretionary: 21.38%

Auto Components: 1.32%
Gentherm Incorporated †	908,434	$37,781,770

Distributors: 1.11%
Pool Corporation	359,900	31,577,626

Diversified Consumer Services: 4.52%
Bright Horizons Family Solutions Incorporated †	846,297	54,823,120
ServiceMaster Global Holdings Incorporated †	1,967,578	74,138,339

		128,961,459

Hotels, Restaurants & Leisure: 5.47%
Aramark Corporation	1,728,700	57,254,544
Dave & Buster’s Entertainment Incorporated †	1,035,666	40,163,127
Vail Resorts Incorporated	440,100	58,841,370

		156,259,041

Leisure Products: 0.63%
Brunswick Corporation	374,500	17,968,510

Media: 1.67%
Cinemark Holdings Incorporated	1,327,451	47,562,569

Specialty Retail: 5.82%
Burlington Stores Incorporated †	377,200	21,213,728
Caleres Incorporated	960,542	27,173,733
Lithia Motors Incorporated Class A	368,318	32,165,211
The Michaels Companies Incorporated †	1,539,352	43,055,675
ULTA Salon, Cosmetics and Fragrance Incorporated †	220,200	42,661,548

		166,269,895

Textiles, Apparel & Luxury Goods: 0.84%
Columbia Sportswear Company	401,291	24,113,576

Consumer Staples: 1.45%

Beverages: 1.45%
Constellation Brands Incorporated Class A	274,257	41,437,490

Energy: 0.83%

Oil, Gas & Consumable Fuels: 0.83%
Diamondback Energy Incorporated †	307,165	23,706,995

Financials: 5.89%

Capital Markets: 3.90%
Evercore Partners Incorporated Class A	725,600	37,549,800
Raymond James Financial Incorporated	567,860	27,035,815
SEI Investments Company	1,085,999	46,752,257

		111,337,872

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Discovery Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development: 1.43%
CBRE Group Incorporated Class A †	1,415,300	$40,788,946

Thrifts & Mortgage Finance: 0.56%
LendingTree Incorporated †«	163,300	15,967,474

Health Care: 15.33%

Biotechnology: 2.97%
Alnylam Pharmaceuticals Incorporated †	301,363	18,916,556
bluebird bio Incorporated †«	246,000	10,455,000
Ligand Pharmaceuticals Incorporated †«	281,650	30,161,899
Prothena Corporation plc †«	223,923	9,216,671
Ultragenyx Pharmaceutical Incorporated †	253,700	16,061,747

		84,811,873

Health Care Equipment & Supplies: 7.33%
Align Technology Incorporated †	703,465	51,134,871
DexCom Incorporated †	527,873	35,847,855
Hologic Incorporated †	1,275,800	44,015,100
Integra LifeSciences Holdings Corporation	542,802	36,563,143
Nevro Corporation †«	390,248	21,955,352
Teleflex Incorporated	125,558	19,713,862

		209,230,183

Health Care Providers & Services: 2.99%
Amedisys Incorporated †	53,700	2,595,858
HealthEquity Incorporated †	1,146,102	28,274,336
VCA Incorporated †	945,413	54,540,876

		85,411,070

Life Sciences Tools & Services: 1.39%
Cambrex Corporation †	905,300	39,833,200

Pharmaceuticals: 0.65%
Intersect ENT Incorporated †	979,671	18,613,749

Industrials: 20.90%

Aerospace & Defense: 1.42%
Orbital ATK Incorporated	465,500	40,470,570

Airlines: 1.26%
Spirit Airlines Incorporated †	752,318	36,096,218

Building Products: 4.94%
A.O. Smith Corporation	642,600	49,036,806
Allegion plc	844,700	53,815,837
Masco Corporation	894,500	28,132,025
Masonite International Corporation †	154,600	10,048,551

		141,033,219

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Discovery Fund	9

Security name	Shares	Value

Commercial Services & Supplies: 2.03%
KAR Auction Services Incorporated	1,522,772	$58,078,524

Electrical Equipment: 1.28%
Acuity Brands Incorporated	168,096	36,668,461

Industrial Conglomerates: 1.44%
Carlisle Companies Incorporated	412,879	41,081,461

Machinery: 2.89%
Proto Labs Incorporated †«	342,464	26,400,550
WABCO Holdings Incorporated †	271,100	28,986,012
Wabtec Corporation	342,315	27,142,156

		82,528,718

Professional Services: 0.95%
TransUnion †	982,800	27,135,108

Road & Rail: 2.05%
J.B. Hunt Transport Services Incorporated	264,600	22,289,904
Old Dominion Freight Line Incorporated †	518,699	36,111,824

		58,401,728

Trading Companies & Distributors: 2.64%
Air Lease Corporation	859,400	27,603,928
HD Supply Holdings Incorporated †	1,442,477	47,702,714

		75,306,642

Information Technology: 26.87%

Communications Equipment: 1.18%
Harris Corporation	432,500	33,674,450

Electronic Equipment, Instruments & Components: 2.24%
Cognex Corporation	704,690	27,447,676
FLIR Systems Incorporated	1,110,100	36,577,795

		64,025,471

Internet Software & Services: 2.35%
CoStar Group Incorporated †	356,549	67,091,825

IT Services: 9.49%
Black Knight Financial Services Incorporated Class A †	494,849	15,355,164
Broadridge Financial Solutions Incorporated	827,400	49,073,094
EPAM Systems Incorporated †	692,496	51,708,676
Euronet Worldwide Incorporated †	710,150	52,629,217
Vantiv Incorporated Class A †	974,685	52,516,028
WEX Incorporated †	598,300	49,874,288

		271,156,467

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Discovery Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name		Shares	Value

Software: 11.61%
Fleetmatics Group plc †		396,228	$16,130,442
Guidewire Software Incorporated †		783,266	42,672,332
HubSpot Incorporated †		622,100	27,136,002
Imperva Incorporated †		530,066	26,768,333
Paycom Software Incorporated †		1,577,019	56,141,876
ServiceNow Incorporated †		650,000	39,767,000
Tableau Software Incorporated Class A †		488,266	22,396,761
Take-Two Interactive Software Incorporated †		1,360,400	51,246,268
Tyler Technologies Incorporated †		383,067	49,266,247

			331,525,261

Materials: 3.92%

Chemicals: 1.36%
Axalta Coating Systems Limited †		1,330,596	38,853,403

Construction Materials: 1.59%
Vulcan Materials Company		431,000	45,500,670

Containers & Packaging: 0.97%
Ball Corporation		386,100	27,525,069

Telecommunication Services: 2.22%

Diversified Telecommunication Services: 2.22%
Zayo Group Holdings Incorporated †		2,617,300	63,443,352

Total Common Stocks (Cost $2,458,257,500)			2,821,229,915

	Yield
Short-Term Investments: 3.84%

Investment Companies: 3.84%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43%	91,107,075	91,107,075
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44	18,560,131	18,560,131

Total Short-Term Investments (Cost $109,667,206)			109,667,206

Total investments in securities (Cost $2,567,924,706) *	102.63%	2,930,897,121
Other assets and liabilities, net	(2.63)	(74,998,280)

Total net assets	100.00%	$2,855,898,841

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,579,812,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$442,711,736
Gross unrealized losses	(91,626,824)

Net unrealized gains	$351,084,912

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Discovery Fund	11

Assets
Investments
In unaffiliated securities (including $89,189,434 of securities loaned), at value (cost $2,458,257,500)	$2,821,229,915
In affiliated securities, at value (cost $109,667,206)	109,667,206

Total investments, at value (cost $2,567,924,706)	2,930,897,121
Cash	101,364
Receivable for investments sold	45,987,119
Receivable for Fund shares sold	3,857,974
Receivable for dividends	1,291,558
Receivable for securities lending income	23,275
Prepaid expenses and other assets	42,567

Total assets	2,982,200,978

Liabilities
Payable for investments purchased	28,078,385
Payable for Fund shares redeemed	4,739,723
Payable upon receipt of securities loaned	91,107,075
Management fee payable	1,695,522
Distribution fee payable	33,956
Administration fees payable	330,939
Accrued expenses and other liabilities	316,537

Total liabilities	126,302,137

Total net assets	$2,855,898,841

NET ASSETS CONSIST OF
Paid-in capital	$2,717,680,273
Accumulated net investment loss	(23,082,245)
Accumulated net realized losses on investments	(201,671,602)
Net unrealized gains on investments	362,972,415

Total net assets	$2,855,898,841

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$695,174,563
Shares outstanding – Class A1	25,585,965
Net asset value per share – Class A	$27.17
Maximum offering price per share – Class A2	$28.83
Net assets – Class C	$54,417,699
Shares outstanding – Class C1	2,186,423
Net asset value per share – Class C	$24.89
Net assets – Class R6	$295,848,993
Shares outstanding – Class R6[1]	10,274,471
Net asset value per share – Class R6	$28.79
Net assets – Administrator Class	$474,696,152
Shares outstanding – Administrator Class[1]	17,043,475
Net asset value per share – Administrator Class	$27.85
Net assets – Institutional Class	$1,335,761,434
Shares outstanding – Institutional Class[1]	46,483,209
Net asset value per share – Institutional Class	$28.74

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Discovery Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Dividends	$7,456,255
Securities lending income, net	489,063
Income from affiliated securities	91,556

Total investment income	8,036,874

Expenses
Management fee	10,744,134
Administration fees
Class A	714,339
Class C	62,800
Class R6	43,554
Administrator Class	345,287
Institutional Class	885,703
Investor Class	118,301 [1]
Shareholder servicing fees
Class A	848,629
Class C	74,762
Administrator Class	662,921
Investor Class	90,688 [1]
Distribution fee
Class C	224,285
Custody and accounting fees	85,346
Professional fees	21,757
Registration fees	107,190
Shareholder report expenses	97,173
Trustees’ fees and expenses	12,338
Other fees and expenses	34,574

Total expenses	15,173,781
Less: Fee waivers and/or expense reimbursements	(7,060)

Net expenses	15,166,721

Net investment loss	(7,129,847)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(194,763,363)
Net change in unrealized gains (losses) on investments	118,285,596

Net realized and unrealized gains (losses) on investments	(76,477,767)

Net decrease in net assets resulting from operations	$(83,607,614)

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Discovery Fund	13

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment loss		$(7,129,847)		$(15,526,813)
Net realized gains (losses) on investments		(194,763,363)		275,982,733
Net change in unrealized gains (losses) on investments		118,285,596		(179,089,579)

Net increase (decrease) in net assets resulting from operations		(83,607,614)		81,366,341

Distributions to shareholders from
Net realized gains
Class A		(67,195,832)		(25,776,649)
Class C		(5,778,904)		(6,863,393)
Class R6		(23,478,672)		(17,262,427)
Administrator Class		(47,459,845)		(50,657,190)
Institutional Class		(114,235,168)		(106,198,751)
Investor Class		0 [1]		(47,364,646)

Total distributions to shareholders		(258,148,421)		(254,123,056)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,054,108	558,917,979	2,233,465	73,592,537
Class C	72,573	1,861,508	138,248	4,164,875
Class R6	1,903,906	57,674,289	2,308,430	80,634,658
Administrator Class	1,489,236	44,283,040	3,535,503	118,624,154
Institutional Class	3,546,576	103,904,457	9,758,577	338,209,673
Investor Class	55,579 [1]	1,728,387 [1]	1,282,386	42,218,844

		768,369,660		657,444,741

Reinvestment of distributions
Class A	2,330,577	65,162,950	794,342	24,513,393
Class C	183,951	4,722,020	192,115	5,525,235
Class R6	793,466	23,478,672	533,450	17,262,427
Administrator Class	1,650,358	47,282,773	1,597,396	50,349,928
Institutional Class	3,798,743	112,214,868	3,201,342	103,499,406
Investor Class	0 [1]	0 [1]	1,517,879	46,477,457

		252,861,283		247,627,846

Payment for shares redeemed
Class A	(4,466,854)	(122,857,991)	(3,720,446)	(122,265,640)
Class C	(434,927)	(11,303,277)	(750,393)	(22,961,276)
Class R6	(961,863)	(27,879,896)	(845,623)	(29,124,505)
Administrator Class	(4,563,546)	(126,569,907)	(7,503,991)	(251,365,044)
Institutional Class	(5,691,283)	(168,960,583)	(9,499,972)	(326,555,506)
Investor Class	(17,797,151)[1]	(549,387,039)[1]	(4,251,475)	(138,396,041)

		(1,006,958,693)		(890,668,012)

Net increase in net assets resulting from capital share transactions		14,272,250		14,404,575

Total decrease in net assets		(327,483,785)		(158,352,140)

Net assets
Beginning of period		3,183,382,626		3,341,734,766

End of period		$2,855,898,841		$3,183,382,626

Accumulated net investment loss		$(23,082,245)		$(15,952,398)

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$30.48	$32.35	$33.50	$26.89	$21.20	$20.71
Net investment loss	(0.09)[1]	(0.24)	(0.30)	(0.08)[1]	(0.14)[1]	(0.21)[1]
Net realized and unrealized gains (losses) on investments	(0.63)	0.96	1.36	8.14	6.82	0.70

Total from investment operations	(0.72)	0.72	1.06	8.06	6.68	0.49
Distributions to shareholders from
Net realized gains	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)	0.00
Net asset value, end of period	$27.17	$30.48	$32.35	$33.50	$26.89	$21.20
Total return[2]	(2.60)%	2.09%	3.15%	31.86%	32.05%	2.37%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.23%	1.25%	1.27%	1.29%	1.34%
Net expenses	1.20%	1.21%	1.22%	1.22%	1.22%	1.30%
Net investment loss	(0.63)%	(0.64)%	(0.95)%	(0.29)%	(0.53)%	(0.86)%
Supplemental data
Portfolio turnover rate	39%	87%	84%	86%	104%	111%
Net assets, end of period (000s omitted)	$695,175	$294,661	$335,221	$239,506	$114,882	$41,507

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$28.24	$30.37	$31.81	$25.79	$20.51	$20.19
Net investment loss	(0.18)[1]	(0.43)[1]	(0.35)	(0.30)[1]	(0.31)[1]	(0.38)[1]
Net realized and unrealized gains (losses) on investments	(0.58)	0.89	1.12	7.77	6.58	0.70

Total from investment operations	(0.76)	0.46	0.77	7.47	6.27	0.32
Distributions to shareholders from
Net realized gains	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)	0.00
Net asset value, end of period	$24.89	$28.24	$30.37	$31.81	$25.79	$20.51
Total return[2]	(2.97)%	1.35%	2.33%	30.89%	31.10%	1.59%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.98%	2.00%	2.02%	2.04%	2.09%
Net expenses	1.95%	1.96%	1.97%	1.97%	1.97%	2.07%
Net investment loss	(1.42)%	(1.39)%	(1.70)%	(1.08)%	(1.28)%	(1.62)%
Supplemental data
Portfolio turnover rate	39%	87%	84%	86%	104%	111%
Net assets, end of period (000s omitted)	$54,418	$66,772	$84,585	$48,768	$16,803	$5,205

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$32.08	$33.78	$34.73	$31.03
Net investment income (loss)	(0.04)	(0.07)	(0.17)	0.02 [2]
Net realized and unrealized gains (losses) on investments	(0.66)	0.96	1.43	3.68

Total from investment operations	(0.70)	0.89	1.26	3.70
Distributions to shareholders from
Net realized gains	(2.59)	(2.59)	(2.21)	0.00
Net asset value, end of period	$28.79	$32.08	$33.78	$34.73
Total return[3]	(2.40)%	2.53%	3.60%	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.77%	0.77%
Net expenses	0.77%	0.76%	0.77%	0.77%
Net investment income (loss)	(0.23)%	(0.21)%	(0.45)%	0.30%
Supplemental data
Portfolio turnover rate	39%	87%	84%	86%
Net assets, end of period (000s omitted)	$295,849	$273,941	$221,043	$28

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Discovery Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$31.17	$32.99	$34.08	$27.30	$21.50	$20.96
Net investment loss	(0.09)[1]	(0.20)	(0.27)[1]	(0.04)	(0.12)[1]	(0.20)
Net realized and unrealized gains (losses) on investments	(0.64)	0.97	1.39	8.27	6.91	0.74

Total from investment operations	(0.73)	0.77	1.12	8.23	6.79	0.54
Distributions to shareholders from
Net realized gains	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)	0.00
Net asset value, end of period	$27.85	$31.17	$32.99	$34.08	$27.30	$21.50
Total return[2]	(2.57)%	2.24%	3.25%	32.01%	32.12%	2.58%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.09%	1.08%	1.10%	1.13%	1.17%
Net expenses	1.12%	1.09%	1.08%	1.10%	1.13%	1.15%
Net investment loss	(0.59)%	(0.52)%	(0.81)%	(0.13)%	(0.45)%	(0.70)%
Supplemental data
Portfolio turnover rate	39%	87%	84%	86%	104%	111%
Net assets, end of period (000s omitted)	$474,696	$575,568	$687,537	$648,228	$478,673	$203,820

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$32.04	$33.76	$34.74	$27.73	$21.76	$21.17
Net investment income (loss)	(0.05)	(0.09)	(0.20)	0.01	(0.07)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.66)	0.96	1.43	8.45	7.03	0.73

Total from investment operations	(0.71)	0.87	1.23	8.46	6.96	0.59
Distributions to shareholders from
Net realized gains	(2.59)	(2.59)	(2.21)	(1.45)	(0.99)	0.00
Net asset value, end of period	$28.74	$32.04	$33.76	$34.74	$27.73	$21.76
Total return[1]	(2.40)%	2.47%	3.51%	32.36%	32.53%	2.79%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.82%	0.82%	0.84%	0.86%	0.91%
Net expenses	0.87%	0.82%	0.82%	0.84%	0.86%	0.90%
Net investment income (loss)	(0.33)%	(0.26)%	(0.54)%	0.11%	(0.19)%	(0.45)%
Supplemental data
Portfolio turnover rate	39%	87%	84%	86%	104%	111%
Net assets, end of period (000s omitted)	$1,335,761	$1,436,125	$1,396,603	$988,615	$524,506	$274,039

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Discovery Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Discovery Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2015, the Fund had a qualified late-year ordinary loss of $15,951,990 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$610,494,446	$0	$0	$610,494,446
Consumer staples	41,437,490	0	0	41,437,490
Energy	23,706,995	0	0	23,706,995
Financials	168,094,292	0	0	168,094,292
Health care	437,900,075	0	0	437,900,075
Industrials	596,800,649	0	0	596,800,649
Information technology	767,473,474	0	0	767,473,474
Materials	111,879,142	0	0	111,879,142
Telecommunication services	63,443,352	0	0	63,443,352

Short-term investments
Investment companies	18,560,131	0	0	18,560,131
Investments measured at net asset value*				91,107,075
Total assets	$2,839,790,046	$0	$0	$2,930,897,121

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $91,107,075 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

22	Wells Fargo Discovery Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 0.84% for Class R6 shares, 1.15% for Administrator Class shares, and 0.89% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2016, Funds Distributor received $1,429 from the sale of Class A shares and $481 in contingent deferred sales charges from redemptions of Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $1,147,398,519 and $1,359,080,032, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	23

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Discovery Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Discovery Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241829 05-16 SA230/SAR230 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Enterprise Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Enterprise Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Investor concerns about deflation and recession increased.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Enterprise Fund for the six-month period that ended March 31, 2016. After a challenging summer in 2015, U.S. equity markets opened the period with strong gains in October and more modest gains in November before turning negative again in December and early in the new year. Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Following summer losses, stocks gained during the period.

Stock values recovered during October 2015 after dipping into correction territory—defined as a decline of 10% or more—during the second quarter of 2015. The source of investors’ enthusiasm for stocks was not immediately clear. During the month, durable goods and retail sales reports disappointed. The U.S. Bureau of Labor Statistics’ Employment Situation Summary, which had been trending favorably in prior months, was lackluster. Many observers suggested that the month’s strong gains simply represented a bounceback from the substantial selling during the summer.

Business, economic, and central-bank policy developments continued to have counterbalancing influences. For example, U.S. gross domestic product (GDP) grew at an annualized pace of 2.0% during the third quarter, a slowdown from the 3.9% pace of the second quarter, but the November Employment Situation Summary showed improvement compared with October. A stronger dollar and lower interest rates benefited consumer purchasing power even as they limited profits in other sectors, particularly among financial services companies. While domestic manufacturers performed well, exporters were challenged by a strong U.S. dollar and slowing economic activity in international markets.

In December 2015, the U.S. Federal Reserve (Fed) increased the federal funds rate for the first time since 2006. The Fed also expressed its intention to increase the rate several times during 2016. However, oil and natural gas prices remained under pressure, and the People’s Bank of China (PBOC) said it would guide the value of the renminbi lower against the dollar. After the start of the new year, economic data weakened. Fourth-quarter GDP initially was estimated at 0.7% by the U.S. Bureau of Economic Analysis. While it was later revised higher to 1.4%, the reading represented another quarter-over-quarter decline. Investor concerns about deflation and recession increased. During the first six weeks of the first quarter of 2016, U.S. equity markets posted their worst start to a calendar year on record.

Recessionary concerns were assuaged by central-bank resolve and improved economic data.

As economic data weakened and equity market volatility increased, the Fed signaled that future interest-rate increases likely would be more gradual than initially anticipated. In the eurozone, the European Central Bank (ECB) substantially strengthened its policy responses to slow economic growth by lowering its deposit facility interest rate to -0.40%, which encouraged financial centers to put their reserves to work in loans and investments rather keep them on deposit. The ECB also expanded its asset-purchase program to 80 billion euros per month and extended its term six months. In Japan, the central bank also implemented a negative interest-rate policy intended to spur lending and investment. In China, the PBOC lowered interest rates and bank reserve requirements to spur financial activity.

Letter to shareholders (unaudited)	Wells Fargo Enterprise Fund	3

Economic data also turned more positive in the first quarter. U.S. employment data continued to improve. New orders for durable goods were higher, and retail sales advanced. Readings on manufacturing activity in the U.S., Europe, and China showed signs of strengthening. In response, equity investors bid up U.S. stock prices during the last six weeks of the quarter and major indexes ended the period with positive returns. For the six-month period that ended March 31, 2016, the Russell 2000® Index,1 a common small-cap stock index, gained 2.02%; the Russell Midcap® Index2 gained 5.94%; and the S&P 500 Index,3 a commonly referenced gauge of large-cap stock performance, gained 8.94%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA®

Michael T. Smith, CFA®

Chris Warner, CFA®

Average annual total returns (%) as of March 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	(16.52)	5.26	4.85	(11.43)	6.51	5.47	1.25	1.18
Class B (WENBX)*	8-26-2011	(17.08)	5.40	5.08	(12.08)	5.73	5.08	2.00	1.93
Class C (WENCX)	3-31-2008	(13.08)	5.73	4.69	(12.08)	5.73	4.69	2.00	1.93
Class R6 (WENRX)	10-31-2014	–	–	–	(11.08)	6.89	5.92	0.82	0.80
Administrator Class (SEPKX)	8-30-2002	–	–	–	(11.25)	6.63	5.65	1.17	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	(11.15)	6.87	5.91	0.92	0.85
Russell Midcap® Growth Index[4]	–	–	–	–	(4.75)	9.99	7.43	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Enterprise Fund	5

Ten largest holdings (%) as of March 31, 2016[5]
O’Reilly Automotive Incorporated	2.97
McGraw Hill Financial Incorporated	2.80
Constellation Brands Incorporated Class A	2.76
ServiceMaster Global Holdings Incorporated	2.26
Electronic Arts Incorporated	2.24
The Sherwin-Williams Company	2.24
CoStar Group Incorporated	2.12
Dr Pepper Snapple Group Incorporated	2.11
KAR Auction Services Incorporated	2.01
Zayo Group Holdings Incorporated	1.99

Sector distribution as of March 31, 2016[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$987.38	$5.86	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Class B
Actual	$1,000.00	$983.60	$9.57	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.35	$9.72	1.93%
Class C
Actual	$1,000.00	$983.85	$9.57	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.35	$9.72	1.93%
Class R6
Actual	$1,000.00	$989.42	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Administrator Class
Actual	$1,000.00	$988.11	$5.12	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Institutional Class
Actual	$1,000.00	$988.95	$4.23	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Enterprise Fund	7

Security name	Shares	Value

Common Stocks: 98.97%

Consumer Discretionary: 21.65%

Auto Components: 1.86%
Delphi Automotive plc	147,385	$11,056,823

Diversified Consumer Services: 2.26%
ServiceMaster Global Holdings Incorporated †	356,602	13,436,763

Hotels, Restaurants & Leisure: 4.79%
Aramark Corporation	309,659	10,255,906
Dave & Buster’s Entertainment Incorporated †	209,284	8,116,034
Vail Resorts Incorporated	75,517	10,096,623

		28,468,563

Internet & Catalog Retail: 0.51%
Ctrip.com International Limited ADR †«	68,600	3,036,236

Media: 1.17%
Cinemark Holdings Incorporated	193,500	6,933,105

Multiline Retail: 1.81%
Dollar General Corporation	126,000	10,785,600

Specialty Retail: 8.24%
Burlington Stores Incorporated †	52,700	2,963,848
Lithia Motors Incorporated Class A	63,200	5,519,256
O’Reilly Automotive Incorporated †	64,600	17,678,436
The Michaels Companies Incorporated †	285,600	7,988,232
Tractor Supply Company	84,200	7,616,732
ULTA Salon, Cosmetics and Fragrance Incorporated †	37,400	7,245,876

		49,012,380

Textiles, Apparel & Luxury Goods: 1.01%
Columbia Sportswear Company	47,381	2,847,124
Under Armour Incorporated Class A †«	37,200	3,155,676

		6,002,800

Consumer Staples: 6.59%

Beverages: 6.59%
Constellation Brands Incorporated Class A	108,600	16,408,374
Dr Pepper Snapple Group Incorporated	140,600	12,572,452
Monster Beverage Corporation †	76,600	10,216,908

		39,197,734

Energy: 0.61%

Oil, Gas & Consumable Fuels: 0.61%
Diamondback Energy Incorporated †	47,400	3,658,332

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Enterprise Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Financials: 8.58%

Capital Markets: 2.44%
Raymond James Financial Incorporated	115,600	$5,503,716
SEI Investments Company	209,200	9,006,060

		14,509,776

Diversified Financial Services: 4.38%
Intercontinental Exchange Incorporated	39,905	9,383,262
McGraw Hill Financial Incorporated	168,341	16,662,392

		26,045,654

Real Estate Management & Development: 1.76%
CBRE Group Incorporated Class A †	364,115	10,493,794

Health Care: 10.82%

Biotechnology: 2.17%
BioMarin Pharmaceutical Incorporated †	81,793	6,746,287
Incyte Corporation †	84,600	6,130,962

		12,877,249

Health Care Equipment & Supplies: 6.83%
Align Technology Incorporated †	111,700	8,119,473
Boston Scientific Corporation †	337,500	6,348,375
Edwards Lifesciences Corporation †	127,400	11,237,954
Intuitive Surgical Incorporated †	18,900	11,359,845
Teleflex Incorporated	22,772	3,575,432

		40,641,079

Health Care Providers & Services: 1.82%
VCA Incorporated †	187,800	10,834,182

Industrials: 16.94%

Aerospace & Defense: 1.39%
Orbital ATK Incorporated	94,800	8,241,912

Airlines: 1.61%
Delta Air Lines Incorporated	63,900	3,110,652
Spirit Airlines Incorporated †	134,300	6,443,714

		9,554,366

Building Products: 3.25%
Allegion plc	161,400	10,282,794
Masco Corporation	288,100	9,060,745

		19,343,539

Commercial Services & Supplies: 2.01%
KAR Auction Services Incorporated	313,179	11,944,647

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Enterprise Fund	9

Security name	Shares	Value

Electrical Equipment: 1.10%
Acuity Brands Incorporated	29,934	$6,529,803

Industrial Conglomerates: 1.38%
Carlisle Companies Incorporated	82,733	8,231,934

Professional Services: 2.51%
TransUnion †	201,200	5,555,132
Verisk Analytics Incorporated Class A †	117,500	9,390,600

		14,945,732

Road & Rail: 2.30%
J.B. Hunt Transport Services Incorporated	90,200	7,598,448
Old Dominion Freight Line Incorporated †	87,400	6,084,788

		13,683,236

Trading Companies & Distributors: 1.39%
HD Supply Holdings Incorporated †	249,600	8,254,272

Information Technology: 25.79%

Communications Equipment: 2.62%
Harris Corporation	94,400	7,349,984
Palo Alto Networks Incorporated †	50,491	8,237,102

		15,587,086

Electronic Equipment, Instruments & Components: 1.22%
FLIR Systems Incorporated	219,500	7,232,525

Internet Software & Services: 2.63%
CoStar Group Incorporated †	66,843	12,577,847
LinkedIn Corporation Class A †	26,800	3,064,580

		15,642,427

IT Services: 9.55%
Alliance Data Systems Corporation †	50,950	11,209,000
Broadridge Financial Solutions Incorporated	158,253	9,385,985
EPAM Systems Incorporated †	100,219	7,483,353
Euronet Worldwide Incorporated †	68,100	5,046,891
Fidelity National Information Services Incorporated	110,600	7,002,086
Vantiv Incorporated Class A †	165,281	8,905,340
WEX Incorporated †	93,200	7,769,152

		56,801,807

Semiconductors & Semiconductor Equipment: 1.88%
Broadcom Limited	44,400	6,859,800
NXP Semiconductors NV †	53,300	4,321,031

		11,180,831

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Enterprise Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name		Shares	Value

Software: 7.89%
Electronic Arts Incorporated †		201,800	$13,340,998
Paycom Software Incorporated †		309,257	11,009,549
ServiceNow Incorporated †		168,450	10,305,771
Tableau Software Incorporated Class A †		99,482	4,563,239
Tyler Technologies Incorporated †		59,700	7,678,017

			46,897,574

Materials: 4.76%

Chemicals: 2.23%
The Sherwin-Williams Company		46,700	13,294,089

Construction Materials: 1.57%
Vulcan Materials Company		88,200	9,311,274

Containers & Packaging: 0.96%
Ball Corporation		80,300	5,724,587

Telecommunication Services: 3.23%

Diversified Telecommunication Services: 3.23%
SBA Communications Corporation Class A †		73,280	7,340,458
Zayo Group Holdings Incorporated †		488,900	11,850,936

			19,191,394

Total Common Stocks (Cost $512,917,945)			588,583,105

	Yield
Short-Term Investments: 2.02%

Investment Companies: 2.02%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43%	3,694,600	3,694,600
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44	8,295,891	8,295,891

Total Short-Term Investments (Cost $11,990,491)			11,990,491

Total investments in securities (Cost $524,908,436) *	100.99%	600,573,596
Other assets and liabilities, net	(0.99)	(5,889,141)

Total net assets	100.00%	$594,684,455

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $525,978,694 and unrealized gains (losses) consists of:

Gross unrealized gains	$92,980,730
Gross unrealized losses	(18,385,828)

Net unrealized gains	$74,594,902

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Enterprise Fund	11

Assets
Investments
In unaffiliated securities (including $3,615,922 of securities loaned), at value (cost $512,917,945)	$588,583,105
In affiliated securities, at value (cost $11,990,491)	11,990,491

Total investments, at value (cost $524,908,436)	600,573,596
Cash	19,368
Receivable for investments sold	6,558,039
Receivable for Fund shares sold	48,064
Receivable for dividends	325,114
Receivable for securities lending income	1,375
Prepaid expenses and other assets	110,289

Total assets	607,635,845

Liabilities
Payable for investments purchased	8,302,649
Payable for Fund shares redeemed	331,762
Payable upon receipt of securities loaned	3,694,600
Management fee payable	325,377
Distribution fees payable	5,741
Administration fees payable	98,721
Accrued expenses and other liabilities	192,540

Total liabilities	12,951,390

Total net assets	$594,684,455

NET ASSETS CONSIST OF
Paid-in capital	$551,417,083
Accumulated net investment loss	(5,888,319)
Accumulated net realized losses on investments	(26,509,469)
Net unrealized gains on investments	75,665,160

Total net assets	$594,684,455

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$518,321,098
Shares outstanding – Class A1	13,592,586
Net asset value per share – Class A	$38.13
Maximum offering price per share – Class A2	$40.46
Net assets – Class B	$566,931
Shares outstanding – Class B1	16,254
Net asset value per share – Class B	$34.88
Net assets – Class C	$8,656,885
Shares outstanding – Class C1	248,137
Net asset value per share – Class C	$34.89
Net assets – Class R6	$2,057,573
Shares outstanding – Class R6[1]	49,979
Net asset value per share – Class R6	$41.17
Net assets – Administrator Class	$4,360,250
Shares outstanding – Administrator Class[1]	109,497
Net asset value per share – Administrator Class	$39.82
Net assets – Institutional Class	$60,721,718
Shares outstanding – Institutional Class[1]	1,476,172
Net asset value per share – Institutional Class	$41.13

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Enterprise Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Dividends	$1,920,132
Securities lending income, net	75,851
Income from affiliated securities	8,423

Total investment income	2,004,406

Expenses
Management fee	2,322,791
Administration fees
Class A	535,753
Class B	741
Class C	9,539
Class R6	194
Administrator Class	2,202
Institutional Class	47,588
Investor Class	40,967 [1]
Shareholder servicing fees
Class A	637,586
Class B	882
Class C	11,356
Administrator Class	2,897
Investor Class	31,778 [1]
Distribution fees
Class B	2,647
Class C	34,069
Custody and accounting fees	30,845
Professional fees	21,193
Registration fees	53,786
Shareholder report expenses	48,365
Trustees’ fees and expenses	7,536
Other fees and expenses	9,818

Total expenses	3,852,533
Less: Fee waivers and/or expense reimbursements	(255,052)

Net expenses	3,597,481

Net investment loss	(1,593,075)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(25,604,184)
Net change in unrealized gains (losses) on investments	19,543,771

Net realized and unrealized gains (losses) on investments	(6,060,413)

Net decrease in net assets resulting from operations	$(7,653,488)

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Enterprise Fund	13

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment loss		$(1,593,075)		$(4,456,476)
Net realized gains (losses) on investments		(25,604,184)		60,042,406
Net change in unrealized gains (losses) on investments		19,543,771		(53,364,165)

Net increase (decrease) in net assets resulting from operations		(7,653,488)		2,221,765

Distributions to shareholders from
Net realized gains
Class A		(43,636,386)		(50,757,257)
Class B		(61,455)		(181,113)
Class C		(809,467)		(1,277,712)
Class R6		(148,611)		(2,811)[1]
Administrator Class		(262,668)		(5,027,746)
Institutional Class		(5,679,281)		(8,785,678)
Investor Class		0 [2]		(24,434,273)

Total distributions to shareholders		(50,597,868)		(90,466,590)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,450,840	194,277,615	125,100	5,768,841
Class B	0	0	115	5,022
Class C	13,593	489,894	29,071	1,259,547
Class R6	48,238	2,270,219	475 [1]	25,000 [1]
Administrator Class	39,249	1,504,036	127,718	6,003,464
Institutional Class	143,051	6,044,321	876,223	41,657,557
Investor Class	4,864 [2]	207,062 [2]	229,245	10,496,364

		204,793,147		65,215,795

Reinvestment of distributions
Class A	1,043,906	41,244,747	1,085,457	47,076,276
Class B	1,650	59,782	4,370	176,274
Class C	21,345	773,309	30,217	1,219,238
Class R6	3,488	148,611	61 [1]	2,811 [1]
Administrator Class	6,238	257,327	111,310	5,012,290
Institutional Class	120,020	5,110,433	126,526	5,860,663
Investor Class	0 [2]	0 [2]	557,032	23,740,725

		47,594,209		83,088,277

Payment for shares redeemed
Class A	(749,731)	(29,286,929)	(1,083,157)	(49,981,902)
Class B	(8,274)	(311,460)	(17,274)	(754,198)
Class C	(29,316)	(1,020,094)	(31,076)	(1,334,211)
Class R6	(2,283)	(93,651)	0 [1]	0 [1]
Administrator Class	(17,271)	(713,059)	(1,061,267)	(49,413,536)
Institutional Class	(731,886)	(31,500,413)	(570,369)	(28,005,911)
Investor Class	(4,428,901)[2]	(190,508,618)[2]	(559,225)	(25,524,047)

		(253,434,224)		(155,013,805)

Net decrease in net assets resulting from capital share transactions		(1,046,868)		(6,709,733)

Total decrease in net assets		(59,298,224)		(94,954,558)

Net assets
Beginning of period		653,982,679		748,937,237

End of period		$594,684,455		$653,982,679

Accumulated net investment loss		$(5,888,319)		$(4,295,244)

[1]	For the period from October 31, 2014 (commencement of class operations) to September 30, 2015

[2]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$41.90	$47.93	$49.54	$37.67	$29.10	$30.21
Net investment income (loss)	(0.10)[1]	(0.29)	(0.43)[1]	0.01 [1]	(0.18)	(0.17)[1]
Net realized and unrealized gains (losses) on investments	(0.31)	0.18	3.00	11.86	8.75	(0.94)

Total from investment operations	(0.41)	(0.11)	2.57	11.87	8.57	(1.11)
Distributions to shareholders from
Net realized gains	(3.36)	(5.92)	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$38.13	$41.90	$47.93	$49.54	$37.67	$29.10
Total return[2]	(1.26)%	(0.67)%	5.27%	31.55%	29.46%	(3.71)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.29%	1.29%	1.30%	1.29%	1.34%
Net expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	(0.51)%	(0.60)%	(0.87)%	0.01%	(0.49)%	(0.51)%
Supplemental data
Portfolio turnover rate	52%	101%	98%	91%	102%	104%
Net assets, end of period (000s omitted)	$518,321	$370,743	$417,971	$427,860	$359,068	$307,735

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$38.75	$45.06	$47.14	$36.11	$28.10	$29.17
Net investment loss	(0.24)[2]	(0.58)[2]	(0.76)[2]	(0.27)[2]	(0.42)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	(0.27)	0.19	2.86	11.30	8.43	(1.03)

Total from investment operations	(0.51)	(0.39)	2.10	11.03	8.01	(1.07)
Distributions to shareholders from
Net realized gains	(3.36)	(5.92)	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$34.88	$38.75	$45.06	$47.14	$36.11	$28.10
Total return[3]	(1.64)%	(1.38)%	4.46%	30.55%	28.51%	(3.67)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.04%	2.04%	2.05%	2.04%	2.09%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.31)%	(1.34)%	(1.63)%	(0.68)%	(1.25)%	(1.26)%
Supplemental data
Portfolio turnover rate	52%	101%	98%	91%	102%	104%
Net assets, end of period (000s omitted)	$567	$886	$1,607	$2,723	$3,235	$4,695

[1]	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$38.75	$45.07	$47.14	$36.11	$28.10	$29.39
Net investment loss	(0.23)[1]	(0.59)[1]	(0.75)[1]	(0.29)[1]	(0.42)[1]	(0.44)[1]
Net realized and unrealized gains (losses) on investments	(0.27)	0.19	2.86	11.32	8.43	(0.85)

Total from investment operations	(0.50)	(0.40)	2.11	11.03	8.01	(1.29)
Distributions to shareholders from
Net realized gains	(3.36)	(5.92)	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$34.89	$38.75	$45.07	$47.14	$36.11	$28.10
Total return[2]	(1.61)%	(1.41)%	4.49%	30.55%	28.51%	(4.39)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.04%	2.04%	2.05%	2.04%	2.09%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.97%
Net investment loss	(1.29)%	(1.36)%	(1.62)%	(0.72)%	(1.24)%	(1.35)%
Supplemental data
Portfolio turnover rate	52%	101%	98%	91%	102%	104%
Net assets, end of period (000s omitted)	$8,657	$9,399	$9,658	$8,483	$7,508	$6,428

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	17

(For a share outstanding throughout each period)

CLASS R6	Six months ended March 31, 2016 (unaudited)	Year ended September 30, 2015[1]
Net asset value, beginning of period	$44.89	$52.65
Net investment loss	(0.02)[2]	(0.08)
Net realized and unrealized gains (losses) on investments	(0.34)	(1.76)

Total from investment operations	(0.36)	(1.84)
Distributions to shareholders from
Net realized gains	(3.36)	(5.92)
Net asset value, end of period	$41.17	$44.89
Total return[3]	(1.06)%	(3.84)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.81%
Net expenses	0.80%	0.80%
Net investment loss	(0.12)%	(0.19)%
Supplemental data
Portfolio turnover rate	52%	101%
Net assets, end of period (000s omitted)	$2,058	$24

[1]	For the period from October 31, 2014 (commencement of class operations) to September 30, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$43.58	$49.54	$51.03	$38.77	$29.93	$31.03
Net investment income (loss)	(0.08)[1]	(0.23)[1]	(0.37)[1]	0.02 [1]	(0.16)[1]	(0.24)
Net realized and unrealized gains (losses) on investments	(0.32)	0.19	3.06	12.24	9.00	(0.86)

Total from investment operations	(0.40)	(0.04)	2.69	12.26	8.84	(1.10)
Distributions to shareholders from
Net realized gains	(3.36)	(5.92)	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$39.82	$43.58	$49.54	$51.03	$38.77	$29.93
Total return[2]	(1.19)%	(0.46)%	5.33%	31.62%	29.54%	(3.54)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.12%	1.13%	1.12%	1.17%
Net expenses	1.03%	1.07%	1.09%	1.11%	1.12%	1.15%
Net investment income (loss)	(0.37)%	(0.47)%	(0.74)%	0.05%	(0.46)%	(0.62)%
Supplemental data
Portfolio turnover rate	52%	101%	98%	91%	102%	104%
Net assets, end of period (000s omitted)	$4,360	$3,542	$44,760	$10,046	$6,757	$22,811

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$44.87	$50.77	$52.07	$39.46	$30.38	$31.42
Net investment income (loss)	(0.05)[1]	(0.13)[1]	(0.28)[1]	0.18 [1]	(0.06)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	(0.33)	0.15	3.16	12.43	9.14	(0.91)

Total from investment operations	(0.38)	0.02	2.88	12.61	9.08	(1.04)
Distributions to shareholders from
Net realized gains	(3.36)	(5.92)	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$41.13	$44.87	$50.77	$52.07	$39.46	$30.38
Total return[2]	(1.11)%	(0.32)%	5.61%	31.96%	29.89%	(3.31)%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.88%	0.86%	0.87%	0.86%	0.90%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.89%
Net investment income (loss)	(0.22)%	(0.27)%	(0.54)%	0.41%	(0.17)%	(0.37)%
Supplemental data
Portfolio turnover rate	52%	101%	98%	91%	102%	104%
Net assets, end of period (000s omitted)	$60,722	$87,279	$76,790	$81,021	$93,367	$121,618

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2015, the Fund had a qualified late-year ordinary loss of $4,272,398 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$128,732,270	$0	$0	$128,732,270
Consumer staples	39,197,734	0	0	39,197,734
Energy	3,658,332	0	0	3,658,332
Financials	51,049,224	0	0	51,049,224
Health care	64,352,510	0	0	64,352,510
Industrials	100,729,441	0	0	100,729,441
Information technology	153,342,250	0	0	153,342,250
Materials	28,329,950	0	0	28,329,950
Telecommunication services	19,191,394	0	0	19,191,394

Short-term investments
Investment companies	8,295,891	0	0	8,295,891
Investments measured at net asset value*				3,694,600
Total assets	$596,878,996	$0	$0	$600,573,596

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,694,600 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares, 0.80% for Class R6 shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $2,037 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class A.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $325,629,358 and $375,293,503, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Enterprise Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Enterprise Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Enterprise Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Enterprise Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241830 05-16 SA231/SAR231 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Opportunity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Investor concerns about deflation and recession increased.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Opportunity Fund for the six-month period that ended March 31, 2016. After a challenging summer in 2015, U.S. equity markets opened the period with strong gains in October and more modest gains in November before turning negative again in December and early in the new year. Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Following summer losses, stocks gained during the period.

Stock values recovered during October 2015 after dipping into correction territory—defined as a decline of 10% or more—during the second quarter of 2015. The source of investors’ enthusiasm for stocks was not immediately clear. During the month, durable goods and retail sales reports disappointed. The U.S. Bureau of Labor Statistics’ Employment Situation Summary, which had been trending favorably in prior months, was lackluster. Many observers suggested that the month’s strong gains simply represented a bounceback from the substantial selling during the summer.

Business, economic, and central-bank policy developments continued to have counterbalancing influences. For example, U.S. gross domestic product (GDP) grew at an annualized pace of 2.0% during the third quarter, a slowdown from the 3.9% pace of the second quarter, but the November Employment Situation Summary showed improvement compared with October. A stronger dollar and lower interest rates benefited consumer purchasing power even as they limited profits in other sectors, particularly among financial services companies. While domestic manufacturers performed well, exporters were challenged by a strong U.S. dollar and slowing economic activity in international markets.

In December 2015, the U.S. Federal Reserve (Fed) increased the federal funds rate for the first time since 2006. The Fed also expressed its intention to increase the rate several times during 2016. However, oil and natural gas prices remained under pressure, and the People’s Bank of China (PBOC) said it would guide the value of the renminbi lower against the dollar. After the start of the new year, economic data weakened. Fourth-quarter GDP initially was estimated at 0.7% by the U.S. Bureau of Economic Analysis. While it was later revised higher to 1.4%, the reading represented another quarter-over-quarter decline. Investor concerns about deflation and recession increased. During the first six weeks of the first quarter of 2016, U.S. equity markets posted their worst start to a calendar year on record.

Recessionary concerns were assuaged by central-bank resolve and improved economic data.

As economic data weakened and equity market volatility increased, the Fed signaled that future interest-rate increases likely would be more gradual than initially anticipated. In the eurozone, the European Central Bank (ECB) substantially strengthened its policy responses to slow economic growth by lowering its deposit facility interest rate to -0.40%, which encouraged financial centers to put their reserves to work in loans and investments rather keep them on deposit. The ECB also expanded its asset-purchase program to 80 billion euros per month and extended its term six months. In Japan, the central bank also implemented a negative interest-rate policy intended to spur lending and investment. In China, the PBOC lowered interest rates and bank reserve requirements to spur financial activity.

Letter to shareholders (unaudited)	Wells Fargo Opportunity Fund	3

Economic data also turned more positive in the first quarter. U.S. employment data continued to improve. New orders for durable goods were higher, and retail sales advanced. Readings on manufacturing activity in the U.S., Europe, and China showed signs of strengthening. In response, equity investors bid up U.S. stock prices during the last six weeks of the quarter and major indexes ended the period with positive returns. For the six-month period that ended March 31, 2016, the Russell 2000® Index,1 a common small-cap stock index, gained 2.02%; the Russell Midcap® Index2 gained 5.94%; and the S&P 500 Index,3 a commonly referenced gauge of large-cap stock performance, gained 8.94%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns (%) as of March 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	(10.25)	5.78	5.34	(4.78)	7.04	5.97	1.20	1.20
Class B (SOPBX)*	8-26-2011	(10.48)	5.92	5.34	(5.48)	6.24	5.34	1.95	1.95
Class C (WOFPX)	3-31-2008	(6.49)	6.24	5.18	(5.49)	6.24	5.18	1.95	1.95
Administrator Class (WOFDX)	8-30-2002	–	–	–	(4.57)	7.28	6.22	1.12	1.00
Institutional Class (WOFNX)	7-30-2010	–	–	–	(4.36)	7.54	6.36	0.87	0.75
Russell 3000® Index[4]	–	–	–	–	(0.34)	11.01	6.90	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Opportunity Fund	5

Ten largest holdings (%) as of March 31, 2016[5]
Alphabet Incorporated Class C	2.71
Apple Incorporated	2.65
Medtronic plc	2.37
Bio-Rad Laboratories Incorporated Class A	2.04
American International Group Incorporated	1.83
Citigroup Incorporated	1.69
Chubb Limited	1.68
Broadcom Limited	1.68
PPG Industries Incorporated	1.65
Tyco International plc	1.57

Sector distribution as of March 31, 2016[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A, 1.96% for Class B, 1.96% for Class C, 1.00% for Administrator Class, and 0.75% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,058.78	$6.23	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.11	1.21%
Class B
Actual	$1,000.00	$1,054.76	$9.97	1.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.30	$9.77	1.94%
Class C
Actual	$1,000.00	$1,054.82	$10.07	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.20	$9.87	1.96%
Administrator Class
Actual	$1,000.00	$1,059.60	$5.15	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Class
Actual	$1,000.00	$1,060.91	$3.86	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 99.48%

Consumer Discretionary: 16.06%

Auto Components: 1.00%
Johnson Controls Incorporated	434,999	$16,951,911

Hotels, Restaurants & Leisure: 1.61%
Chipotle Mexican Grill Incorporated †	27,744	13,066,592
McDonald’s Corporation	111,900	14,063,592

		27,130,184

Household Durables: 1.40%
Harman International Industries Incorporated	264,399	23,542,087

Media: 4.98%
Comcast Corporation Class A	422,811	25,825,296
Discovery Communications Incorporated Class C †	553,868	14,954,436
Omnicom Group Incorporated	212,246	17,665,235
Twenty-First Century Fox Incorporated Class B	904,618	25,510,228

		83,955,195

Multiline Retail: 3.81%
Dollar General Corporation	299,142	25,606,555
Nordstrom Incorporated «	323,235	18,492,274
Target Corporation	245,698	20,216,031

		64,314,860

Specialty Retail: 2.18%
Dick’s Sporting Goods Incorporated	369,848	17,290,394
Lowe’s Companies Incorporated	256,725	19,446,919

		36,737,313

Textiles, Apparel & Luxury Goods: 1.08%
Ralph Lauren Corporation	189,101	18,202,862

Consumer Staples: 6.40%

Food & Staples Retailing: 1.12%
The Kroger Company	492,220	18,827,415

Food Products: 2.70%
Mead Johnson Nutrition Company	269,434	22,893,807
The Hershey Company	245,018	22,563,708

		45,457,515

Household Products: 1.23%
Church & Dwight Company Incorporated	225,360	20,773,685

Personal Products: 1.35%
The Estee Lauder Companies Incorporated Class A	241,788	22,803,026

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Opportunity Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Energy: 7.96%

Energy Equipment & Services: 2.16%
Halliburton Company	542,480	$19,377,386
Weatherford International plc †	2,191,060	17,046,447

		36,423,833

Oil, Gas & Consumable Fuels: 5.80%
Concho Resources Incorporated †	178,514	18,037,055
EOG Resources Incorporated	328,502	23,842,675
Newfield Exploration Company †	595,929	19,814,639
Pioneer Natural Resources Company	173,187	24,374,338
Range Resources Corporation «	362,701	11,744,258

		97,812,965

Financials: 13.34%

Banks: 3.87%
Citigroup Incorporated	681,051	28,433,879
PNC Financial Services Group Incorporated	307,827	26,032,929
Regions Financial Corporation	1,365,607	10,720,015

		65,186,823

Capital Markets: 1.81%
E*TRADE Financial Corporation †	419,569	10,275,245
TD Ameritrade Holding Corporation	644,006	20,305,509

		30,580,754

Insurance: 6.10%
American International Group Incorporated	571,841	30,908,006
Chubb Limited	237,778	28,331,249
The Progressive Corporation	572,659	20,123,237
Willis Towers Watson plc	198,787	23,588,065

		102,950,557

REITs: 1.56%
American Tower Corporation	256,266	26,233,950

Health Care: 12.64%

Health Care Equipment & Supplies: 3.30%
Medtronic plc	533,681	40,026,075
Zimmer Holdings Incorporated	146,304	15,600,396

		55,626,471

Health Care Providers & Services: 2.10%
Cigna Corporation	150,859	20,703,889
Patterson Companies Incorporated	318,002	14,796,633

		35,500,522

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Opportunity Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 4.73%
Agilent Technologies Incorporated	513,432	$20,460,265
Bio-Rad Laboratories Incorporated Class A †	251,825	34,429,514
Thermo Fisher Scientific Incorporated	175,477	24,845,788

		79,735,567

Pharmaceuticals: 2.51%
Merck & Company Incorporated	429,005	22,698,655
Novartis AG ADR	269,983	19,557,569

		42,256,224

Industrials: 14.45%

Aerospace & Defense: 3.72%
B/E Aerospace Incorporated	508,537	23,453,726
BWX Technologies Incorporated	570,350	19,140,946
United Technologies Corporation	201,335	20,153,634

		62,748,306

Airlines: 1.43%
United Continental Holdings Incorporated †	401,221	24,017,089

Commercial Services & Supplies: 2.92%
Republic Services Incorporated	478,825	22,816,011
Tyco International plc	720,093	26,434,614

		49,250,625

Electrical Equipment: 2.47%
Babcock & Wilcox Enterprises Incorporated †	881,232	18,858,365
Regal-Beloit Corporation	360,426	22,739,276

		41,597,641

Machinery: 0.81%
Colfax Corporation †	479,050	13,696,040

Road & Rail: 3.10%
Canadian Pacific Railway Limited	69,189	9,180,688
Hertz Global Holdings Incorporated †	2,056,028	21,649,975
J.B. Hunt Transport Services Incorporated	255,214	21,499,227

		52,329,890

Information Technology: 23.53%

Electronic Equipment, Instruments & Components: 2.83%
Amphenol Corporation Class A	403,201	23,313,082
TE Connectivity Limited	395,427	24,484,840

		47,797,922

Internet Software & Services: 2.71%
Alphabet Incorporated Class C †	61,244	45,623,718

IT Services: 5.23%
Alliance Data Systems Corporation †	106,452	23,419,440
Cognizant Technology Solutions Corporation Class A †	296,830	18,611,241
Global Payments Incorporated	386,409	25,232,508
MasterCard Incorporated Class A	221,330	20,915,685

		88,178,874

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Opportunity Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 3.68%
ARM Holdings plc		1,021,651	$14,878,883
Broadcom Limited		183,270	28,315,215
Texas Instruments Incorporated		328,654	18,871,313

			62,065,411

Software: 6.43%
Check Point Software Technologies Limited «†		260,096	22,750,596
Citrix Systems Incorporated †		255,337	20,064,381
Oracle Corporation		558,558	22,850,608
Red Hat Incorporated †		306,399	22,829,789
Salesforce.com Incorporated †		270,795	19,992,795

			108,488,169

Technology Hardware, Storage & Peripherals: 2.65%
Apple Incorporated		409,378	44,618,108

Materials: 5.10%

Chemicals: 2.73%
PPG Industries Incorporated		249,163	27,779,183
Praxair Incorporated		159,230	18,223,874

			46,003,057

Containers & Packaging: 1.17%
Crown Holdings Incorporated †		398,126	19,743,068

Metals & Mining: 1.20%
Steel Dynamics Incorporated		895,906	20,166,845

Total Common Stocks (Cost $1,282,702,971)			1,677,328,482

	Yield
Short-Term Investments: 3.42%

Investment Companies: 3.42%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43%	50,610,238	50,610,238
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44	7,064,811	7,064,811

Total Short-Term Investments (Cost $57,675,049)			57,675,049

Total investments in securities (Cost $1,340,378,020) *	102.90%	1,735,003,531
Other assets and liabilities, net	(2.90)	(48,839,995)

Total net assets	100.00%	$1,686,163,536

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,345,070,180 and unrealized gains (losses) consists of:

Gross unrealized gains	$448,150,152
Gross unrealized losses	(58,216,801)

Net unrealized gains	$389,933,351

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Opportunity Fund	11

Assets
Investments
In unaffiliated securities (including $49,472,203 of securities loaned), at value (cost $1,282,702,971)	$1,677,328,482
In affiliated securities, at value (cost $57,675,049)	57,675,049

Total investments, at value (cost $1,340,378,020)	1,735,003,531
Receivable for investments sold	1,483,537
Receivable for Fund shares sold	52,493
Receivable for dividends	2,805,470
Receivable for securities lending income	31,794
Prepaid expenses and other assets	78,347

Total assets	1,739,455,172

Liabilities
Payable for Fund shares redeemed	805,021
Payable upon receipt of securities loaned	50,610,238
Management fee payable	984,699
Distribution fees payable	24,049
Administration fees payable	277,967
Accrued expenses and other liabilities	589,662

Total liabilities	53,291,636

Total net assets	$1,686,163,536

NET ASSETS CONSIST OF
Paid-in capital	$1,262,777,231
Undistributed net investment income	5,120,015
Accumulated net realized gains on investments	23,640,699
Net unrealized gains on investments	394,625,591

Total net assets	$1,686,163,536

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,414,014,933
Shares outstanding – Class A1	35,882,496
Net asset value per share – Class A	$39.41
Maximum offering price per share – Class A2	$41.81
Net assets – Class B	$2,645,911
Shares outstanding – Class B1	69,674
Net asset value per share – Class B	$37.98
Net assets – Class C	$35,717,249
Shares outstanding – Class C1	945,242
Net asset value per share – Class C	$37.79
Net assets – Administrator Class	$221,898,945
Shares outstanding – Administrator Class[1]	5,252,130
Net asset value per share – Administrator Class	$42.25
Net assets – Institutional Class	$11,886,498
Shares outstanding – Institutional Class[1]	277,379
Net asset value per share – Institutional Class	$42.85

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Opportunity Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $117,254)	$15,285,527
Securities lending income, net	93,281
Income from affiliated securities	20,749

Total investment income	15,399,557

Expenses
Management fee	6,076,445
Administration fees
Class A	1,326,092
Class B	3,223
Class C	38,068
Administrator Class	143,735
Institutional Class	7,762
Investor Class	235,543	[1]
Shareholder servicing fees
Class A	1,578,146
Class B	3,636
Class C	45,319
Administrator Class	275,748
Investor Class	183,109	[1]
Distribution fees
Class B	11,510
Class C	135,956
Custody and accounting fees	46,381
Professional fees	25,980
Registration fees	44,972
Shareholder report expenses	78,855
Trustees’ fees and expenses	8,186
Other fees and expenses	17,154

Total expenses	10,285,820
Less: Fee waivers and/or expense reimbursements	(217,152)

Net expenses	10,068,668

Net investment income	5,330,889

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	33,573,572
Net change in unrealized gains (losses) on investments	57,513,282

Net realized and unrealized gains (losses) on investments	91,086,854

Net increase in net assets resulting from operations	$96,417,743

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Opportunity Fund	13

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment income		$5,330,889		$24,934,411
Net realized gains on investments		33,573,572		221,473,940
Net change in unrealized gains (losses) on investments		57,513,282		(257,879,486)

Net increase (decrease) in net assets resulting from operations		96,417,743		(11,471,135)

Distributions to shareholders from
Net investment income
Class A		(20,934,141)		0
Class C		(189,287)		0
Administrator Class		(3,656,721)		0
Institutional Class		(234,706)		0
Net realized gains
Class A		(185,395,064)		(46,799,012)
Class B		(425,984)		(617,936)
Class C		(4,995,377)		(4,663,792)
Administrator Class		(27,497,135)		(25,429,048)
Institutional Class		(1,456,485)		(2,498,291)
Investor Class		0 [1]		(119,041,800)

Total distributions to shareholders		(244,784,900)		(199,049,879)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	23,856,687	1,111,384,039	160,357	7,615,018
Class B	1	46	46	2,206
Class C	10,064	376,338	19,132	863,333
Administrator Class	61,480	2,562,166	127,668	6,594,713
Institutional Class	45,352	1,974,974	270,104	13,636,292
Investor Class	14,679 [1]	683,049 [1]	472,972	22,990,522

		1,116,980,612		51,702,084

Reinvestment of distributions
Class A	5,133,772	200,603,071	998,030	45,340,511
Class B	11,360	422,382	13,977	612,904
Class C	129,505	4,817,319	97,150	4,260,996
Administrator Class	701,312	29,406,409	497,170	23,978,499
Institutional Class	33,469	1,426,272	46,857	2,287,085
Investor Class	0 [1]	0 [1]	2,493,408	115,943,517

		236,675,453		192,423,512

Payment for shares redeemed
Class A	(2,107,096)	(83,998,661)	(1,094,612)	(56,454,349)
Class B	(27,235)	(1,079,130)	(59,795)	(2,828,077)
Class C	(88,369)	(3,440,475)	(114,995)	(5,685,281)
Administrator Class	(353,468)	(15,093,171)	(624,551)	(33,952,919)
Institutional Class	(56,056)	(2,438,909)	(617,715)	(31,505,421)
Investor Class	(23,333,080)[1]	(1,113,901,150)[1]	(2,321,853)	(124,633,589)

		(1,219,951,496)		(255,059,636)

Net increase (decrease) in net assets resulting from capital share transactions		133,704,569		(10,934,040)

Total decrease in net assets		(14,662,588)		(221,455,054)

Net assets
Beginning of period		1,700,826,124		1,922,281,178

End of period		$1,686,163,536		$1,700,826,124

Undistributed net investment income		$5,120,015		$24,803,981

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$43.35	$49.56	$46.23	$38.99	$32.08	$34.08
Net investment income (loss)	0.12 [1]	0.64	(0.07)	(0.04)	(0.03)	0.06 [1]
Net realized and unrealized gains (losses) on investments	2.28	(1.52)	6.46	8.80	6.94	(2.06)

Total from investment operations	2.40	(0.88)	6.39	8.76	6.91	(2.00)
Distributions to shareholders from
Net investment income	(0.57)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(5.77)	(5.33)	(3.06)	(1.52)	0.00	0.00

Total distributions to shareholders	(6.34)	(5.33)	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$39.41	$43.35	$49.56	$46.23	$38.99	$32.08
Total return[2]	5.88%	(2.27)%	14.35%	23.31%	21.54%	(5.87)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.24%	1.26%	1.26%	1.25%	1.27%
Net expenses	1.21%	1.22%	1.22%	1.23%	1.25%	1.25%
Net investment income (loss)	0.62%	1.30%	(0.13)%	(0.08)%	(0.08)%	0.15%
Supplemental data
Portfolio turnover rate	18%	42%	32%	26%	41%	31%
Net assets, end of period (000s omitted)	$1,414,015	$390,154	$442,840	$431,201	$399,828	$394,194

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS B		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$41.60	$48.09	$45.27	$38.49	$31.91	$33.61
Net investment income (loss)	(0.02)[2]	0.30 [2]	(0.43)[2]	(0.35)[2]	(0.31)[2]	(0.01)
Net realized and unrealized gains (losses) on investments	2.17	(1.46)	6.31	8.65	6.89	(1.69)

Total from investment operations	2.15	(1.16)	5.88	8.30	6.58	(1.70)
Distributions to shareholders from
Net realized gains	(5.77)	(5.33)	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$37.98	$41.60	$48.09	$45.27	$38.49	$31.91
Total return[3]	5.48%	(2.98)%	13.48%	22.39%	20.62%	(5.06)%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.99%	2.01%	2.01%	2.00%	2.02%
Net expenses	1.94%	1.97%	1.97%	1.98%	2.00%	2.00%
Net investment income (loss)	(0.13)%	0.64%	(0.90)%	(0.83)%	(0.83)%	(0.45)%
Supplemental data
Portfolio turnover rate	18%	42%	32%	26%	41%	31%
Net assets, end of period (000s omitted)	$2,646	$3,559	$6,316	$9,020	$11,743	$16,154

[1]	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$41.60	$48.10	$45.27	$38.49	$31.91	$34.15
Net investment income (loss)	(0.03)[1]	0.26	(0.42)[1]	(0.35)[1]	(0.31)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	2.18	(1.43)	6.31	8.65	6.89	(2.06)

Total from investment operations	2.15	(1.17)	5.89	8.30	6.58	(2.24)
Distributions to shareholders from
Net investment income	(0.19)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(5.77)	(5.33)	(3.06)	(1.52)	0.00	0.00

Total distributions to shareholders	(5.96)	(5.33)	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$37.79	$41.60	$48.10	$45.27	$38.49	$31.91
Total return[2]	5.48%	(3.01)%	13.48%	22.41%	20.62%	(6.56)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.99%	2.01%	2.01%	2.00%	2.02%
Net expenses	1.96%	1.97%	1.97%	1.98%	2.00%	2.00%
Net investment income (loss)	(0.13)%	0.55%	(0.88)%	(0.83)%	(0.83)%	(0.50)%
Supplemental data
Portfolio turnover rate	18%	42%	32%	26%	41%	31%
Net assets, end of period (000s omitted)	$35,717	$37,196	$42,940	$43,209	$42,720	$45,096

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Opportunity Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$46.11	$52.27	$48.50	$40.74	$33.44	$35.44
Net investment income	0.18 [1]	0.79	0.08	0.06 [1]	0.09	0.07 [1]
Net realized and unrealized gains (losses) on investments	2.42	(1.62)	6.75	9.22	7.21	(2.07)

Total from investment operations	2.60	(0.83)	6.83	9.28	7.30	(2.00)
Distributions to shareholders from
Net investment income	(0.69)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(5.77)	(5.33)	(3.06)	(1.52)	0.00	0.00

Total distributions to shareholders	(6.46)	(5.33)	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$42.25	$46.11	$52.27	$48.50	$40.74	$33.44
Total return[2]	5.96%	(2.04)%	14.60%	23.59%	21.83%	(5.64)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.10%	1.10%	1.10%	1.09%	1.09%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.03%
Net investment income	0.83%	1.52%	0.09%	0.13%	0.17%	0.17%
Supplemental data
Portfolio turnover rate	18%	42%	32%	26%	41%	31%
Net assets, end of period (000s omitted)	$221,899	$223,281	$253,121	$247,230	$395,493	$360,968

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$46.76	$52.82	$48.86	$40.93	$33.52	$35.45
Net investment income	0.24 [1]	0.92 [1]	0.19 [1]	0.17	0.21	0.24 [1]
Net realized and unrealized gains (losses) on investments	2.45	(1.65)	6.83	9.28	7.20	(2.17)

Total from investment operations	2.69	(0.73)	7.02	9.45	7.41	(1.93)
Distributions to shareholders from
Net investment income	(0.83)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(5.77)	(5.33)	(3.06)	(1.52)	0.00	0.00

Total distributions to shareholders	(6.60)	(5.33)	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$42.85	$46.76	$52.82	$48.86	$40.93	$33.52
Total return[2]	6.09%	(1.81)%	14.89%	23.91%	22.11%	(5.44)%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.83%	0.83%	0.83%	0.82%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.78%
Net investment income	1.08%	1.79%	0.36%	0.41%	0.39%	0.61%
Supplemental data
Portfolio turnover rate	18%	42%	32%	26%	41%	31%
Net assets, end of period (000s omitted)	$11,886	$11,906	$29,335	$14,030	$10,804	$14,027

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On, March 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

20	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	21

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$270,834,412	$0	$0	$270,834,412
Consumer staples	107,861,641	0	0	107,861,641
Energy	134,236,798	0	0	134,236,798
Financials	224,952,084	0	0	224,952,084
Health care	213,118,784	0	0	213,118,784
Industrials	243,639,591	0	0	243,639,591
Information technology	396,772,202	0	0	396,772,202
Materials	85,912,970	0	0	85,912,970

Short-term investments
Investment companies	7,064,811	0	0	7,064,811
Investments measured at net asset value*				50,610,238
Total assets	$1,684,393,293	$0	$0	$1,735,003,531

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $50,610,238 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

22	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase.

For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares, and 1.00% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended March 31, 2016, Funds Distributor received $4,418 from the sale of Class A shares and $228 and $33 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	23

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $309,224,330 and $404,645,882, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Opportunity Fund	Other information (unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

Other information (unaudited)	Wells Fargo Opportunity Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Opportunity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241831 05-16 SA232/SAR232 03-16

Semi-Annual Report

March 31, 2016

Wells Fargo Special Mid Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Investor concerns about deflation and recession increased.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Mid Cap Value Fund for the six-month period that ended March 31, 2016. After a challenging summer in 2015, U.S. equity markets opened the period with strong gains in October and more modest gains in November before turning negative again in December and early in the new year. Strong performance from mid-February through March 2016 helped the markets close the period with positive returns.

Following summer losses, stocks gained during the period.

Stock values recovered during October 2015 after dipping into correction territory—defined as a decline of 10% or more—during the second quarter of 2015. The source of investors’ enthusiasm for stocks was not immediately clear. During the month, durable goods and retail sales reports disappointed. The U.S. Bureau of Labor Statistics’ Employment Situation Summary, which had been trending favorably in prior months, was lackluster. Many observers suggested that the month’s strong gains simply represented a bounceback from the substantial selling during the summer.

Business, economic, and central-bank policy developments continued to have counterbalancing influences. For example, U.S. gross domestic product (GDP) grew at an annualized pace of 2.0% during the third quarter, a slowdown from the 3.9% pace of the second quarter, but the November Employment Situation Summary showed improvement compared with October. A stronger dollar and lower interest rates benefited consumer purchasing power even as they limited profits in other sectors, particularly among financial services companies. While domestic manufacturers performed well, exporters were challenged by a strong U.S. dollar and slowing economic activity in international markets.

In December 2015, the U.S. Federal Reserve (Fed) increased the federal funds rate for the first time since 2006. The Fed also expressed its intention to increase the rate several times during 2016. However, oil and natural gas prices remained under pressure, and the People’s Bank of China (PBOC) said it would guide the value of the renminbi lower against the dollar. After the start of the new year, economic data weakened. Fourth-quarter GDP initially was estimated at 0.7% by the U.S. Bureau of Economic Analysis. While it was later revised higher to 1.4%, the reading represented another quarter-over-quarter decline. Investor concerns about deflation and recession increased. During the first six weeks of the first quarter of 2016, U.S. equity markets posted their worst start to a calendar year on record.

Recessionary concerns were assuaged by central-bank resolve and improved economic data.

As economic data weakened and equity market volatility increased, the Fed signaled that future interest-rate increases likely would be more gradual than initially anticipated. In the eurozone, the European Central Bank (ECB) substantially strengthened its policy responses to slow economic growth by lowering its deposit facility interest rate to -0.40%, which encouraged financial centers to put their reserves to work in loans and investments rather keep them on deposit. The ECB also expanded its asset-purchase program to 80 billion euros per month and extended its term six months. In Japan, the central bank also implemented a negative interest-rate policy intended to spur lending and investment. In China, the PBOC lowered interest rates and bank reserve requirements to spur financial activity.

Letter to shareholders (unaudited)	Wells Fargo Special Mid Cap Value Fund	3

Economic data also turned more positive in the first quarter. U.S. employment data continued to improve. New orders for durable goods were higher, and retail sales advanced. Readings on manufacturing activity in the U.S., Europe, and China showed signs of strengthening. In response, equity investors bid up U.S. stock prices during the last six weeks of the quarter and major indexes ended the period with positive returns. For the six-month period that ended March 31, 2016, the Russell 2000® Index,1 a common small-cap stock index, gained 2.02%; the Russell Midcap® Index2 gained 5.94%; and the S&P 500 Index,3 a commonly referenced gauge of large-cap stock performance, gained 8.94%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA®, CPA

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of March 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	(8.97)	9.75	7.25	(3.42)	11.05	7.89	1.22	1.22
Class C (WFPCX)	7-31-2007	(5.15)	10.23	7.10	(4.15)	10.23	7.10	1.97	1.97
Class R (WFHHX)	9-30-2015	–	–	–	(3.69)	10.80	7.65	1.47	1.47
Class R6 (WFPRX)	6-28-2013	–	–	–	(3.02)	11.54	8.33	0.79	0.79
Administrator Class (WFMDX)	4-8-2005	–	–	–	(3.34)	11.19	8.02	1.14	1.14
Institutional Class (WFMIX)	4-8-2005	–	–	–	(3.09)	11.51	8.31	0.89	0.88
Russell Midcap® Value Index[4]	–	–	–	–	(3.39)	10.52	7.23	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Special Mid Cap Value Fund	5

Ten largest holdings (%) as of March 31, 2016[5]
Fidelity National Information Services Incorporated	2.91
Kohl’s Corporation	2.68
Molson Coors Brewing Company Class B	2.61
Packaging Corporation of America	2.49
TreeHouse Foods Incorporated	2.47
Ally Financial Incorporated	2.44
Loews Corporation	2.37
Brown & Brown Incorporated	2.33
Ameren Corporation	2.33
The Allstate Corporation	2.23

Sector distribution as of March 31, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through January 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Class A, 2.00% for Class C, 1.50% for Class R, 0.82% for Class R6, 1.14% for Administrator Class, and 0.87% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2015 to March 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2015	Ending account value 3-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,055.21	$6.17	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class C
Actual	$1,000.00	$1,051.41	$10.00	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class R
Actual	$1,000.00	$1,053.75	$7.44	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Class R6
Actual	$1,000.00	$1,057.33	$3.96	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Administrator Class
Actual	$1,000.00	$1,055.50	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.60	1.11%
Institutional Class
Actual	$1,000.00	$1,056.86	$4.47	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39	0.87%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.55%

Consumer Discretionary: 8.29%

Hotels, Restaurants & Leisure: 1.29%
The Wendy’s Company	3,940,600	$42,913,134

Leisure Products: 0.67%
Vista Outdoor Incorporated †	426,400	22,134,424

Media: 1.56%
Tribune Media Company Class A	1,350,037	51,773,919

Multiline Retail: 2.69%
Kohl’s Corporation	1,910,500	89,048,405

Specialty Retail: 1.42%
Foot Locker Incorporated	732,300	47,233,350

Textiles, Apparel & Luxury Goods: 0.66%
HanesBrands Incorporated	774,600	21,952,164

Consumer Staples: 7.37%

Beverages: 2.61%
Molson Coors Brewing Company Class B	901,010	86,659,142

Food Products: 3.20%
Pinnacle Foods Incorporated	544,900	24,346,132
TreeHouse Foods Incorporated †	943,309	81,832,056

		106,178,188

Household Products: 1.56%
Church & Dwight Company Incorporated	559,400	51,565,492

Energy: 7.36%

Energy Equipment & Services: 2.50%
Frank’s International N.V. «	268,200	4,419,936
National Oilwell Varco Incorporated	1,101,100	34,244,210
Patterson-UTI Energy Incorporated	2,521,600	44,430,592

		83,094,738

Oil, Gas & Consumable Fuels: 4.86%
Anadarko Petroleum Corporation	1,024,300	47,701,651
Cimarex Energy Company	525,710	51,135,812
Hess Corporation	1,184,000	62,337,600

		161,175,063

Financials: 25.98%

Banks: 2.92%
First Niagara Financial Group Incorporated	2,495,800	24,159,344
PacWest Bancorp	1,010,007	37,521,760
Regions Financial Corporation	4,502,500	35,344,625

		97,025,729

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Special Mid Cap Value Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name	Shares	Value

Capital Markets: 1.35%
Northern Trust Corporation	686,300	$44,726,171

Consumer Finance: 3.98%
Ally Financial Incorporated †	4,320,661	80,882,774
Discover Financial Services	1,001,500	50,996,380

		131,879,154

Insurance: 13.79%
Arch Capital Group Limited †	449,360	31,949,496
Brown & Brown Incorporated	2,159,900	77,324,420
FNF Group	1,875,500	63,579,450
Loews Corporation	2,055,200	78,631,952
ProAssurance Corporation	991,198	50,154,619
The Allstate Corporation	1,096,300	73,857,731
Validus Holdings Limited	541,569	25,556,641
Willis Towers Watson plc	475,400	56,410,964

		457,465,273

Real Estate Management & Development: 1.37%
CBRE Group Incorporated Class A †	1,580,200	45,541,364

REITs: 2.57%
American Campus Communities Incorporated	1,088,385	51,252,050
Hatteras Financial Corporation	2,375,200	33,965,360

		85,217,410

Health Care: 4.85%

Health Care Providers & Services: 4.85%
Humana Incorporated	248,700	45,499,665
Patterson Companies Incorporated	1,184,500	55,114,785
WellCare Health Plans Incorporated †	650,900	60,370,975

		160,985,425

Industrials: 15.70%

Aerospace & Defense: 3.91%
B/E Aerospace Incorporated	1,333,600	61,505,632
General Dynamics Corporation	124,300	16,329,291
Raytheon Company	422,400	51,798,912

		129,633,835

Commercial Services & Supplies: 4.14%
Pitney Bowes Incorporated	3,067,900	66,082,566
Republic Services Incorporated	1,498,275	71,392,804

		137,475,370

Construction & Engineering: 3.81%
EMCOR Group Incorporated	1,119,109	54,388,697

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund	9

Security name	Shares	Value

Construction & Engineering (continued)
Jacobs Engineering Group Incorporated †	1,651,600	$71,927,180

		126,315,877

Marine: 1.50%
Kirby Corporation †	827,200	49,871,888

Road & Rail: 1.07%
Ryder System Incorporated	550,300	35,648,434

Transportation Infrastructure: 1.27%
Macquarie Infrastructure Company LLC	624,406	42,109,941

Information Technology: 13.51%

Communications Equipment: 3.23%
ARRIS International plc †	2,032,900	46,594,068
Harris Corporation	778,200	60,590,652

		107,184,720

IT Services: 5.03%
Amdocs Limited	548,600	33,146,412
DST Systems Incorporated	329,920	37,205,078
Fidelity National Information Services Incorporated	1,523,400	96,446,454

		166,797,944

Semiconductors & Semiconductor Equipment: 1.59%
Lam Research Corporation	639,500	52,822,700

Software: 2.40%
Check Point Software Technologies Limited «†	308,800	27,010,736
Synopsys Incorporated †	1,088,800	52,741,472

		79,752,208

Technology Hardware, Storage & Peripherals: 1.26%
Western Digital Corporation	883,700	41,745,988

Materials: 6.52%

Chemicals: 1.90%
Eastman Chemical Company	226,600	16,367,318
FMC Corporation	1,155,900	46,663,683

		63,031,001

Construction Materials: 2.13%
Eagle Materials Incorporated	1,005,600	70,502,616

Containers & Packaging: 2.49%
Packaging Corporation of America	1,368,700	82,669,480

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Special Mid Cap Value Fund	Portfolio of investments—March 31, 2016 (unaudited)

Security name		Shares	Value

Utilities: 5.97%

Electric Utilities: 1.97%
American Electric Power Company Incorporated		984,760	$65,388,064

Multi-Utilities: 2.33%
Ameren Corporation		1,542,950	77,301,795

Water Utilities: 1.67%
American Water Works Company Incorporated		801,600	55,254,287

Total Common Stocks (Cost $2,955,848,893)			3,170,074,693

	Yield
Short-Term Investments: 5.49%

Investment Companies: 5.49%
Securities Lending Cash Investments LLC (l)(r)(u)	0.43%	26,128,275	26,128,275
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.44	156,052,230	156,052,230

Total Short-Term Investments (Cost $182,180,505)			182,180,505

Total investments in securities (Cost $3,138,029,398) *	101.04%	3,352,255,198
Other assets and liabilities, net	(1.04)	(34,497,151)

Total net assets	100.00%	$3,317,758,047

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,143,833,988 and unrealized gains (losses) consists of:

Gross unrealized gains	$317,194,250
Gross unrealized losses	(108,773,040)

Net unrealized gains	$208,421,210

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2016 (unaudited)	Wells Fargo Special Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including $25,562,670 of securities loaned), at value (cost $2,955,848,893)	$3,170,074,693
In affiliated securities, at value (cost $182,180,505)	182,180,505

Total investments, at value (cost $3,138,029,398)	3,352,255,198
Receivable for investments sold	38,518,749
Receivable for Fund shares sold	18,722,705
Receivable for dividends	4,761,542
Receivable for securities lending income	11,378
Prepaid expenses and other assets	213,556

Total assets	3,414,483,128

Liabilities
Payable for investments purchased	58,036,706
Payable for Fund shares redeemed	9,726,923
Payable upon receipt of securities loaned	26,128,275
Management fee payable	1,897,426
Distribution fees payable	52,910
Administration fees payable	415,791
Accrued expenses and other liabilities	467,050

Total liabilities	96,725,081

Total net assets	$3,317,758,047

NET ASSETS CONSIST OF
Paid-in capital	$3,115,661,773
Undistributed net investment income	15,145,882
Accumulated net realized losses on investments	(27,275,408)
Net unrealized gains on investments	214,225,800

Total net assets	$3,317,758,047

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,156,194,808
Shares outstanding – Class A1	38,158,371
Net asset value per share – Class A	$30.30
Maximum offering price per share – Class A2	$32.15
Net assets – Class C	$86,933,324
Shares outstanding – Class C1	2,966,440
Net asset value per share – Class C	$29.31
Net assets – Class R	$289,026
Shares outstanding – Class R1	9,341
Net asset value per share – Class R	$30.94
Net assets – Class R6	$210,004,100
Shares outstanding – Class R6[1]	6,760,922
Net asset value per share – Class R6	$31.06
Net assets – Administrator Class	$1,113,070,275
Shares outstanding – Administrator Class[1]	36,152,292
Net asset value per share – Administrator Class	$30.79
Net assets – Institutional Class	$751,266,514
Shares outstanding – Institutional Class[1]	24,193,744
Net asset value per share – Institutional Class	$31.05

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Special Mid Cap Value Fund	Statement of operations—six months ended March 31, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $13,847)	$28,800,161
Securities lending income, net	42,336
Income from affiliated securities	253,787

Total investment income	29,096,284

Expenses
Management fee	8,992,982
Administration fees
Class A	1,053,815
Class C	77,787
Class R	44
Class R6	23,950
Administrator Class	443,121
Institutional Class	352,967
Investor Class	116,458	[1]
Shareholder servicing fees
Class A	1,254,542
Class C	92,603
Class R	52
Administrator Class	819,318
Investor Class	90,680	[1]
Distribution fees
Class C	277,810
Class R	52
Custody and accounting fees	64,757
Professional fees	22,423
Registration fees	118,814
Shareholder report expenses	131,468
Trustees’ fees and expenses	9,199
Other fees and expenses	15,133

Total expenses	13,957,975
Less: Fee waivers and/or expense reimbursements	(8,139)

Net expenses	13,949,836

Net investment income	15,146,448

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(24,036,723)
Net change in unrealized gains (losses) on investments	199,875,645

Net realized and unrealized gains (losses) on investments	175,838,922

Net increase in net assets resulting from operations	$190,985,370

[1]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Special Mid Cap Value Fund	13

	Six months ended March 31, 2016 (unaudited)		Year ended September 30, 2015

Operations
Net investment income		$15,146,448		$14,760,683
Net realized gains (losses) on investments		(24,036,723)		99,137,662
Net change in unrealized gains (losses) on investments		199,875,645		(138,463,872)

Net increase (decrease) in net assets resulting from operations		190,985,370		(24,565,527)

Distributions to shareholders from
Net investment income
Class A		(3,106,871)		(2,404,466)
Class C		(20,450)		0
Class R		(195)		0 [1]
Class R6		(1,171,323)		(45,443)
Administrator Class		(2,729,426)		(922,301)
Institutional Class		(3,574,594)		(1,465,190)
Investor Class		0 [2]		(963,123)
Net realized gains
Class A		(40,065,294)		(36,145,688)
Class C		(2,776,111)		(3,059,339)
Class R		(920)		0 [1]
Class R6		(5,563,069)		(527,423)
Administrator Class		(17,677,686)		(17,119,649)
Institutional Class		(17,921,301)		(17,898,031)
Investor Class		0 [2]		(47,391,502)

Total distributions to shareholders		(94,607,240)		(127,942,155)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	24,254,222	747,172,278	15,633,402	498,183,836
Class C	967,907	27,802,671	1,444,914	45,340,872
Class R	8,530	261,226	814 [1]	25,000 [1]
Class R6	3,531,585	108,740,849	3,639,150	120,551,746
Administrator Class	31,675,555	905,080,684	12,563,219	406,786,505
Institutional Class	13,170,255	395,208,697	9,959,577	330,102,387
Investor Class	231,357 [2]	7,298,576 [2]	3,146,655	104,038,226

		2,191,564,981		1,505,028,572

Reinvestment of distributions
Class A	1,432,793	41,899,896	1,195,510	37,042,885
Class C	91,890	2,596,151	93,002	2,799,357
Class R	37	1,115	0 [1]	0 [1]
Class R6	223,787	6,734,392	18,058	572,866
Administrator Class	684,328	20,395,161	572,229	18,011,446
Institutional Class	647,950	19,486,743	542,244	17,199,534
Investor Class	0 [2]	0 [2]	1,519,579	47,828,295

		91,113,458		123,454,383

Payment for shares redeemed
Class A	(4,557,449)	(132,948,837)	(3,172,402)	(102,128,564)
Class C	(280,466)	(7,995,043)	(268,920)	(8,411,582)
Class R	(40)	(1,214)	0 [1]	0 [1]
Class R6	(445,266)	(13,531,792)	(326,593)	(10,742,055)
Administrator Class	(9,154,468)	(267,497,545)	(5,860,843)	(190,655,125)
Institutional Class	(3,041,114)	(92,128,525)	(2,327,220)	(76,918,868)
Investor Class	(17,217,665)[2]	(549,439,619)[2]	(4,421,468)	(145,795,400)

		(1,063,542,575)		(534,651,594)

Net increase in net assets resulting from capital share transactions		1,219,135,864		1,093,831,361

Total increase in net assets		1,315,513,994		941,323,679

Net assets
Beginning of period		2,002,244,053		1,060,920,374

End of period		$3,317,758,047		$2,002,244,053

Undistributed net investment income		$15,145,882		$10,602,293

[1]	The class commenced operations on September 30, 2015. Information represents activity for the one day of operation.

[2]	For the period from October 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$29.91	$32.68	$30.36	$22.83	$17.84	$18.60
Net investment income	0.17 [1]	0.25	0.12 [1]	0.15 [1]	0.08 [1]	0.03
Net realized and unrealized gains (losses) on investments	1.43	0.07	4.47	7.60	4.94	(0.52)

Total from investment operations	1.60	0.32	4.59	7.75	5.02	(0.49)
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.09)	(0.22)	(0.03)	(0.27)
Net realized gains	(1.13)	(2.91)	(2.18)	0.00	0.00	0.00

Total distributions to shareholders	(1.21)	(3.09)	(2.27)	(0.22)	(0.03)	(0.27)
Net asset value, end of period	$30.30	$29.91	$32.68	$30.36	$22.83	$17.84
Total return[2]	5.52%	0.69%	15.70%	34.23%	28.18%	(2.82)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.25%	1.28%	1.29%	1.30%	1.29%
Net expenses	1.20%	1.24%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.11%	0.85%	0.38%	0.54%	0.38%	0.14%
Supplemental data
Portfolio turnover rate	16%	58%	58%	87%	87%	78%
Net assets, end of period (000s omitted)	$1,156,195	$509,386	$110,219	$38,119	$9,545	$9,850

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$29.00	$31.82	$29.73	$22.38	$17.60	$18.40
Net investment income (loss)	0.06 [1]	0.02 [1]	(0.04)	(0.07)[1]	(0.03)	(0.13)
Net realized and unrealized gains (losses) on investments	1.39	0.07	4.31	7.49	4.81	(0.49)

Total from investment operations	1.45	0.09	4.27	7.42	4.78	(0.62)
Distributions to shareholders from
Net investment income	(0.01)	0.00	0.00	(0.07)	0.00	(0.18)
Net realized gains	(1.13)	(2.91)	(2.18)	0.00	0.00	0.00

Total distributions to shareholders	(1.14)	(2.91)	(2.18)	(0.07)	0.00	(0.18)
Net asset value, end of period	$29.31	$29.00	$31.82	$29.73	$22.38	$17.60
Total return[2]	5.14%	(0.05)%	14.86%	33.23%	27.16%	(3.52)%
Ratios to average net assets (annualized)
Gross expenses	1.95%	2.00%	2.03%	2.04%	2.06%	2.04%
Net expenses	1.95%	1.99%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	0.33%	0.08%	(0.38)%	(0.25)%	(0.35)%	(0.60)%
Supplemental data
Portfolio turnover rate	16%	58%	58%	87%	87%	78%
Net assets, end of period (000s omitted)	$86,933	$63,431	$29,217	$14,913	$2,770	$1,714

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R	Six months ended March 31, 2016 (unaudited)	Year ended September 30, 2015[1]
Net asset value, beginning of period	$30.70	$30.70
Net investment income	0.17 [2]	0.00
Net realized and unrealized gains (losses) on investments	1.43	0.00

Total from investment operations	1.60	0.00
Distributions to shareholders from
Net investment income	(0.23)	0.00
Net realized gains	(1.13)	0.00

Total distributions to shareholders	(1.36)	0.00
Net asset value, end of period	$30.94	$30.70
Total return[3]	5.38%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.45%	0.00%
Net expenses	1.45%	0.00%
Net investment income	1.15%	0.00%
Supplemental data
Portfolio turnover rate	16%	58%
Net assets, end of period (000s omitted)	$289	$25

[1]	The class commenced operations on September 30, 2015. Information represents activity for the one day of operation.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$30.71	$33.39	$30.90	$28.69
Net investment income	0.24 [2]	0.41 [2]	0.41 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	1.47	0.05	4.43	2.15

Total from investment operations	1.71	0.46	4.84	2.21
Distributions to shareholders from
Net investment income	(0.23)	(0.23)	(0.17)	0.00
Net realized gains	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(1.36)	(3.14)	(2.35)	0.00
Net asset value, end of period	$31.06	$30.71	$33.39	$30.90
Total return[3]	5.73%	1.14%	16.29%	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.80%	0.81%
Net expenses	0.77%	0.79%	0.80%	0.81%
Net investment income	1.58%	1.26%	1.22%	0.73%
Supplemental data
Portfolio turnover rate	16%	58%	58%	87%
Net assets, end of period (000s omitted)	$210,004	$105,973	$4,013	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$30.45	$33.14	$30.71	$23.09	$18.04	$18.80
Net investment income	0.18 [1]	0.31 [1]	0.15	0.20 [1]	0.11 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	1.46	0.05	4.55	7.67	4.99	(0.54)

Total from investment operations	1.64	0.36	4.70	7.87	5.10	(0.48)
Distributions to shareholders from
Net investment income	(0.17)	(0.14)	(0.09)	(0.25)	(0.05)	(0.28)
Net realized gains	(1.13)	(2.91)	(2.18)	0.00	0.00	0.00

Total distributions to shareholders	(1.30)	(3.05)	(2.27)	(0.25)	(0.05)	(0.28)
Net asset value, end of period	$30.79	$30.45	$33.14	$30.71	$23.09	$18.04
Total return[2]	5.55%	0.84%	15.89%	34.41%	28.30%	(2.72)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.12%	1.12%	1.13%	1.14%	1.13%
Net expenses	1.11%	1.11%	1.12%	1.13%	1.13%	1.13%
Net investment income	1.24%	0.95%	0.48%	0.71%	0.50%	0.26%
Supplemental data
Portfolio turnover rate	16%	58%	58%	87%	87%	78%
Net assets, end of period (000s omitted)	$1,113,070	$394,188	$187,968	$117,087	$61,596	$62,122

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2016 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$30.70	$33.38	$30.91	$23.15	$18.10	$18.86
Net investment income	0.22 [1]	0.41 [1]	0.24	0.20 [1]	0.16	0.10
Net realized and unrealized gains (losses) on investments	1.47	0.04	4.57	7.81	5.01	(0.52)

Total from investment operations	1.69	0.45	4.81	8.01	5.17	(0.42)
Distributions to shareholders from
Net investment income	(0.21)	(0.22)	(0.16)	(0.25)	(0.12)	(0.34)
Net realized gains	(1.13)	(2.91)	(2.18)	0.00	0.00	0.00

Total distributions to shareholders	(1.34)	(3.13)	(2.34)	(0.25)	(0.12)	(0.34)
Net asset value, end of period	$31.05	$30.70	$33.38	$30.91	$23.15	$18.10
Total return[2]	5.69%	1.10%	16.17%	34.90%	28.65%	(2.46)%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.85%	0.85%	0.85%	0.87%	0.86%
Net expenses	0.87%	0.85%	0.85%	0.85%	0.87%	0.86%
Net investment income	1.46%	1.23%	0.81%	0.72%	0.76%	0.52%
Supplemental data
Portfolio turnover rate	16%	58%	58%	87%	87%	78%
Net assets, end of period (000s omitted)	$751,267	$411,919	$174,989	$66,056	$125,623	$104,360

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Special Mid Cap Value Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), and affiliate of Funds Management and an indirectly wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $124,975 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$275,055,396	$0	$0	$275,055,396
Consumer staples	244,402,822	0	0	244,402,822
Energy	244,269,801	0	0	244,269,801
Financials	861,855,101	0	0	861,855,101
Health care	160,985,425	0	0	160,985,425
Industrials	521,055,345	0	0	521,055,345
Information technology	448,303,560	0	0	448,303,560
Materials	216,203,097	0	0	216,203,097
Utilities	197,944,146	0	0	197,944,146

Short-term investments
Investment companies	156,052,230	0	0	156,052,230
Investments measured at net asset value*				26,128,275
Total assets	$3,326,126,923	$0	$0	$3,352,255,198

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $26,128,275 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2016, the management fee was equivalent to an annual rate of 0.71% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Notes to financial statements (unaudited)	Wells Fargo Special Mid Cap Value Fund	23

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.50% for Class R shares, 0.82% for Class R6 shares, 1.14% for Administrator Class shares, and 0.87% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2016, Funds Distributor received $30,231 from the sale of Class A shares and $3,588 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2016 were $1,511,476,280 and $390,090,589, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Special Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Special Mid Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Special Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Special Mid Cap Value Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

241832 05-16 SA234/SAR234 03-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	May 25, 2016

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	May 25, 2016

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 25, 2016